As filed with the SEC on April 28, 2008
Registration No. 33-54924
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 19	[ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 27	[ X ]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________
JON J. SKILLMAN
President
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
_________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP 1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
_________________________________________
Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.
It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2008, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Income Advantage

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life," the "Company," "EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase:

(1) a "Non-qualified Contract" with money from any source; and

(2) a "Qualified Contract" that is an Individual Retirement Annuity with contributions rolled-over from qualified plans such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

You may choose a guaranteed minimum number of years of annuity income. Or, if you have a Qualified Contract, you may choose a Contract which permits you to withdraw part or all of the Withdrawal Value of your Contract. Withdrawals are only available for allocations to variable annuity income. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Option will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations on page <Click Here>.

Investment Options

You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. If you allocate all or a portion to variable annuity income, you may choose one or more of the available Subaccounts of the Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). Amounts allocated to the Subaccounts will result in annuity income that varies in amount according to the investment results of the Subaccounts.

The Funds of the investment options in the Variable Account are managed by Fidelity Management & Research Company ("FMR"). Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR. Other funds are managed or sub-advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), Geode Capital Management, LLC ("Geode"), J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), Lazard Asset Management, LLC ("Lazard"), Morgan Stanley Investment Management Inc. ("Morgan Stanley"), and OppenheimerFunds, Inc. ("Oppenheimer"), ("Other Funds"). All portfolios available in this prospectus are collectively known as the "Funds".

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2008. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

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Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the prospectuses for all the investment options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally 1-800-544-2442

Date: April 30, 2008

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Empire Fidelity Investments Life, the Variable Account and the Funds
Empire Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Trading Among Variable Subaccounts	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose a Short-Term Redemption Fee	<Click Here>
Annuity Income Dates	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Death Benefit	<Click Here>
Fixed, Variable or Combination Annuity Income	<Click Here>
Benchmark Rate of Return	<Click Here>
Types of Annuity Income Options	<Click Here>
Annuity Income Including Withdrawal Options	<Click Here>
Guarantee Period	<Click Here>
Withdrawal Provisions	<Click Here>
Reports	<Click Here>
More About the Contract
Tax Considerations	<Click Here>
Other Contract Provisions
Selling the Contracts	<Click Here>
Postponement of Benefits	<Click Here>
More About the Variable Account and the Funds
Changes in Investment Options	<Click Here>
Total Return for a Subaccount	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Annuitant - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income must be received only by you during your lifetime. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. To choose the Withdrawal Option, either you or the Joint Annuitant must be no more than 72 years old. You must also be an Owner.

Annuity Income Dates - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of variable annuity income.

Benchmark Rate of Return - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract and the following description assumes you make no withdrawals.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return (performance after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the Total Return exceeds the benchmark, annuity income will increase. If the Total Return falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

Beneficiary(ies) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A Contract designed to provide you and the Joint Annuitant (if any) with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Funds - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Other Funds available in the Contract.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - The Joint Annuitant (if any), receives lifetime annuity income. However, for Qualified Contracts all annuity income must be received only by the Annuitant during the Annuitant's lifetime. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of not more than 1%.

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Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant (if any), may ever be Owners.

Portfolio - An investment portfolio of a Fund.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code, including an Individual Retirement Annuity that qualifies as a Roth IRA under section 408A of the Code.

Roth IRA - Refers generally to an IRA that qualifies as a Roth IRA under Section 408A of the Code. When it is used to refer to a Qualified Contract, it means an Individual Retirement Annuity Contract that qualifies as a Roth IRA under Section 408A of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - Used to measure the investment performance of an Investment Option, after all expenses.

Trading among Variable Subaccounts - Transfers of amounts among the Investment Options.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal (Liquidity) Period - Period of time you can take money out of your annuity. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s). The life expectancy is in whole numbers and is determined to be a period not in excess of that permitted by IRS guidelines. If no withdrawals are made from your annuity, the Withdrawal Period will operate as a Guarantee Period. The length of the Withdrawal Period may shorten if a withdrawal is made after the fifth anniversary of your Contract's first Annuity Income Date. Withdrawals are only available for allocations to variable annuity income.

Withdrawal Value - The total amount you can take out of your annuity during the Withdrawal Period is known as your Withdrawal Value. The Withdrawal Value is only available for allocations to variable annuity income.

You - The Annuitant. The Annuitant is always an Owner.

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Summary of the Contract

Purpose

This variable annuity provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant unless you choose to surrender the Contract, if allowed. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income or, if you have a Qualified Contract, you may choose a Withdrawal option. See Types of Annuity Income Options on page <Click Here> and Annuity Income Including Withdrawal Options on page <Click Here>. You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See Fixed, Variable or Combination Annuity Income on page <Click Here>.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any (unless you choose to surrender the Contract, if allowed). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to you, or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts you must be the only Owner.

Purchase of Contract

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are two types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

Investment Options

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select. You may direct your money to one or more of the forty-eight variable Subaccounts or the Fixed Account option.

Free Look Period

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Money Market Investment Option during the Money Market Period, and you may currently reallocate among the variable Investment Options at any time after the end of the Money Market Period.

You may return the Contract for a refund during the free look period. See Free Look Privilege on page <Click Here>. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See Death Benefit on page <Click Here>.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. The Contract constitutes the entire agreement between you and EFILI and should be retained.

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FEE TABLE

The following items describe the fees and expenses that you will pay while owning the contract.

Contract Owner Transaction Expenses	None
Annual Maintenance Fee	None
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
Daily Administrative Charge	0.25%
Total Separate Account Annual Fees	1.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses) 	0.10%	1.66%

Certain Portfolios impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page <Click Here>.

Facts About Empire Fidelity Investments Life, the Variable Account and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company organized under the laws of the State of New York on May 1, 1991. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's financial statements appear in the Statement of Additional Information ("SAI"). Our principal executive offices are located at 200 Liberty Street, One World Financial Center, New York, New York 10281. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

Empire Fidelity Investments Variable Annuity Account A was established as a separate investment account on July 15, 1991. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the SAI.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of EFILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to its general account. EFILI is obligated to provide all benefits under the Contracts.

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FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently forty-eight Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity Strategic Advisers Mid Cap Value Portfolio	Seeks long-term growth of capital	Strategic Advisers®, Inc./ J.P. Morgan Investment Management, Inc.
Fidelity Strategic Advisers Small Cap Portfolio	Seeks capital appreciation	Strategic Advisers®, Inc./ OppenheimerFunds, Inc.
Fidelity VIP Aggressive Growth Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Asset ManagerSM Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks both income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income, and as a secondary objective, capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 60%	Seeks capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
CREDIT SUISSE
Credit Suisse International Focus	Seeks long-term capital appreciation	Credit Suisse Asset Management, LLC
LAZARD
Lazard Retirement Emerging Markets Equity*	Seeks long-term capital appreciation	Lazard Asset Management, LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Investment Management Inc.
Morgan Stanley International Magnum	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Investment Management Inc.

* Prior to May 1, 2008 known as Lazard Retirement Emerging Markets

Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442.

Funds' Availability to Separate Accounts

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see Resolving Material Conflicts on page <Click Here>.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained approval. Two types of Contracts are available. You may purchase: (1) a Non-qualified Contract using money from any source; and (2) a Qualified Contract with money rolled over from a qualified retirement plan, such as a 401(a) or a 401(k) plan, 403(b) plan or a governmental 457(b) plan, or an IRA.

  The minimum Purchase Payment for a Contract is generally $25,000.
  You may purchase a Qualified Contract that is an Individual Retirement Annuity only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Qualified Contract that is a Roth IRA only with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of funds from another Roth IRA.
  You must be the Annuitant and the Owner of the Contract. If in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.

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  However, if you purchase the Contract as a Qualified Contract you must be the sole Owner of the Contract.
  Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old. To choose the Withdrawal Option either you or the Joint Annuitant must be no more than 72 years old.

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  Application and Initial Purchase Payment

When we receive your properly completed application, we apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30 calendar days after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. When you are replacing an existing annuity or life insurance policy with a contract, we will extend the free look period to 60 calendar days. For more information, please see Signature Guarantee or Customer Authentication.

For most Contracts, we assume that you receive your Contract 5 days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract.

If you return the Contract during the free look period and more than 10 days after you receive it, we will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first 10 calendar days after you receive it, we will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. If your free look period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

The portion of your Purchase Payment you allocate to the Subaccounts will be invested in the Money Market Investment Option for the Money Market Period. At the end of the Valuation Period in which the Money Market Period ends any amount then in the Money Market Investment Option (the "Free Look Units") will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.

At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select. If your instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among Subaccounts without charge. However, excessive exchange activity can disrupt Portfolio management strategy and increase Portfolio expenses, which are borne by everyone participating in the Portfolio regardless of their exchange activity. Therefore, EFILI may limit the number of exchanges permitted, but not to fewer than twelve per calendar year. We may also require you to submit your exchange instructions by mail. Contracts without a liquidity feature may have different exchange provisions and trade minimums. Please refer to your contract.

You tell us the percentage you want for your new allocation in each Subaccount. Your allocation percentages must be in whole numbers, not fractions. You may change the allocations among the Subaccounts by writing or telephoning the Annuity Service Center or on our Internet website.

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  Trading by Telephone or Internet

EFILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time. You may make up to a combined total of eighteen telephone/Internet exchanges per calendar year. All exchanges made on the same day count as one exchange. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell Contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

  Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual Contract Owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from Owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR - or in Other Funds - may be subject to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

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Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

  Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

(3) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, any Subaccount you exchange to is credited at the same time.

However, we may wait to credit the amount to a new Subaccount until an Investment Option you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

  Important

The amount of the allocation in each Subaccount will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

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CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, any amount needed to provide for the applicable premium taxes is deducted from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

2. Administrative Charges. Administrative charges compensate us for the expenses incurred in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI's Tax Status on page <Click Here>.

The Company or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the Fee Table.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Subaccounts invest in Portfolios that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Portfolio, not by EFILI, and are part of the Portfolio's assets. The thirteen Portfolios that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Portfolio that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if, and to the extent that, the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you reallocate variable annuity income from that Subaccount to another Subaccount, or when you make a withdrawal from a Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions.

Here are four examples to help you understand the application of the fee. The first two show the effect on Withdrawal Value, the last two show the effect on variable annuity income.

Example 1: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58, you make a full withdrawal of your Withdrawal Value. Your Withdrawal Value immediately before the full withdrawal is $50,000.

The fee applies to the entire amount withdrawn. The fee is $500 (1% of $50,000).

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Example 2: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 your Withdrawal Value in the Subaccount is $50,000, and you withdraw 80% of your Withdrawal Value from that Subaccount. Immediately before the redemption your Withdrawal Value in the Subaccount attributable to your original allocation is $30,000 and the Withdrawal Value in the Subaccount attributable to your subsequent allocation is $20,000.

The first step is to determine how much of your Withdrawal Value is subject to the fee. You withdrew $40,000 of Withdrawal Value (80% of the total Withdrawal Value of $50,000). Using the first in, first out rule, all $30,000 of Withdrawal Value that relates to your original allocation is redeemed, and $10,000 of your subsequent allocation is redeemed. The $30,000 of Withdrawal Value associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $10,000 of the Withdrawal Value attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days. Since the Withdrawal Value in the Subaccount subject to the fee has a Value of $10,000 at the time of the partial withdrawal, the redemption fee is $100 (1% of $10,000).

Example 3: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58 you change your entire allocation of variable annuity income to another Subaccount. The value of your periodic annuity income in the first Subaccount immediately before the reallocation is $500.

The fee applies to the entire amount reallocated. Your variable annuity income is reduced by $5 (1% of $500).

Example 4: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 the value of your annuity income in the Subaccount is $500, and you reallocate 80% of your variable annuity income to another Subaccount. Immediately before the redemption $300 of your variable annuity income from the Subaccount comes from your original allocation and $200 from your subsequent allocation.

The first step is to determine how much of your variable annuity income is subject to the fee. You reallocated $400 of variable annuity income (80% of the $500). Using the first in, first out rule, all $300 of variable annuity income that related to your original allocation is exchanged, and $100 of variable annuity income from your subsequent allocation is exchanged. The $300 of income associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $100 of income attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days.

Since the income in the Subaccount subject to the fee has a value of $100 at the time of the subsequent reallocation, variable annuity income is reduced by $1 (1% of $100).

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Account Ownership

2. Any other circumstances where we deem it necessary for your protection

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

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DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

  Fixed Annuity Income. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, EFILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under Types of Annuity Income Options on page <Click Here>.
  Variable Annuity Income. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income. You can reallocate the variable portion of your Contract among the various Investment Options. However, the variable portion of a Contract must remain in the Money Market Investment Option for the Money Market Period.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Types of Annuity Income Options on page <Click Here>.

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. EFILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option.

On the date the Money Market Period ends, EFILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

EFILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

  Combination of Fixed and Variable Annuity Income. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Types of Annuity Income Options on page <Click Here>.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, assuming you do not make any withdrawals, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

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Assuming you do not make any withdrawals, income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return. Choosing a 5.0% Benchmark Rate of Return instead of a 3.5% Benchmark Rate of Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance and decrease more rapidly during periods of poor investment performance.

The following graph illustrates the effect that your choice of a Benchmark Rate of Return would have on your annuity income for a hypothetical Contract. The graph assumes the following: (a) a Purchase Payment of $100,000; (b) annuity income is entirely variable; (c) the Contract is a single life Contract providing annuity income for ten years or the rest of your life, whichever is longer; (d) you are a 65 year old male; and (e) the selected Portfolios earn a constant 10% gross investment return before fees and expenses (equal to a 7.95% annualized Total Return after fees and expenses). Monthly income amounts are shown for two Benchmark Rates of Return: 3.5% and 5.0% annually. Notice that with the lower Benchmark Rate of Return your monthly income starts at a lower level but increases more rapidly. With the higher Benchmark Rate of Return monthly income starts at a higher level but increases less rapidly.

TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options EFILI currently offers are described below. Other annuity income options may be made available. The Federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract.

1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

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4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3, and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

ANNUITY INCOME INCLUDING WITHDRAWAL OPTIONS

If you have a Qualified Contract, you may elect the following options only if a portion or all of your purchase payment is allocated to the variable account. Withdrawals are not available for any allocations to fixed income. The withdrawal option feature may not be available in your state.

Single Life Annuity with Withdrawal Option. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income to the Beneficiary(ies) according to the terms of the Contract.

Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Option. Assuming you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a withdrawal option. If the person who dies (you or the Joint Annuitant) is an Owner and the survivor is not the deceased Owner's spouse, we will adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income. For any allocations to fixed income, similar adjustments will be made to the Guarantee Period, if any.

If you and the Joint Annuitant both die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to forty-five (45). You may choose a Guarantee Period for annuity income options 1 through 4. If you choose an income option with a withdrawal option, you cannot also choose a Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a Guarantee Period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the Guarantee Period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

  Annuity Income to Beneficiary. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.
  Lump Sum Payment. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any), dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments.

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Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that EFILI used in determining the annuity income on the first Annuity Income Date.

If EFILI believes that the first annuity income amount due to any Beneficiary will be less than $50, EFILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

WITHDRAWAL PROVISIONS

If you have purchased a Qualified Contract with a withdrawal option, you can withdraw amounts from the variable portion of your Contract by writing to our Annuity Service Center. See How to Make Withdrawals below.

You can not purchase a Qualified Contract with a withdrawal option if your Contract provides only fixed annuity income. Also, you can not elect a withdrawal option if you purchase a Non-qualified Contract.

The amount you can withdraw will depend on when you make the withdrawal, how much of your Purchase Payment you allocated to variable annuity income and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period or Liquidity Period. See Withdrawal (Liquidity) Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. you will receive no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of variable annuity income. See Effect of Withdrawals below.

How to Make Withdrawals

All requests for withdrawals must be in writing to our Annuity Service Center. You may request to withdraw all of the Withdrawal Value (full withdrawal) or a portion of the Withdrawal Value (partial withdrawal). You may not make more than one withdrawal in any Valuation Period. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal that would reduce your variable annuity income below $1,200 per year at the time of the withdrawal.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal (Liquidity) Period

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants. Life expectancy is determined to be a period not in excess of that permitted by the Internal Revenue Service. It is always expressed in whole numbers.

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If no withdrawals are made from your Contract, then you or your beneficiaries will receive variable annuity income for the entire length of the Withdrawal Period. In this respect the Withdrawal Period works like a Guarantee Period, i.e. variable annuity income would be guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

If all the Annuitants die before the end of the Withdrawal Period, each Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining Annuity Income Dates in the Withdrawal Period.

Comparing Withdrawal Period to Guarantee Period

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

Under a Contract with a Withdrawal Period, variable annuity income is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer.

Under a Contract with a Guarantee Period, all annuity income (fixed and variable) is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period, whichever is longer.

Under a Contract with a Withdrawal Period, a withdrawal may cause the Withdrawal Period to shorten or end.

Under a Contract with a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change after the Contract is issued.

Effect of Withdrawals

Withdrawals made within five years of the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, if you buy a Contract that provides only variable income, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, making a full withdrawal before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

  Full Withdrawals During First Five Years

If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

If your Purchase Payment is allocated part to variable annuity income and part to fixed annuity income, and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, you will not receive any more variable annuity income. Fixed annuity income will continue in accordance with the income option you selected.

  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining variable annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining variable annuity income will be reduced.

  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining variable annuity income will be reduced, and the Withdrawal Period will be reduced.

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The Company will allocate partial withdrawals to the Investment Options in which the Contract is then invested in the same proportion as the value in each Investment Option bears to the Withdrawal Value on the date of the partial withdrawal.

For both full and partial withdrawals made after the first five years, the value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options. If you choose the Withdrawal option, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

More About the Contract

TAX CONSIDERATIONS

Treatment of Distributions

Taxation of Distributions. Regulations under section 401(a)(9) of the Internal Revenue Code addressing required minimum distributions from annuity contracts apply to Contracts issued as IRAs. Your IRA might have a Liquidity Option, under which you may withdraw part or all of the Contract's "Liquidity Value" during the "Liquidity Period." It is unclear how the regulations apply with respect to a Liquidity Option. It is possible that the Liquidity Option will need to be modified in order to comply with the regulations.

The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "exclusion amount."

In the case of a variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts, the investment in the contract is generally zero. When the investment in the Contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

Penalty Tax. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal. Also, the additional 10% penalty tax generally does not apply to distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

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In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2 even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

Withholding and Reporting. EFILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Qualified Contracts

The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." The Contract also may be issued as a Roth IRA, i.e., an Individual Retirement Annuity that also satisfies the requirements of Section 408A of the Code. A Roth IRA is a type of IRA that satisfies certain additional requirements under section 408A of the Code. Roth IRAs are treated like IRAs in many respects, and thus much of the discussion relating to Contracts issued as Individual Retirement Annuities also applies to Contracts issued as Roth IRAs. However, Roth IRAs differ from other IRAs in several respects. Among the differences is that no portion of a premium payment to a Roth IRA is tax deductible, and "qualified distributions" (discussed below) from a Roth IRA are excludable from gross income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract that is an Individual Retirement Annuity may be purchased only in connection with a rollover of amounts from a qualified 401(a) or a 401(k) plan, a tax-sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Qualified Contract that is a Roth IRA may be purchased only in connection with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of amounts from another Roth IRA, i.e., a rollover contribution from another Roth IRA that meets the IRA rollover requirements under Section 408(d)(3) of the Code. The Contract may not be purchased as a Roth IRA with a qualified rollover contribution or a trustee-to-trustee transfer from a non-Roth IRA.

If the Contract is used as a Qualified Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In the case of a Contract with a Withdrawal Value that is issued as an Individual Retirement Annuity, we believe that the annuity income payments thereunder should satisfy the minimum distribution requirements under section 401(a)(9) of the Code. However, it is possible, though unlikely, that the IRS will determine that the annuity income payments do not satisfy those requirements. In addition, we do not know whether the withdrawal of all or a part of the Withdrawal Value constitutes a minimum required distribution which cannot be directly transferred to another IRA or rolled over. Due to this uncertainty, we will not process direct transfers to another IRA but will instead treat all withdrawals of the Withdrawal Value from the Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount with the intention of rolling it over to another IRA.

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In the Case of a Contract that is issued as a Roth IRA, any "qualified distribution" is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. As mentioned above, the Contract may not be purchased as a Roth IRA with a qualified rollover contribution from a non-Roth IRA.

It should be noted that since the Contract is an immediate annuity contract, annuity income distributions under the Contract will begin within one year after a qualified rollover contribution is made to the Contract. Hence, persons considering making a qualified rollover contribution to the Contract issued as Roth IRA should consult a qualified tax advisor regarding whether distributions from the Contract will satisfy the requirements of a qualified distribution.

A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from a non-Roth IRA. However, such a distribution will be treated as made first from contributions to the Roth IRA to the extent that such distributions, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. Generally, all Roth IRAs are aggregated to determine the tax treatment of distributions.

Minimum distributions are not required from a Roth IRA while the Owner is alive. However, if the Owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the Roth IRA must be distributed in accordance with certain minimum distribution requirements set forth in Section 401(a)(9) of the Code. Hence, it might be necessary in certain circumstances to modify the distributions under an annuity income option after the Owner's death in order to comply with these after-death distribution requirements under the Code. Persons intending to use the Contract as a Roth IRA should seek competent advice regarding these requirements.

Tax Deferral Until Distributions are Made

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) EFILI, rather than the Owner, is considered the Owner of the assets of the Variable Account for federal tax purposes, and (4) certain distribution requirements are met in the event that you die.

Non-natural Owner. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

Diversification Requirements. For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be "adequately diversified." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owners' gross income.

The Internal Revenue Service (the "Service") has stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

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The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

Distribution Requirements. To qualify as an annuity for federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

  Important. This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that EFILI will be treated as the Owner of the Variable Account assets.

EFILI's Tax Status

EFILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of EFILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. EFILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. EFILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, EFILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, EFILI may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

Other Contract Provisions

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) also has (have) the right to (a) name the Joint Annuitant (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract; and for a Contract that includes a Withdrawal option, (e) the right to withdraw from the variable portion of the Contract during the Withdrawal Period and the right to surrender the variable portion of the Contract within five years from the first annuity income date.

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A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2. Annuitant. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant. For Non-qualified Contracts, the Joint Annuitant (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

4. Beneficiary. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any), and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date.

The Beneficiary (or Beneficiaries) will receive any remaining Withdrawal Period annuity income if neither you nor the Joint Annuitant (if any) survives to the end of the Withdrawal Period.

Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any); and (2) the Withdrawal Period or Guarantee Period (if any) has not ended; we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

The Beneficiary has choices if you (and the Joint Annuitant, if any) die before the end of the Withdrawal Period or Guarantee Period, if any:

The Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive the Withdrawal Value plus the present value of fixed annuity income (if any). If a Contract with a withdrawal option is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose option (b). The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

If a Beneficiary receiving annuity income dies, a lump sum will be provided to the Beneficiary's estate. The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments. The variable annuity income portion will be the Withdrawal Value.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. See Types of Annuity Income Options on page <Click Here>.

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be assigned.

7. Dividends. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8. Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant (if any) at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant (if any) before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

EFIAL7

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of EFILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contract.

EFILI also has the right to eliminate any Subaccount, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in EFILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with Federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

EFIAL7

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under Federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes.

Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

EFIAL7

Table of Contents of the
Statement of Additional Information

Service Agreements	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388

EFIAL7-pro-0408
1.756516.109

EFIAL7

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EFIAL7

INDIVIDUAL RETIREMENT ANNUITY AND ROTH IRA ANNUITY
DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Empire Fidelity Investments Life Insurance Company ("EFILI") as an Individual Retirement Annuity ("IRA annuity") or a Roth IRA annuity. It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within thirty (30) calendar days after you receive it. If you return a Contract more than 10 days after you receive it, EFILI will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first ten calendar days after you receive it, EFILI will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0051

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity. You may purchase a Contract as a Roth IRA annuity with a non-taxable rollover or non-taxable transfer from a Roth IRA account or another Roth IRA annuity. The amount of such rollover or transfer will not be included in your taxable income for the year of the rollover or transfer.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59½, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

EFVIA-92160

10. In the case of a Roth IRA, no portion of a distribution is subject to federal income tax or the 10% premature distribution penalty tax if the distribution generally is made (a) after the close of the 5-year period beginning with the first year in which a contribution was made to a Roth IRA established for the owner, and (b) the owner is at least 59½ at the time of the distribution, the distribution is made after the owner's death or disability, or the distribution (up to a $10,000 total lifetime maximum) is made in connection with a first-time home purchase as defined in the Code. A Roth IRA distribution that fails to satisfy these requirements is treated generally as made first from non-deductible contributions. Once the total non-deductible contributions have been recovered, any earnings distributed are taxable and may be subject to the 10% premature distribution penalty tax.

11. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70½. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70½, if later, and the owner's spouse is the sole beneficiary).

The minimum distribution rules that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of the Roth IRA owner, the after death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before required distributions have commenced.

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. In addition, in the case of a Roth IRA, it might be necessary in certain circumstances to adjust the annuity income payments made after your death in order to comply with these minimum distribution requirements. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

12. Special rules apply with respect to rollovers and transfers from IRAs and Roth IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

13. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

14. The Contract has been approved as to form for use as an IRA by the IRS. The Contract has not been approved as to form for use as a Roth IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

15. Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

16. The Contract may cease to be an IRA or Roth IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA or Roth IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

EFVIA-92160

Financial Information

17. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

18. As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a) Administrative Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) Mortality and Expense Risk Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These changes do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

EFVIA-92160

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PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
APRIL 30, 2008

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2008, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS

PAGE

Service Agreements	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EFIAL7-ptb-0408
1.756517.108

SERVICE AGREEMENTS

The Company has entered into an administrative services agreement with various affiliates ("Providers"). The services to be provided and the companies that provide them are as follows:

1. FMR LLC: (1) intercompany billing among companies in the Fidelity Investments group; (2) document archiving, storage and retrieval; (3) corporate business development; (4) corporate finance (system infrastructure, finance applications and support services); (5) corporate tax; (6) corporate marketing; (7) corporate executive; (8) corporate legal; (9) corporate human resources (system infrastructure, corporate policy and support services); (10) media relations and employee communications, (11) government affairs and (12) treasury services (banking relationship management and reporting, capital planning).

2. Fidelity Brokerage Services LLC: (1) payment of fees for Company employees in connection with (a) registration of the employees with the NASD and (b) taking professional qualifications examinations.

3. National Financial Services LLC: (1) systems recording Company's general account holdings, (2) brokerage technology services; (3) print and mail functions, including check production.

4. Fidelity Security Services, Inc.: (1) physical security; (2) records management; and (3) internal audit and compliance support.

5. Fidelity Corporate Real Estate, Inc.: (1) customer correspondence services (mail distribution, postage, and packaging).

6. Veritude LLC: (1) temporary staffing services.

7. Information technology services (computer systems project services) for any particular project will be provided by one, and only one, of the following: (a) FISC - Ireland Limited: (b) Fidelity Information Systems Company India (Private) Limited: or (c) Fidelity Investments Institutional Services Company, Inc.

8. Fidelity Investments Institutional Operations Company, Inc.: (1) receipt and scanning of incoming mail; (2) electronic transmission of scans to Empire Fidelity Investments Life Insurance Company; (3) transmission of hard copy to offsite storage; (4) deposit of checks to Empire Fidelity Investments Life Insurance Company bank account.

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

(THIS SECTION ONLY APPLIES TO VARIABLE ANNUITY INCOME)

Withdrawal (Liquidity) Value

If you elect annuity income with a Withdrawal Option the following provisions are applicable.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

  Part A

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. See Net Investment Factor on page iv of the Prospectus. Then add the values for each variable Subaccount together.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

  Part B

Part B is based on the remainder of your variable Purchase Payment and reflects the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. Then add the values for each variable Subaccount together.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and EFILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, General Counsel of EFILI.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2007 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2007, 2006, AND 2005

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2007, 2006 and 2005

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR LLC) at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

April 4, 2008

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

BALANCE SHEETS

(in thousands, except share data) December 31, 2007 and 2006

ASSETS	2007	2006

Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $64,854 in 2007 and $70,649 in 2006)	$ 65,800	$ 70,332

Total investments	65,800	70,332

Cash and cash equivalents	449	1,411
Accrued investment income	958	922
Deferred policy acquisition costs	28,914	28,307
Reinsurance deposit and receivables	125,464	102,184
Property and equipment, net	1,760	984
Other assets	4,123	368
Income taxes receivable	1,044	651
Separate account assets	1,547,178	1,278,060

Total assets	$ 1,775,690	$ 1,483,219

LIABILITIES

Future contract and policy benefits	$ 85,797	$ 73,156
Contractholder deposit funds	60,437	56,115
Deferred tax liability	5,144	5,791
Cash overdraft	2,818	--
Other liabilities and accrued expenses	445	136
Payable to parent and affiliates	6	574
Separate account liabilities	1,547,178	1,278,060

Total liabilities	1,701,825	1,413,832

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 200,000 shares
authorized; issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	537	(149)
Retained earnings	57,828	54,036

Total stockholder's equity	73,865	69,387

Total liabilities and stockholder's equity	$ 1,775,690	$ 1,483,219

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands) for the years ended December 31, 2007, 2006 and 2005

	2007	2006	2005

Revenues:
Fees charged to contractholders	$ 11,045	$ 9,566	$ 8,748
Net investment income	2,890	3,183	3,024
Interest on reinsurance deposit	3,796	3,395	2,779
Fund administration fees	419	358	309
Net realized investment (losses) gains	(156)	(50)	143
Premiums	1,054	989	436

Total revenue	19,048	17,441	15,439

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	10,748	7,398	6,553
Contract and policy benefits and expenses	3,667	3,704	3,889

Total benefits and expenses	14,415	11,102	10,442

Income before income taxes	4,633	6,339	4,997

Income tax expense	841	1,696	1,079

Net income	3,792	4,643	3,918

Other comprehensive income, before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	825	5	(1,722)
Reclassification adjustment for net realized losses (gains) included in net income	156	50	(143)
(Provision) benefit for income taxes related to items of other comprehensive income	(295)	(23)	652

Other comprehensive income, net of tax	686	32	(1,213)

Comprehensive income	$ 4,478	$ 4,675	$ 2,705

(1)Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands) for the years ended December 31, 2007, 2006 and 2005

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2004	$ 2,000	$ 13,500	$ 1,032	$ 45,475	$ 62,007

Comprehensive income:
Net income	--	--	--	3,918	3,918
Other comprehensive income	--	--	(1,213)	--	(1,213)

Balance at December 31, 2005	2,000	13,500	(181)	49,393	64,712

Comprehensive income:
Net income	--	--	--	4,643	4,643
Other comprehensive income	--	--	32	--	32

Balance at December 31, 2006	2,000	13,500	(149)	54,036	69,387

Comprehensive income:
Net income	--	--	--	3,792	3,792
Other comprehensive income	--	--	686	--	686

Balance at December 31, 2007	$ 2,000	$ 13,500	$ 537	$ 57,828	$ 73,865

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF CASH FLOWS

(in thousands) for the years ended December 31, 2007, 2006 and 2005

	2007	2006	2005
Cash flows from operating activities:
Net income	$ 3,792	$ 4,643	$ 3,918
Adjustments to reconcile net income to net cash (used for) provided by operating activities:
Amortization and depreciation	470	508	787
Net realized investment losses (gains)	156	50	(143)
(Benefit) provision for deferred taxes	(930)	197	(363)
Change in assets and liabilities:
Accrued investment income	(36)	185	240
Change in deferred policy acquisition costs, net of amortization	(888)	(1,210)	1,601
Future contract and policy benefits	24,586	26,430	14,156
Reinsurance deposit and receivables	(23,280)	(27,689)	(10,692)
Payable to parent and affiliates	(568)	99	337
Income taxes	(394)	125	(846)
Other assets and other liabilities, net	(3,470)	(356)	(127)

Net cash (used for) provided by operating activities	(562)	2,982	8,868

Cash flows from investing activities:
Purchase of debt securities	(34,220)	(19,181)	(57,284)
Proceeds from sales of debt securities	30,982	14,209	49,296
Proceeds from maturities and calls of debt securities	8,533	11,471	5,065
Investment trades payable	--	73	--
Investment trades receivable	14	(7)	--
Capital expenditures	(903)	(984)	--

Net cash provided by (used for) investing activities	4,406	5,581	(2,923)

Cash flows from financing activities:
Change in cash overdraft	2,818	--	--
Deposits credited to variable annuity contracts	242,970	145,376	45,018
Deposits credited to fixed annuity contracts	9,292	9,264	3,579
Net transfers (to) from separate account	(124,103)	(53,363)	46,305
Withdrawals from variable annuity contracts	(125,357)	(103,693)	(94,174)
Withdrawals from fixed annuity contracts	(10,426)	(7,580)	(5,416)

Net cash used for financing activities	(4,806)	(9,996)	(4,688)

Net (decrease) increase in cash and cash equivalents	(962)	(1,433)	1,257

Cash and cash equivalents:
Beginning of year	1,411	2,844	1,587

End of year	$ 449	$ 1,411	$ 2,844

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR LLC. Prior to October 1, 2007, FILI was a wholly-owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Old Mutual Insurance Series Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc. and the Fidelity Strategic Advisers, Inc. The assets of the Variable Life Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc. and the Fidelity Strategic Advisers, Inc. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain. Effective February 26, 2008, the five year term life insurance product was closed to new business. In 2006, the Company sold its first variable universal life contracts, which are allocated to the Variable Life Account A. Effective April 1, 2008, the variable universal life product was closed to new business.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Debt securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $65,000 and $1,330,000 at December 31, 2007 and 2006, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contractholders and are reported at fair value based on the net asset value of such underlying mutual fund portfolios. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders. Fund administration fees represent administration fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") feature (see Note 3 - Guaranteed Benefits Under Statement of Position 03-01) on the variable annuity products, and the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future term-life premiums and, GMDB assessments.

Future contract benefits for the variable and fixed annuity products are computed using pricing interest rates and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. ("FIA") in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are amortized over the lifetime of the policy generally estimated as the level term period for the term life insurance product, a 20-year period for the deferred annuity products, and a 30-year period for the variable immediate annuity products.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on EFILI's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under the provisions of Statement of Position 98-1, "Accounting for Computer Software Developed or Obtained for Internal Use," which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs under SOP 98-1 of $1,760,000 and $984,000 are recorded in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2007 and 2006, respectively. Depreciation expense on these capitalized software development costs were $126,000 and $0 in 2007 and 2006, respectively.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Adoption of New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"). This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities. The Company adopted the provisions of FIN 48 effective January 1, 2007 (See Note 6 - Income Taxes). The adoption of this interpretation had no impact on the Company's financial statements.

On February 16, 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155 (1) permits fair value re-measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This statement is effective for all financial instruments acquired or issued after the beginning of an entity's fiscal year that begins after September 15, 2006. At adoption, the fair value election may also be applied to hybrid financial instruments that have been bifurcated under SFAS 133 prior to adoption of this statement. The Company adopted this guidance effective January 1, 2007. The adoption of this statement had no impact on the Company's financial statements.

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

The Company early adopted SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In May 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3" ("SFAS No. 154"). SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions. Adoption of this statement had no impact on the Company's financial statements.

During 2005, the FASB issued FSP FAS No. 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairments and its Application to Certain Investments" ("FSP 115-1"). FSP 115-1 provides a model for determining whether to record impairment losses associated with investments in certain equity and debt securities and references other existing accounting guidance. FSP 115-1 also carries forward the disclosure requirements of EITF 03-01, "The Meaning of Other Than Temporary Impairment and its Application to Certain Investments" relating to securities in an unrealized loss position. This guidance also requires income to be accrued on a level-yield basis following an impairment of debt securities. The Company adopted this guidance effective January 1, 2006. Adoption of this statement did not have a material effect on the Company's financial position or results of operations.

Future Adoption of New Accounting Pronouncements

In February 2007, FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"). This statement provides an option to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are financial instruments, as well as under contracts that are not financial instruments, at fair value. Companies shall report unrealized gains and losses on items for which the fair value option is elected in net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. SFAS No. 159, will be effective for fiscal years after November 15, 2007. The effect of the first re-measurement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company is currently assessing the impact of SFAS No. 159 will have on its financial statements.

In September 2006, FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Qualitative and quantitative disclosures will focus on the inputs used to measure fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently assessing the impact SFAS No. 157 will have on its financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS UNDER STATEMENT OF POSITION 03-01:

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate account assets and liabilities and a company's interest in such separate accounts. Reporting and measuring the Company's interest in its separate accounts as general accounts assets is based on the insurer's proportionate beneficial interest in the separate account's underlying assets. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	2007	2006
Beginning balance	$ 669	$ 848
Unlocking of benefit ratio	(162)	(113)
Interest on reserve	34	59
Claims paid	(305)	(391)
Accrual of benefit ratio	259	266

Ending balance	$ 495	$ 669

The reinsurance recoverables associated with GMDB were $467,000 and $626,000 at December 31, 2007 and 2006, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS UNDER STATEMENT OF POSITION 03-01 (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8%-11% depending on the underlying fund type.
  The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2%-7% and 1%-3%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 2.9% to 16.0% depending on calendar year.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2007 and 2006. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	2007	2006
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 831,324	$ 879,345
Net amount at risk	$ 20,269	$ 27,890
Average attained age of contractholders	61	64
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 48,829	$ 57,204
Net amount at risk	$ 7,476	$ 10,235
Average attained age of contractholders	65	68

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Debt securities	$ 3,462	$ 3,632	$ 3,489
Cash and cash equivalents	170	184	230
Total investment income	3,632	3,816	3,719
Less: Investment expenses	742	633	695
Net Investment income	$ 2,890	$ 3,183	$ 3,024

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Debt securities
Gross realized gains	$ 171	$ 13	$ 517
Gross realized losses	$ 155	$ 63	$ 374

Realized investment losses as a result of other than temporary impairments in the value of investments were $172,000, $0, and $0 in 2007, 2006 and 2005, respectively. There were no debt securities that were non-income producing for 2007, 2006 and 2005, respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

	December 31,
	2007	2006	2005
	(in thousands)
Debt securities	$ 946	$ (317)	$ (481)
DAC	(189)	92	203
Deferred income tax (expense) benefit	(220)	76	97
	$ 537	$ (149)	$ (181)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2007 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (27)	$ 2,904	26
Greater than 12 months	(122)	16,666	64
	$ (149)	$ 19,570	90
Below investment grade debt securities:
0-12 months	$ (11)	$ 777	2
Greater than 12 months	(21)	920	2
	$ (32)	$ 1,697	4

Debt securities that have been in a continuous unrealized loss position as of December 31, 2006 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (31)	$ 7,651	50
Greater than 12 months	(640)	40,595	108
	$ (671)	$ 48,246	158
Below investment grade debt securities:
0-12 months	$ (27)	$ 1,029	5
Greater than 12 months	--	--	--
	$ (27)	$ 1,029	5

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair values of the securities above were temporary as of December 31, 2007 and 2006. The majority of the securities are investment grade fixed maturities with fair values at or greater than 99% of amortized cost at December 31, 2007 and 2006. The decline in market value was primarily the result of an increase in interest rates from the security's purchase date.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities, by type of issuer, were as follows:

	December 31, 2007
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 20,681	$ 769	$ --	$ 21,450
Corporate debt securities	30,933	252	(178)	31,007
Mortgage backed securities	13,240	106	(3)	13,343

	$ 64,854	$ 1,127	$ (181)	$ 65,800
	December 31, 2006
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 13,803	$ 122	$ (93)	$ 13,832
Corporate debt securities	39,683	245	(485)	39,443
Mortgage backed securities	17,163	14	(120)	17,057

	$ 70,649	$ 381	$ (698)	$ 70,332

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 4,628	$ 4,602
Due after 1 year through 5 years	44,773	45,630
Due after 5 year through 10 years	769	793
Due after 10 years	1,444	1,432
Mortgage backed securities	13,240	13,343
	$ 64,854	$ 65,800

At December 31, 2007 and 2006, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2007, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $389,000 and $402,000, respectively. At December 31, 2006, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $383,000 and $386,000, respectively.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS:

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The estimated carrying amounts and fair values of the financial instruments as of December 31, were as follows:

	2007		2006
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Debt securities (Note 2)	$ 65,800	$ 65,800	$ 70,332	$ 70,332
Cash and cash equivalents (Note 2)	449	449	1,411	1,411
Reinsurance deposit and receivables	125,464	125,936	102,184	103,393
Separate account assets	1,547,178	1,547,178	1,278,060	1,278,060

	$ 1,738,891	$ 1,739,363	$ 1,451,987	$ 1,453,196

Financial Liabilities:
Future contract and policy benefits	$ 85,797	$ 85,797	$ 73,156	$ 73,155
Contractholder deposit funds	60,437	60,908	56,115	57,319
Cash overdraft	2,818	2,818	--	--
Separate account liabilities	1,547,178	1,547,178	1,278,060	1,278,060

	$ 1,696,230	$ 1,696,701	$ 1,407,331	$ 1,408,534

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Separate Accounts

Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Current:
Federal	$ 1,422	$ 1,307	$ 1,186
State	349	192	256
	1,771	1,499	1,442
Deferred:
Federal	(930)	197	(363)
Provision for income taxes	$ 841	$ 1,696	$ 1,079

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded, as the Company believes that the reversal of temporary differences will have no impact on the state income tax that the Company will pay in the future.

Significant components of the Company's net deferred tax liability were as follows:

	December 31,
	2007	2006
	(in thousands)
Deferred income tax liabilities:
Deferred policy acquisition costs	$ (6,673)	$ (7,345)
Unrealized (gains) losses on available-for-sale securities	(273)	108
Contractholder reserves	1,697	1,248
Deferred revenue	531	484
Capitalized software	(536)	(344)
Deferred compensation and retirement benefit plans	(20)	--
Other, net	130	58

Net deferred tax liability	$ (5,144)	$ (5,791)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Tax provision at U.S. Federal statutory rate	$ 1,622	$ 2,219	$ 1,749
Dividends received deduction	(1,056)	(646)	(847)
Other, net	275	123	177

	$ 841	$ 1,696	$ 1,079

The Company paid FILI federal and state income taxes of $2,164,000, $1,374,000 and $2,289,000 in 2007, 2006 and 2005, respectively, related to the Company's separate-company basis net operating results for the year. Intercompany tax balances are settled within 30 days of the actual tax payments.

FIN 48

The Company was required to adopt FIN 48 as of January 1, 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in the Company's financial statements in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 only allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties.

Currently, the Company only files income tax returns in the United States as part of a consolidated return with FILI. The Company is no longer subject to U.S. federal or local examinations tax examinations for years before 2004. The Company is not currently under examination for the income tax filings in any jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded pursuant to FIN 48. In addition, the Company did not record a cumulative effect adjustment related to the adoption of FIN 48.

In its Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. For the years ending December 31, 2007, 2006, and 2005, the Company has recorded benefits of $1,056,000, $646,000 and $847,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31, not including realized capital gains. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend. No dividends have been paid or declared during 2007, 2006 and 2005, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)
Statutory net income	$ 2,787	$ 4,238	$ 5,546
Statutory surplus	$ 51,161	$ 49,301	$ 46,063

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $8,116,000, $5,299,000 and $1,737,000 in 2007, 2006 and 2005, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FILI and FMR LLC and its subsidiaries $3,901,000, $3,304,000, and $2,248,000 in 2007, 2006 and 2005, respectively, for such services. Effective January 1, 2007, EFILI entered into an agreement with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $212,000 in 2007 for such services. Previously, the Company had an investment management agreement with Fidelity Management Trust Company ("FMTC") to provide investment and managerial advice. The Company incurred charges of $228,000, and $237,000 in 2006 and 2005, respectively, for such services.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

FMR LLC maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR LLC's policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $27,000, $136,000 and $108,000 were charged to the Company in 2007, 2006 and 2005, respectively. Effective May 1, 2007, FMR LLC terminated the defined benefit pension plan.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $313,000, $319,000 and $221,000 in 2007, 2006 and 2005, respectively.

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $0, $0 and $1,000 in 2007, 2006 and 2005, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)

Commissions, gross	$ 8,116	$ 5,299	$ 1,737
Compensation and benefits	2,412	2,626	2,125
Capitalization of deferred policy acquisition costs	(7,172)	(4,733)	(1,528)
Amortization of deferred policy acquisition costs	6,284	3,521	3,129
Rent expenses	283	282	186
Taxes, licenses and fees	68	(7)	(49)
General insurance expenses	757	410	953

	$ 10,748	$ 7,398	$ 6,553

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2007, 2006 and 2005, the Company adjusted amortization by $3,649,000, $1,287,000 and $1,375,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements) and inflation assumptions. This adjustment has been reflected in amortization expense.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2007). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. For new policies issued after May 1, 2006, the front end ceding expense allowance is 2.8% and the annual allowance of a percentage of assets ranged from 0.12% to 0.30%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

Financial information related to the two coinsurance agreements was as follows:

December 31,
	2007	2006
(in thousands)
Deposit assets:
Genworth Life Insurance Company of New York	$ 81,980	$ 67,506
Principal Life Insurance Company	39,957	31,422

Reinsurance deposits	$ 121,937	$ 98,928

Contractholder deposit funds and future benefits	$ 123,453	$ 100,312

Interest on reinsurance deposit	$ 3,796	$ 3,395
Contract and policy benefits and expenses	$ 2,690	$ 2,342

The Company's deposit assets under the reinsurance agreement with Principal Life Insurance Company are partially secured by investments held in a collateral account.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2007	2006	2005
	(in thousands)

Direct life premiums	$ 1,316	$ 1,264	$ 1,170
Reinsurance ceded	(262)	(275)	(734)
Net life premiums	$ 1,054	$ 989	$ 436

Direct contract and policy benefits	$ 17,808	$ 14,607	$ 11,775
Reinsurance ceded	(14,141)	(10,903)	(7,886)
Net contract and policy benefits	$ 3,667	$ 3,704	$ 3,889

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2007

(2_fidelity_logos)(registered trademark)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 80,394	$ 119,951	$ 17,016	$ 7,582	$ 100,772	$ 16,816	$ 74,058	$ 10,407
Receivable from EFILI	0	0	1	0	2	0	1	0
Total assets	80,394	119,951	17,017	7,582	100,774	16,816	74,059	10,407
Liabilities:
Payable to EFILI	7	8	0	0	0	0	0	0
Total net assets	$ 80,387	$ 119,943	$ 17,017	$ 7,582	$ 100,774	$ 16,816	$ 74,059	$ 10,407
Net Assets:
Fidelity Retirement Reserves	$ 76,032	$ 0	$ 13,714	$ 0	$ 88,717	$ 0	$ 67,766	$ 0
Fidelity Income Advantage	4,355	0	3,303	0	12,057	0	6,293	0
Fidelity Personal Retirement	0	119,068	0	7,582	0	16,816	0	10,407
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	875	0	0	0	0	0	0
Total net assets	$ 80,387	$ 119,943	$ 17,017	$ 7,582	$ 100,774	$ 16,816	$ 74,059	$ 10,407
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,552	-	427	-	1,279	-	887	-
Unit Value	$ 21.41	$ -	$ 32.11	$ -	$ 69.34	$ -	$ 76.40	$ -
Fidelity Income Advantage:
Units Outstanding	205	-	104	-	177	-	84	-
Unit Value	$ 21.04	$ -	$ 31.55	$ -	$ 68.14	$ -	$ 75.09	$ -
Fidelity Personal Retirement:
Units Outstanding	-	10,723	-	660	-	1,354	-	753
Unit Value	$ -	$ 11.10	$ -	$ 11.49	$ -	$ 12.42	$ -	$ 13.82
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	86	-	-	-	-	-	-
Unit Value	$ -	$ 10.12	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 18,546	$ 11,864	$ 14,424	$ 44,699	$ 15,917	$ 54,831	$ 4,185
Receivable from EFILI	0	0	0	1	0	0	0
Total assets	18,546	11,864	14,424	44,700	15,917	54,831	4,185
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 18,546	$ 11,864	$ 14,424	$ 44,700	$ 15,917	$ 54,831	$ 4,185
Net Assets:
Fidelity Retirement Reserves	$ 17,599	$ 9,771	$ 0	$ 36,555	$ 0	$ 48,942	$ 0
Fidelity Income Advantage	947	2,093	0	8,145	0	5,889	0
Fidelity Personal Retirement	0	0	14,424	0	15,917	0	4,185
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 18,546	$ 11,864	$ 14,424	$ 44,700	$ 15,917	$ 54,831	$ 4,185
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	369	545	-	1,205	-	1,240	-
Unit Value	$ 47.67	$ 17.91	$ -	$ 30.33	$ -	$ 39.47	$ -
Fidelity Income Advantage:
Units Outstanding	20	118	-	273	-	151	-
Unit Value	$ 46.85	$ 17.78	$ -	$ 29.80	$ -	$ 38.79	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	946	-	1,463	-	333
Unit Value	$ -	$ -	$ 15.24	$ -	$ 10.88	$ -	$ 12.58
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 86,110	$ 14,157	$ 1,671	$ 171,015	$ 41,924	$ 20,345	$ 32,341
Receivable from EFILI	0	1	0	1	0	0	0
Total assets	86,110	14,158	1,671	171,016	41,924	20,345	32,341
Liabilities:
Payable to EFILI	1	0	0	0	0	0	0
Total net assets	$ 86,109	$ 14,158	$ 1,671	$ 171,016	$ 41,924	$ 20,345	$ 32,341
Net Assets:
Fidelity Retirement Reserves	$ 59,493	$ 12,280	$ 0	$ 157,490	$ 0	$ 16,118	$ 0
Fidelity Income Advantage	8,202	1,878	0	13,526	0	4,227	0
Fidelity Personal Retirement	18,414	0	1,671	0	41,924	0	19,186
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	13,155
Total net assets	$ 86,109	$ 14,158	$ 1,671	$ 171,016	$ 41,924	$ 20,345	$ 32,341
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,491	462	-	3,049	-	862	-
Unit Value	$ 39.90	$ 26.56	$ -	$ 51.65	$ -	$ 18.70	$ -
Fidelity Income Advantage:
Units Outstanding	209	72	-	266	-	230	-
Unit Value	$ 39.21	$ 26.11	$ -	$ 50.76	$ -	$ 18.38	$ -
Fidelity Personal Retirement:
Units Outstanding	1,490	-	129	-	3,012	-	1,522
Unit Value	$ 12.36	$ -	$ 12.92	$ -	$ 13.92	$ -	$ 12.60
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	1,148
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.03
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	163
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.03

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 2,876	$ 2,413	$ 25,855	$ 2,509	$ 11,331	$ 1,503	$ 60,179	$ 16,876
Receivable from EFILI	0	0	1	0	0	0	1	0
Total assets	2,876	2,413	25,856	2,509	11,331	1,503	60,180	16,876
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 2,876	$ 2,413	$ 25,856	$ 2,509	$ 11,331	$ 1,503	$ 60,180	$ 16,876
Net Assets:
Fidelity Retirement Reserves	$ 2,452	$ 0	$ 21,517	$ 0	$ 9,905	$ 0	$ 53,765	$ 0
Fidelity Income Advantage	424	0	4,339	0	1,426	0	6,415	0
Fidelity Personal Retirement	0	2,413	0	2,509	0	1,503	0	16,876
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 2,876	$ 2,413	$ 25,856	$ 2,509	$ 11,331	$ 1,503	$ 60,180	$ 16,876
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	153	-	991	-	599	-	2,177	-
Unit Value	$ 16.03	$ -	$ 21.71	$ -	$ 16.55	$ -	$ 24.69	$ -
Fidelity Income Advantage:
Units Outstanding	27	-	203	-	88	-	264	-
Unit Value	$ 15.89	$ -	$ 21.33	$ -	$ 16.26	$ -	$ 24.31	$ -
Fidelity Personal Retirement:
Units Outstanding	-	182	-	190	-	110	-	1,223
Unit Value	$ -	$ 13.22	$ -	$ 13.22	$ -	$ 13.70	$ -	$ 13.80
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 10,257	$ 4,944	$ 8,303	$ 8,921	$ 5,840	$ 2,746	$ 23,815	$ 12,967
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	10,257	4,944	8,303	8,921	5,840	2,746	23,815	12,967
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 10,257	$ 4,944	$ 8,303	$ 8,921	$ 5,840	$ 2,746	$ 23,815	$ 12,967
Net Assets:
Fidelity Retirement Reserves	$ 9,253	$ 0	$ 5,872	$ 0	$ 5,241	$ 0	$ 21,569	$ 0
Fidelity Income Advantage	1,004	0	2,431	0	599	0	2,246	0
Fidelity Personal Retirement	0	4,944	0	8,921	0	2,746	0	12,967
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 10,257	$ 4,944	$ 8,303	$ 8,921	$ 5,840	$ 2,746	$ 23,815	$ 12,967
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	583	-	370	-	422	-	675	-
Unit Value	$ 15.88	$ -	$ 15.89	$ -	$ 12.41	$ -	$ 31.94	$ -
Fidelity Income Advantage:
Units Outstanding	64	-	154	-	49	-	71	-
Unit Value	$ 15.75	$ -	$ 15.68	$ -	$ 12.25	$ -	$ 31.53	$ -
Fidelity Personal Retirement:
Units Outstanding	-	395	-	564	-	206	-	701
Unit Value	$ -	$ 12.53	$ -	$ 15.82	$ -	$ 13.36	$ -	$ 18.50
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 6,691	$ 4,217	$ 2,256	$ 842	$ 3,445	$ 2,396	$ 306	$ 199
Receivable from EFILI	0	0	0	0	0	0	1	0
Total assets	6,691	4,217	2,256	842	3,445	2,396	307	199
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 6,691	$ 4,217	$ 2,256	$ 842	$ 3,445	$ 2,396	$ 307	$ 199
Net Assets:
Fidelity Retirement Reserves	$ 5,576	$ 0	$ 2,177	$ 0	$ 3,142	$ 0	$ 299	$ 0
Fidelity Income Advantage	1,115	0	79	0	303	0	8	0
Fidelity Personal Retirement	0	4,217	0	842	0	2,396	0	199
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 6,691	$ 4,217	$ 2,256	$ 842	$ 3,445	$ 2,396	$ 307	$ 199
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	400	-	167	-	153	-	26	-
Unit Value	$ 13.95	$ -	$ 13.02	$ -	$ 20.53	$ -	$ 11.36	$ -
Fidelity Income Advantage:
Units Outstanding	80	-	6	-	15	-	1	-
Unit Value	$ 13.77	$ -	$ 12.85	$ -	$ 20.27	$ -	$ 11.22	$ -
Fidelity Personal Retirement:
Units Outstanding	-	350	-	79	-	168	-	19
Unit Value	$ -	$ 12.06	$ -	$ 10.69	$ -	$ 14.24	$ -	$ 10.34
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 4,542	$ 2,146	$ 9,745	$ 18,792	$ 1,267	$ 809	$ 2,506	$ 4,075
Receivable from EFILI	0	0	0	0	1	0	0	0
Total assets	4,542	2,146	9,745	18,792	1,268	809	2,506	4,075
Liabilities:
Payable to EFILI	0	0	0	0	0	0	11	0
Total net assets	$ 4,542	$ 2,146	$ 9,745	$ 18,792	$ 1,268	$ 809	$ 2,495	$ 4,075
Net Assets:
Fidelity Retirement Reserves	$ 4,081	$ 0	$ 7,935	$ 0	$ 1,103	$ 0	$ 2,091	$ 0
Fidelity Income Advantage	461	0	1,810	0	165	0	404	0
Fidelity Personal Retirement	0	2,146	0	18,792	0	809	0	4,075
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 4,542	$ 2,146	$ 9,745	$ 18,792	$ 1,268	$ 809	$ 2,495	$ 4,075
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	221	-	636	-	81	-	155	-
Unit Value	$ 18.50	$ -	$ 12.48	$ -	$ 13.64	$ -	$ 13.49	$ -
Fidelity Income Advantage:
Units Outstanding	25	-	146	-	12	-	30	-
Unit Value	$ 18.34	$ -	$ 12.39	$ -	$ 13.57	$ -	$ 13.42	$ -
Fidelity Personal Retirement:
Units Outstanding	-	184	-	1,644	-	62	-	317
Unit Value	$ -	$ 11.67	$ -	$ 11.43	$ -	$ 13.04	$ -	$ 12.86
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class
Assets:
Investments at market value	$ 1,735	$ 3,227	$ 2,689	$ 3,772	$ 764	$ 516
Receivable from EFILI	0	0	0	0	0	0
Total assets	1,735	3,227	2,689	3,772	764	516
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 1,735	$ 3,227	$ 2,689	$ 3,772	$ 764	$ 516
Net Assets:
Fidelity Retirement Reserves	$ 1,587	$ 0	$ 2,644	$ 0	$ 719	$ 0
Fidelity Income Advantage	148	0	45	0	45	0
Fidelity Personal Retirement	0	3,227	0	3,772	0	516
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 1,735	$ 3,227	$ 2,689	$ 3,772	$ 764	$ 516
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	124	-	215	-	56	-
Unit Value	$ 12.84	$ -	$ 12.29	$ -	$ 12.91	$ -
Fidelity Income Advantage:
Units Outstanding	12	-	4	-	4	-
Unit Value	$ 12.77	$ -	$ 12.23	$ -	$ 12.85	$ -
Fidelity Personal Retirement:
Units Outstanding	-	259	-	316	-	41
Unit Value	$ -	$ 12.46	$ -	$ 11.95	$ -	$ 12.69
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Income	VIP - Freedom Income Investor Class	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 545	$ 1,187	$ 555	$ 1,071	$ 2,451	$ 4,670	$ 3,258	$ 5,546
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	545	1,187		1,071	2,451	4,670	3,258	5,546
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 545	$ 1,187	$ 555	$ 1,071	$ 2,451	$ 4,670	$ 3,258	$ 5,546
Net Assets:
Fidelity Retirement Reserves	$ 545	$ 0	$ 555	$ 0	$ 2,443	$ 0	$ 3,252	$ 0
Fidelity Income Advantage	0	0	0	0	8	0	6	0
Fidelity Personal Retirement	0	1,187	0	1,071	0	4,670	0	5,546
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 545	$ 1,187	$ 555	$ 1,071	$ 2,451	$ 4,670	$ 3,258	$ 5,546
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	48	-	45	-	198	-	256	-
Unit Value	$ 11.44	$ -	$ 12.28	$ -	$ 12.34	$ -	$ 12.71	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	1	-	1	-
Unit Value	$ -	$ -	$ -	$ -	$ 12.34	$ -	$ 12.71	$ -
Fidelity Personal Retirement:
Units Outstanding	-	104	-	88	-	385	-	446
Unit Value	$ -	$ 11.43	$ -	$ 12.14	$ -	$ 12.14	$ -	$ 12.44
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 2,116	$ 7,470	$ 888	$ 2,304	$ 1,254	$ 2,744
Receivable from EFILI	0	0	0	0	0	0
Total assets	2,116	7,470	888	2,304	1,254	2,744
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,116	$ 7,470	$ 888	$ 2,304	$ 1,254	$ 2,744
Net Assets:
Fidelity Retirement Reserves	$ 2,116	$ 0	$ 888	$ 0	$ 1,254	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	7,470	0	2,304	0	2,744
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,116	$ 7,470	$ 888	$ 2,304	$ 1,254	$ 2,744
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	162	-	67	-	93	-
Unit Value	$ 13.04	$ -	$ 13.21	$ -	$ 13.51	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	587	-	180	-	210
Unit Value	$ -	$ 12.72	$ -	$ 12.83	$ -	$ 13.06
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%	VIP - FundsManager 60%
Assets:
Investments at market value	$ 2,780	$ 711	$ 769	$ 1,753	$ 11,529	$ 49,231	$ 10,717
Receivable from EFILI	0	0	0	0	0	1	0
Total assets	2,780	711	769	1,753	11,529	49,232	10,717
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 2,780	$ 711	$ 769	$ 1,753	$ 11,529	$ 49,232	$ 10,717
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 740	$ 0	$ 698	$ 6,499	$ 0
Fidelity Income Advantage	0	0	29	0	123	4,771	0
Fidelity Personal Retirement	0	0	0	1,753	10,708	37,962	0
Fidelity Freedom Lifetime Income	2,780	711	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	10,717
Total net assets	$ 2,780	$ 711	$ 769	$ 1,753	$ 11,529	$ 49,232	$ 10,717
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	-	-	76	-	64	580	-
Unit Value	$ -	$ -	$ 9.79	$ -	$ 10.95	$ 11.20	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	3	-	11	427	-
Unit Value	$ -	$ -	$ 9.76	$ -	$ 10.92	$ 11.17	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	-	178	969	3,357	-
Unit Value	$ -	$ -	$ -	$ 9.87	$ 11.06	$ 11.31	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	233	57	-	-	-	-	-
Unit Value	$ 11.95	$ 12.48	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	837
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.17
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	217
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.16

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 54,706	$ 23,184	$ 280	$ 497	$ 484	$ 635
Receivable from EFILI	1	4	0	0	0	0
Total assets	54,507	23,188	280	497	484	635
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 54,707	$ 23,188	$ 280	$ 497	$ 484	$ 635
Net Assets:
Fidelity Retirement Reserves	$ 6,302	$ 3,499	$ 268	$ 0	$ 484	$ 0
Fidelity Income Advantage	5,120	2,044	12	0	0	0
Fidelity Personal Retirement	43,285	17,645	0	497	0	635
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 54,707	$ 23,188	$ 280	$ 497	$ 484	$ 635
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	554	305	24	-	42	-
Unit Value	$ 11.38	$ 11.46	$ 11.09	$ -	$ 11.36	$ -
Fidelity Income Advantage:
Units Outstanding	451	178	1	-	-	-
Unit Value	$ 11.34	$ 11.44	$ 11.09	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	3,770	1,522	-	45	-	56
Unit Value	$ 11.48	$ 11.59	$ -	$ 11.12	$ -	$ 11.40
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommuni- cations	VIP - Telecommuni- cations Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum
Assets:
Investments at market value	$ 81	$ 102	$ 43,077	$ 4,634	$ 6,706	$ 11,432
Receivable from EFILI	0	0	0	0	1	0
Total assets	81	102	43,077	4,634	6,707	11,432
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 81	$ 102	$ 43,077	$ 4,634	$ 6,707	$ 11,432
Net Assets:
Fidelity Retirement Reserves	$ 78	$ 0	$ 29,723	$ 2,554	$ 3,470	$ 5,612
Fidelity Income Advantage	3	0	2,074	288	710	1,314
Fidelity Personal Retirement	0	102	11,280	1,792	2,527	4,506
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 81	$ 102	$ 43,077	$ 4,634	$ 6,707	$ 11,432
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8	-	878	114	180	323
Unit Value	$ 9.89	$ -	$ 33.86	$ 22.37	$ 19.28	$ 17.37
Fidelity Income Advantage:
Units Outstanding	0	-	62	13	37	77
Unit Value	$ 9.89	$ -	$ 33.28	$ 21.99	$ 18.95	$ 17.07
Fidelity Personal Retirement:
Units Outstanding	-	10	719	155	214	360
Unit Value	$ -	$ 9.91	$ 15.68	$ 11.53	$ 11.82	$ 12.53
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications	OMIF - Large Cap Growth	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity
Assets:
Investments at market value	$ 1,639	$ 6,219	$ 2,749	$ 5,498	$ 5,848	$ 5,645	$ 3,482
Receivable from EFILI	0	0	2	0	0	0	0
Total assets	1,639	6,219	2,751	5,498	5,848	5,645	3,482
Liabilities:
Payable to EFILI	1	0	0	0	2	0	0
Total net assets	$ 1,638	$ 6,219	$ 2,751	$ 5,498	$ 5,846	$ 5,645	$ 3,482
Net Assets:
Fidelity Retirement Reserves	$ 1,556	$ 5,368	$ 2,390	$ 5,282	$ 5,262	$ 5,160	$ 2,865
Fidelity Income Advantage	82	851	361	216	584	485	617
Fidelity Personal Retirement	0	0	0	0	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 1,638	$ 6,219	$ 2,751	$ 5,498	$ 5,846	$ 5,645	$ 3,482
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	114	214	111	435	251	247	127
Unit Value	$ 13.69	$ 25.12	$ 21.57	$ 12.13	$ 21.00	$ 20.92	$ 22.53
Fidelity Income Advantage:
Units Outstanding	6	34	17	18	28	24	28
Unit Value	$ 13.45	$ 24.69	$ 21.20	$ 11.92	$ 20.64	$ 20.56	$ 22.14
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2007

(In thousands, except per unit data)	Subaccounts Investing In:
	CST - Small Cap Core I	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets	SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend	SAI - Small Cap Blend Investor Class
Assets:
Investments at market value	$ 2,571	$ 2,682	$ 1,234	$ 12,148	$ 267	$ 78	$ 141	$ 127
Receivable from EFILI	1	0	1	3	0	0	1	0
Total assets	2,572	2,682	1,235	12,151	267	78	142	127
Liabilities:
Payable to EFILI	0	0	0	0	1	0	0	0
Total net assets	$ 2,572	$ 2,682	$ 1,235	$ 12,151	$ 266	$ 78	$ 142	$ 127
Net Assets:
Fidelity Retirement Reserves	$ 2,478	$ 2,535	$ 1,058	$ 5,271	$ 264	$ 0	$ 135	$ 0
Fidelity Income Advantage	94	147	177	516	2	0	7	0
Fidelity Personal Retirement	0	0	0	6,364	0	78	0	127
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 2,572	$ 2,682	$ 1,235	$ 12,151	$ 266	$ 78	$ 142	$ 127
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	211	150	77	361	28	-	15	-
Unit Value	$ 11.73	$ 16.88	$ 13.81	$ 14.59	$ 9.36	$ -	$ 9.15	$ -
Fidelity Income Advantage:
Units Outstanding	8	9	13	35	0	-	1	-
Unit Value	$ 11.53	$ 16.59	$ 13.57	$ 14.54	$ 9.36	$ -	$ 9.15	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	-	432	-	8	-	14
Unit Value	$ -	$ -	$ -	$ 14.72	$ -	$ 9.39	$ -	$ 9.18
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 3,895	$ 4,206	$ 1,426	$ 632	$ 1,924	$ 300
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	555	0	123	0	796	0
Administrative and other charges	37	0	8	0	53	0
Total expenses	592	0	131	0	849	0
Fidelity Income Advantage:
Mortality and expense risk charges	25	0	25	0	90	0
Administrative and other charges	9	0	8	0	30	0
Total expenses	34	0	33	0	120	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	166	0	13	0	31
Administrative and other charges	0	42	0	3	0	8
Total expenses	0	208	0	16	0	39
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9	0	0	0	0
Administrative and other charges	0	2	0	0	0	0
Total expenses	0	11	0	0	0	0
Total expenses	626	219	164	16	969	39
Net investment income (loss)	3,269	3,987	1,262	616	955	261
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(111)	67	4,072	271
Realized gain distributions	0	0	0	0	8,482	1,400
Net realized gain (loss) on investments	0	0	(111)	67	12,554	1,671
Unrealized appreciation (depreciation)	0	0	(730)	(571)	(11,833)	(2,029)
Net increase (decrease) in net assets from operations	$ 3,269	$ 3,987	$ 421	$ 112	$ 1,676	$ (97)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 598	$ 41	$ 625	$ 400	$ 356	$ 2,057	$ 378
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	487	0	136	78	0	295	0
Administrative and other charges	33	0	9	5	0	20	0
Total expenses	520	0	145	83	0	315	0
Fidelity Income Advantage:
Mortality and expense risk charges	40	0	6	13	0	63	0
Administrative and other charges	14	0	2	4	0	21	0
Total expenses	54	0	8	17	0	84	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	14	0	0	22	0	24
Administrative and other charges	0	3	0	0	6	0	6
Total expenses	0	17	0	0	28	0	30
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	574	17	153	100	28	399	30
Net investment income (loss)	24	24	472	300	328	1,658	348
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,780)	102	490	1,270	259	(221)	35
Realized gain distributions	61	8	1,292	826	501	0	0
Net realized gain (loss) on investments	(1,719)	110	1,782	2,096	760	(221)	35
Unrealized appreciation (depreciation)	17,618	1,339	596	(613)	421	144	116
Net increase (decrease) in net assets from operations	$ 15,923	$ 1,473	$ 2,850	$ 1,783	$ 1,509	$ 1,581	$ 499

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 3,342	$ 177	$ 3,203	$ 593	$ 43	$ 1,543	$ 339
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	382	0	516	93	0	1,228	0
Administrative and other charges	26	0	34	6	0	82	0
Total expenses	408	0	550	99	0	1,310	0
Fidelity Income Advantage:
Mortality and expense risk charges	32	0	57	12	0	88	0
Administrative and other charges	11	0	19	4	0	29	0
Total expenses	43	0	76	16	0	117	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	29	0	2	0	62
Administrative and other charges	0	1	7	0	0	0	16
Total expenses	0	7	36	0	2	0	78
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	451	7	662	115	2	1,427	78
Net investment income (loss)	2,891	170	2,541	478	41	116	261
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	414	17	3,999	(265)	6	14,121	250
Realized gain distributions	1,562	52	0	0	0	41,286	9,861
Net realized gain (loss) on investments	1,976	69	3,999	(265)	6	55,407	10,111
Unrealized appreciation (depreciation)	2,596	145	(2,375)	2,072	87	(28,807)	(5,621)
Net increase (decrease) in net assets from operations	$ 7,463	$ 384	$ 4,165	$ 2,285	$ 134	$ 26,716	$ 4,751

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 658	$ 661	$ 11	$ 7	$ 500	$ 37
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	126	0	26	0	174	0
Administrative and other charges	8	0	2	0	12	0
Total expenses	134	0	28	0	186	0
Fidelity Income Advantage:
Mortality and expense risk charges	28	0	4	0	30	0
Administrative and other charges	9	0	1	0	10	0
Total expenses	37	0	5	0	40	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	29	0	5	0	4
Administrative and other charges	0	7	0	1	0	1
Total expenses	0	36	0	6	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	14	0	0	0	0
Administrative and other charges	0	4	0	0	0	0
Total expenses	0	18	0	0	0	0
Total expenses	171	54	33	6	226	5
Net investment income (loss)	487	607	(22)	1	274	32
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	504	115	429	91	297	46
Realized gain distributions	743	389	348	261	1,144	70
Net realized gain (loss) on investments	1,247	504	777	352	1,441	116
Unrealized appreciation (depreciation)	(199)	(328)	(393)	(240)	1,154	36
Net increase (decrease) in net assets from operations	$ 1,535	$ 783	$ 362	$ 113	$ 2,869	$ 184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 0	$ 0	$ 592	$ 101	$ 116	$ 34
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	71	0	442	0	86	0
Administrative and other charges	5	0	30	0	6	0
Total expenses	76	0	472	0	92	0
Fidelity Income Advantage:
Mortality and expense risk charges	10	0	49	0	7	0
Administrative and other charges	3	0	16	0	2	0
Total expenses	13	0	65	0	9	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	28	0	10
Administrative and other charges	0	0	0	7	0	3
Total expenses	0	2	0	35	0	13
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	89	2	537	35	101	13
Net investment income (loss)	(89)	(2)	55	66	15	21
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(13)	87	5,906	312	77	(112)
Realized gain distributions	0	0	6,284	907	1,158	246
Net realized gain (loss) on investments	(13)	87	12,190	1,219	1,235	134
Unrealized appreciation (depreciation)	2,218	69	(3,228)	536	(1,012)	(672)
Net increase (decrease) in net assets from operations	$ 2,116	$ 154	$ 9,017	$ 1,821	$ 238	$ (517)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 153	$ 159	$ 0	$ 0	$ 53	$ 18
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	56	0	40	0	140	0
Administrative and other charges	4	0	3	0	9	0
Total expenses	60	0	43	0	149	0
Fidelity Income Advantage:
Mortality and expense risk charges	4	0	3	0	8	0
Administrative and other charges	1	0	1	0	2	0
Total expenses	5	0	4	0	10	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	11	0	3	0	14
Administrative and other charges	0	3	0	1	0	3
Total expenses	0	14	0	4	0	17
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	65	14	47	4	159	17
Net investment income (loss)	88	145	(47)	(4)	(106)	1
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	574	568	185	43	927	211
Realized gain distributions	171	182	481	55	941	413
Net realized gain (loss) on investments	745	750	666	98	1,868	624
Unrealized appreciation (depreciation)	175	(276)	54	(49)	5,176	1,832
Net increase (decrease) in net assets from operations	$ 1,008	$ 619	$ 673	$ 45	$ 6,938	$ 2,457

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 34	$ 5	$ 83	$ 29	$ 19	$ 11
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	45	0	24	0	24	0
Administrative and other charges	3	0	2	0	2	0
Total expenses	48	0	26	0	26	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	1	0	3	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	3	0	1	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	2	0	3
Administrative and other charges	0	1	0	1	0	1
Total expenses	0	4	0	3	0	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	51	4	27	3	30	4
Net investment income (loss)	(17)	1	56	26	(11)	7
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	471	39	(28)	14	154	39
Realized gain distributions	419	70	253	74	406	274
Net realized gain (loss) on investments	890	109	225	88	560	313
Unrealized appreciation (depreciation)	(312)	(2)	(662)	(264)	26	(151)
Net increase (decrease) in net assets from operations	$ 561	$ 108	$ (381)	$ (150)	$ 575	$ 169

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 1	$ 0	$ 90	$ 42	$ 446	$ 864
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5	0	78	0	61	0
Administrative and other charges	0	0	5	0	4	0
Total expenses	5	0	83	0	65	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	6	0	11	0
Administrative and other charges	0	0	2	0	4	0
Total expenses	0	0	8	0	15	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	8	0	31
Administrative and other charges	0	0	0	2	0	8
Total expenses	0	1	0	10	0	39
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	5	1	91	10	80	39
Net investment income (loss)	(4)	(1)	(1)	32	366	825
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	95	18	1,111	163	97	120
Realized gain distributions	28	18	1,230	590	119	222
Net realized gain (loss) on investments	123	36	2,341	753	216	342
Unrealized appreciation (depreciation)	(125)	(58)	(3,765)	(1,359)	(158)	(390)
Net increase (decrease) in net assets from operations	$ (6)	$ (23)	$ (1,425)	$ (574)	$ 424	$ 777

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 18	$ 26	$ 24	$ 41
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	6	0	18	0	16	0
Administrative and other charges	0	0	1	0	1	0
Total expenses	6	0	19	0	17	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	2	0	2	0
Administrative and other charges	0	0	1	0	0	0
Total expenses	0	0	3	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	7	0	6
Administrative and other charges	0	0	0	2	0	1
Total expenses	0	2	0	9	0	7
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	6	2	22	9	19	7
Net investment income (loss)	(6)	(2)	(4)	17	5	34
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	47	72	193	130	250	126
Realized gain distributions	107	70	333	554	169	286
Net realized gain (loss) on investments	154	142	526	684	419	412
Unrealized appreciation (depreciation)	(79)	(79)	(468)	(685)	(335)	(386)
Net increase (decrease) in net assets from operations	$ 69	$ 61	$ 54	$ 16	$ 89	$ 60

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 18	$ 22	$ 0	$ 0	$ 22	$ 54
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	20	0	3	0	8	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	21	0	3	0	8	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	1	0	2
Administrative and other charges	0	2	0	0	0	0
Total expenses	0	9	0	1	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	22	9	3	1	8	2
Net investment income (loss)	(4)	13	(3)	(1)	14	52
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	84	78	23	11	53	38
Realized gain distributions	204	267	34	23	7	4
Net realized gain (loss) on investments	288	345	57	34	60	42
Unrealized appreciation (depreciation)	(325)	(438)	30	7	(20)	(43)
Net increase (decrease) in net assets from operations	$ (41)	$ (80)	$ 84	$ 40	$ 54	$ 51

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 15	$ 32	$ 60	$ 146	$ 93	$ 166
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	0	18	0	25	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	4	0	19	0	27	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	7	0	9
Administrative and other charges	0	0	0	2	0	2
Total expenses	0	2	0	9	0	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	4	2	19	9	27	11
Net investment income (loss)	11	30	41	137	66	155
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6	43	96	74	200	16
Realized gain distributions	21	5	62	32	102	46
Net realized gain (loss) on investments	27	48	158	106	302	62
Unrealized appreciation (depreciation)	2	(13)	(23)	4	(101)	137
Net increase (decrease) in net assets from operations	$ 40	$ 65	$ 176	$ 247	$ 267	$ 354

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 44	$ 207	$ 18	$ 56	$ 26	$ 50
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	17	0	8	0	9	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	18	0	8	0	10	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	13	0	3	0	4
Administrative and other charges	0	3	0	1	0	1
Total expenses	0	16	0	4	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	18	16	8	4	10	5
Net investment income (loss)	26	191	10	52	16	45
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	133	87	44	13	57	19
Realized gain distributions	71	67	35	16	49	28
Net realized gain (loss) on investments	204	154	79	29	106	47
Unrealized appreciation (depreciation)	(60)	200	9	61	(7)	104
Net increase (decrease) in net assets from operations	$ 170	$ 545	$ 98	$ 142	$ 115	$ 196

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%	VIP - FundsManager 60% (a)
Income:
Dividends	$ 80	$ 17	$ 4	$ 8	$ 306	$ 1,052	$ 58
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	7	0	5	37	0
Administrative and other charges	0	0	0	0	0	3	0
Total expenses	0	0	7	0	5	40	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	1	17	0
Administrative and other charges	0	0	0	0	0	6	0
Total expenses	0	0	0	0	1	23	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	3	14	58	0
Administrative and other charges	0	0	0	1	4	14	0
Total expenses	0	0	0	4	18	72	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	12	2	0	0	0	0	0
Administrative and other charges	2	0	0	0	0	0	0
Total expenses	14	2	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	10
Administrative and other charges	0	0	0	0	0	0	2
Total expenses	0	0	0	0	0	0	12
Total expenses	14	2	7	4	24	135	12
Net investment income (loss)	66	15	(3)	4	282	917	46
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	14	2	32	47	109	575	0
Realized gain distributions	67	22	4	10	184	1,894	61
Net realized gain (loss) on investments	81	24	36	57	293	2,469	61
Unrealized appreciation (depreciation)	2	(6)	(83)	(146)	(148)	(1,454)	(182)
Net increase (decrease) in net assets from operations	$ 149	$ 33	$ (50)	$ (85)	$ 427	$ 1,932	$ (75)

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples (a)	VIP - Consumer Staples Investor Class (a)	VIP - Materials (a)	VIP - Materials Investor Class (a)
Income:
Dividends	$ 885	$ 263	$ 1	$ 2	$ 3	$ 4
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	40	31	1	0	1	0
Administrative and other charges	3	2	0	0	0	0
Total expenses	43	33	1	0	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	32	8	0	0	0	0
Administrative and other charges	10	3	0	0	0	0
Total expenses	42	11	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	63	27	0	0	0	0
Administrative and other charges	16	7	0	0	0	0
Total expenses	79	34	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	164	78	1	0	1	0
Net investment income (loss)	721	185	0	2	2	4
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	335	565	1	1	11	1
Realized gain distributions	2,665	1,285	2	3	4	6
Net realized gain (loss) on investments	3,000	1,850	3	4	15	7
Unrealized appreciation (depreciation)	(1,577)	(933)	13	13	6	(3)
Net increase (decrease) in net assets from operations	$ 2,144	$ 1,102	$ 16	$ 19	$ 23	$ 8

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications (a)	VIP - Telecommunications Investor Class (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum
Income:
Dividends	$ 0	$ 1	$ 163	$ 335	$ 131	$ 277
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1	0	214	22	35	55
Administrative and other charges	0	0	14	2	2	4
Total expenses	1	0	228	24	37	59
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	11	2	4	8
Administrative and other charges	0	0	4	1	2	3
Total expenses	0	0	15	3	6	11
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	26	2	4	12
Administrative and other charges	0	0	6	0	1	3
Total expenses	0	0	32	2	5	15
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1	0	275	29	48	85
Net investment income (loss)	(1)	1	(112)	306	83	192
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(14)	(9)	8,602	11	571	1,184
Realized gain distributions	4	5	4,153	143	554	1,906
Net realized gain (loss) on investments	(10)	(4)	12,755	154	1,125	3,090
Unrealized appreciation (depreciation)	(16)	(20)	86	(207)	(805)	(967)
Net increase (decrease) in net assets from operations	$ (27)	$ (23)	$ 12,729	$ 253	$ 403	$ 2,315

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications	OMIF - Large Cap Growth
Income:
Dividends	$ 2	$ 0	$ 34	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	12	46	19	38	41
Administrative and other charges	1	3	1	3	3
Total expenses	13	49	20	41	44
Fidelity Income Advantage:
Mortality and expense risk charges	1	7	3	1	2
Administrative and other charges	0	2	1	0	1
Total expenses	1	9	4	1	3
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	14	58	24	42	47
Net investment income (loss)	(12)	(58)	10	(42)	(47)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(617)	430	(6)	(21,272)	(3,542)
Realized gain distributions	0	856	0	0	0
Net realized gain (loss) on investments	(617)	1,286	(6)	(21,272)	(3,542)
Unrealized appreciation (depreciation)	984	(787)	127	22,752	4,759
Net increase (decrease) in net assets from operations	$ 355	$ 441	$ 131	$ 1,438	$ 1,170

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - Small Cap Core I	CST - International Focus	CST - Global Small Cap Focus
Income:
Dividends	$ 0	$ 22	$ 0	$ 25	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	39	26	22	18	12
Administrative and other charges	3	2	1	1	1
Total expenses	42	28	23	19	13
Fidelity Income Advantage:
Mortality and expense risk charges	4	4	1	1	1
Administrative and other charges	1	1	0	0	1
Total expenses	5	5	1	1	2
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	47	33	24	20	15
Net investment income (loss)	(47)	(11)	(24)	5	(15)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(506)	6	(606)	91	(123)
Realized gain distributions	0	524	0	0	0
Net realized gain (loss) on investments	(506)	530	(606)	91	(123)
Unrealized appreciation (depreciation)	1,638	(264)	616	239	91
Net increase (decrease) in net assets from operations	$ 1,085	$ 255	$ (14)	$ 335	$ (47)

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2007

(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	SAI - Mid Cap Value (a)	SAI - Mid Cap Value Investor Class (a)	SAI - Small Cap Blend (a)	SAI - Small Cap Blend Investor Class (a)
Income:
Dividends	$ 163	$ 2	$ 0	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	28	1	0	1	0
Administrative and other charges	2	0	0	0	0
Total expenses	30	1	0	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	0	0	0
Administrative and other charges	1	0	0	0	0
Total expenses	3	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	6	0	0	0	0
Administrative and other charges	2	0	0	0	0
Total expenses	8	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	41	1	0	1	0
Net investment income (loss)	122	1	0	(1)	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	641	2	0	0	0
Realized gain distributions	1,559	0	0	0	0
Net realized gain (loss) on investments	2,200	2	0	0	0
Unrealized appreciation (depreciation)	(387)	(13)	(3)	(11)	(8)
Net increase (decrease) in net assets from operations	$ 1,935	$ (10)	$ (3)	$ (12)	$ (8)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 3,269	$ 2,956	$ 3,987	$ 1,156	$ 1,262	$ 1,425	$ 616	$ 327
Net realized gain (loss) on investments	0	0	0	0	(111)	(50)	67	61
Unrealized appreciation (depreciation)	0	0	0	0	(730)	788	(571)	(63)
Net increase (decrease) in net assets from operations	3,269	2,956	3,987	1,156	421	2,163	112	325
Contract Transactions:
Payments received from contract owners	8,905	9,532	110,922	56,715	137	167	2,709	1,868
Transfers between sub-accounts and the fixed account, net	17,145	12,686	(32,136)	(13,043)	(3,223)	(3,144)	1,125	1,461
Contract benefits	(885)	(1,014)	(629)	(8)	(381)	(430)	(2)	0
Contract terminations	(22,106)	(20,737)	(10,544)	(1,392)	(1,397)	(962)	(878)	0
Contract maintenance charges	(12)	(11)	0	0	(2)	(3)	0	0
Other transfers (to) from EFILI, net	(30)	(7)	1	(1)	(49)	(1)	0	(1)
Net increase (decrease) in net assets from contract transactions	3,017	449	67,614	42,271	(4,915)	(4,373)	2,954	3,328
Total increase (decrease) in net assets	6,286	3,405	71,601	43,427	(4,494)	(2,210)	3,066	3,653
Net Assets:
Beginning of period	74,101	70,696	48,342	4,915	21,511	23,721	4,516	863
End of period	$ 80,387	$ 74,101	$ 119,943	$ 48,342	$ 17,017	$ 21,511	$ 7,582	$ 4,516
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 955	$ 2,932	$ 261	$ 207	$ 24	$ (303)	$ 24	$ 0
Net realized gain (loss) on investments	12,554	16,547	1,671	942	(1,719)	(3,302)	110	44
Unrealized appreciation (depreciation)	(11,833)	934	(2,029)	153	17,618	7,934	1,339	145
Net increase (decrease) in net assets from operations	1,676	20,413	(97)	1,302	15,923	4,329	1,473	189
Contract Transactions:
Payments received from contract owners	1,361	1,139	3,413	2,189	441	462	735	1,064
Transfers between sub-accounts and the fixed account, net	(14,029)	(6,339)	2,072	6,016	(7,652)	(10,101)	4,121	1,918
Contract benefits	(1,929)	(1,886)	(2)	0	(893)	(996)	0	0
Contract terminations	(8,774)	(6,919)	(129)	(1)	(4,231)	(4,671)	(44)	(10)
Contract maintenance charges	(18)	(19)	0	0	(15)	(17)	0	0
Other transfers (to) from EFILI, net	(130)	(32)	(1)	0	(29)	(19)	(2)	0
Net increase (decrease) in net assets from contract transactions	(23,519)	(14,056)	5,353	8,204	(12,379)	(15,342)	4,810	2,972
Total increase (decrease) in net assets	(21,843)	6,357	5,256	9,506	3,544	(11,013)	6,283	3,161
Net Assets:
Beginning of period	122,617	116,260	11,560	2,054	70,515	81,528	4,124	963
End of period	$ 100,774	$ 122,617	$ 16,816	$ 11,560	$ 74,059	$ 70,515	$ 10,407	$ 4,124

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class		VIP - Investment Grade Bond
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 472	$ 22	$ 300	$ (8)	$ 328	$ 7	$ 1,658	$ 1,967
Net realized gain (loss) on investments	1,782	426	2,096	819	760	129	(221)	(459)
Unrealized appreciation (depreciation)	596	2,621	(613)	766	421	559	144	272
Net increase (decrease) in net assets from operations	2,850	3,069	1,783	1,577	1,509	695	1,581	1,780
Contract Transactions:
Payments received from contract owners	0	(15)	299	419	1,987	1,740	657	433
Transfers between sub-accounts and the fixed account, net	(1,966)	(3,075)	(837)	2,328	4,284	3,115	(4,015)	(9,344)
Contract benefits	(118)	(350)	(166)	(144)	(2)	0	(933)	(1,248)
Contract terminations	(1,347)	(1,140)	(849)	(348)	(81)	(6)	(3,132)	(4,205)
Contract maintenance charges	(4)	(5)	(3)	(6)	(1)	(2)	(8)	(10)
Other transfers (to) from EFILI, net	(15)	3	1	10	1	3	(55)	(59)
Net increase (decrease) in net assets from contract transactions	(3,450)	(4,582)	(1,555)	2,259	6,188	4,850	(7,486)	(14,433)
Total increase (decrease) in net assets	(600)	(1,513)	228	3,836	7,697	5,545	(5,905)	(12,653)
Net Assets:
Beginning of period	19,146	20,659	11,636	7,800	6,727	1,182	50,605	63,258
End of period	$ 18,546	$ 19,146	$ 11,864	$ 11,636	$ 14,424	$ 6,727	$ 44,700	$ 50,605
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class		VIP - Index 500
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 348	$ 65	$ 2,891	$ 1,193	$ 170	$ 6	$ 2,541	$ 793
Net realized gain (loss) on investments	35	46	1,976	(175)	69	13	3,999	1,960
Unrealized appreciation (depreciation)	116	161	2,596	2,603	145	68	(2,375)	8,944
Net increase (decrease) in net assets from operations	499	272	7,463	3,621	384	87	4,165	11,697
Contract Transactions:
Payments received from contract owners	5,030	4,375	893	196	526	275	4,119	3,176
Transfers between sub-accounts and the fixed account, net	2,772	1,647	(3,507)	(4,786)	1,625	1,074	(6,255)	(4,705)
Contract benefits	(14)	(16)	(1,323)	(1,356)	0	0	(1,009)	(1,039)
Contract terminations	(266)	(57)	(4,629)	(5,100)	(61)	(2)	(4,328)	(4,397)
Contract maintenance charges	0	0	(9)	(10)	0	0	(16)	(17)
Other transfers (to) from EFILI, net	0	0	1	(26)	1	0	(37)	25
Net increase (decrease) in net assets from contract transactions	7,522	5,949	(8,574)	(11,082)	2,091	1,347	(7,526)	(6,957)
Total increase (decrease) in net assets	8,021	6,221	(1,111)	(7,461)	2,475	1,434	(3,361)	4,740
Net Assets:
Beginning of period	7,896	1,675	55,942	63,403	1,710	276	89,470	84,730
End of period	$ 15,917	$ 7,896	$ 54,831	$ 55,942	$ 4,185	$ 1,710	$ 86,109	$ 89,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class		VIP - Contrafund		VIP - Contrafund Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 478	$ 191	$ 41	$ 5	$ 116	$ 835	$ 261	$ 133
Net realized gain (loss) on investments	(265)	(485)	6	27	55,407	27,526	10,111	1,513
Unrealized appreciation (depreciation)	2,072	1,181	87	10	(28,807)	(9,642)	(5,621)	(261)
Net increase (decrease) in net assets from operations	2,285	887	134	42	26,716	18,719	4,751	1,385
Contract Transactions:
Payments received from contract owners	73	201	531	284	1,031	2,003	6,933	5,660
Transfers between sub-accounts and the fixed account, net	(1,620)	(1,819)	407	140	(23,354)	(19,621)	10,693	10,041
Contract benefits	(214)	(401)	0	0	(1,607)	(2,409)	(2)	0
Contract terminations	(504)	(547)	(10)	0	(10,455)	(8,430)	(572)	(113)
Contract maintenance charges	(3)	(3)	0	0	(35)	(39)	0	0
Other transfers (to) from EFILI, net	(14)	4	0	0	21	(27)	0	0
Net increase (decrease) in net assets from contract transactions	(2,282)	(2,565)	928	424	(34,399)	(28,523)	17,052	15,588
Total increase (decrease) in net assets	3	(1,678)	1,062	466	(7,683)	(9,804)	21,803	16,973
Net Assets:
Beginning of period	14,155	15,833	609	143	178,699	188,503	20,121	3,148
End of period	$ 14,158	$ 14,155	$ 1,671	$ 609	$ 171,016	$ 178,699	$ 41,924	$ 20,121
(In thousands)	Subaccounts Investing In:
	VIP - Balanced		VIP - Balanced Investor Class		VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 487	$ 223	$ 607	$ 18	$ (22)	$ (16)	$ 1	$ 5
Net realized gain (loss) on investments	1,247	915	504	79	777	618	352	64
Unrealized appreciation (depreciation)	(199)	812	(328)	356	(393)	(86)	(240)	21
Net increase (decrease) in net assets from operations	1,535	1,950	783	453	362	516	113	90
Contract Transactions:
Payments received from contract owners	459	592	8,881	3,619	30	68	182	356
Transfers between sub-accounts and the fixed account, net	1,128	53	15,665	2,679	(2,296)	211	436	1,234
Contract benefits	(452)	(364)	0	0	(49)	(68)	0	(17)
Contract terminations	(1,833)	(999)	(401)	(37)	(187)	(86)	(8)	0
Contract maintenance charges	(4)	(3)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(54)	(11)	2	(2)	(9)	(8)	0	0
Net increase (decrease) in net assets from contract transactions	(756)	(732)	24,147	6,259	(2,512)	116	610	1,573
Total increase (decrease) in net assets	779	1,218	24,930	6,712	(2,150)	632	723	1,663
Net Assets:
Beginning of period	19,566	18,348	7,411	699	5,026	4,394	1,690	27
End of period	$ 20,345	$ 19,566	$ 32,341	$ 7,411	$ 2,876	$ 5,026	$ 2,413	$ 1,690

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Growth & Income		VIP - Growth & Income Investor Class		VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 274	$ 32	$ 32	$ 2	$ (89)	$ (2)	$ (2)	$ 0
Net realized gain (loss) on investments	1,441	574	116	28	(13)	(471)	87	6
Unrealized appreciation (depreciation)	1,154	2,549	36	91	2,218	873	69	25
Net increase (decrease) in net assets from operations	2,869	3,155	184	121	2,116	400	154	31
Contract Transactions:
Payments received from contract owners	281	182	89	435	43	98	75	114
Transfers between sub-accounts and the fixed account, net	(2,742)	(2,983)	754	753	(757)	(2,988)	805	274
Contract benefits	(644)	(662)	0	0	(136)	(225)	0	0
Contract terminations	(1,455)	(1,321)	(14)	(3)	(334)	(437)	0	0
Contract maintenance charges	(6)	(6)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	2	(22)	1	(3)	(21)	4	7	0
Net increase (decrease) in net assets from contract transactions	(4,564)	(4,812)	830	1,182	(1,207)	(3,550)	887	388
Total increase (decrease) in net assets	(1,695)	(1,657)	1,014	1,303	909	(3,150)	1,041	419
Net Assets:
Beginning of period	27,551	29,208	1,495	192	10,422	13,572	462	43
End of period	$ 25,856	$ 27,551	$ 2,509	$ 1,495	$ 11,331	$ 10,422	$ 1,503	$ 462
(In thousands)	Subaccounts Investing In:
	VIP - Mid Cap		VIP - Mid Cap Investor Class		VIP - Value Strategies		VIP - Value Strategies Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 55	$ (354)	$ 66	$ (4)	$ 15	$ (21)	$ 21	$ 0
Net realized gain (loss) on investments	12,190	18,720	1,219	352	1,235	2,114	134	149
Unrealized appreciation (depreciation)	(3,228)	(10,487)	536	128	(1,012)	(534)	(672)	40
Net increase (decrease) in net assets from operations	9,017	7,879	1,821	476	238	1,559	(517)	189
Contract Transactions:
Payments received from contract owners	575	765	1,893	2,181	507	246	1,119	665
Transfers between sub-accounts and the fixed account, net	(13,662)	(9,289)	4,488	4,233	(19)	(2,754)	2,515	290
Contract benefits	(808)	(995)	(1)	0	(133)	(86)	0	0
Contract terminations	(3,786)	(3,903)	(140)	(6)	(798)	(691)	(101)	(6)
Contract maintenance charges	(14)	(17)	0	0	(3)	(2)	0	0
Other transfers (to) from EFILI, net	(3)	21	(2)	2	(23)	5	0	1
Net increase (decrease) in net assets from contract transactions	(17,698)	(13,418)	6,238	6,410	(469)	(3,282)	3,533	950
Total increase (decrease) in net assets	(8,681)	(5,539)	8,059	6,886	(231)	(1,723)	3,016	1,139
Net Assets:
Beginning of period	68,861	74,400	8,817	1,931	10,488	12,211	1,928	789
End of period	$ 60,180	$ 68,861	$ 16,876	$ 8,817	$ 10,257	$ 10,488	$ 4,944	$ 1,928

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Utilities (b)		VIP - Utilities Investor Class (b)		VIP - Technology		VIP - Technology Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 88	$ 65	$ 145	$ 11	$ (47)	$ (58)	$ (4)	$ (1)
Net realized gain (loss) on investments	745	1,245	750	90	666	718	98	32
Unrealized appreciation (depreciation)	175	(220)	(276)	(6)	54	(294)	(49)	(10)
Net increase (decrease) in net assets from operations	1,008	1,090	619	95	673	366	45	21
Contract Transactions:
Payments received from contract owners	112	28	701	71	68	426	386	300
Transfers between sub-accounts and the fixed account, net	793	2,746	4,581	2,865	(534)	(923)	1,624	172
Contract benefits	(107)	(25)	0	0	(116)	(422)	0	0
Contract terminations	(214)	(112)	(8)	(1)	(552)	(316)	(20)	0
Contract maintenance charges	(3)	(2)	(1)	0	(3)	(4)	(1)	0
Other transfers (to) from EFILI, net	(2)	2	(1)	0	(5)	12	(1)	(1)
Net increase (decrease) in net assets from contract transactions	579	2,637	5,272	2,935	(1,142)	(1,227)	1,988	471
Total increase (decrease) in net assets	1,587	3,727	5,891	3,030	(469)	(861)	2,033	492
Net Assets:
Beginning of period	6,716	2,989	3,030	0	6,309	7,170	713	221
End of period	$ 8,303	$ 6,716	$ 8,921	$ 3,030	$ 5,840	$ 6,309	$ 2,746	$ 713
(In thousands)	Subaccounts Investing In:
	VIP - Energy (b)		VIP - Energy Investor Class (b)		VIP - Health Care		VIP - Health Care Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (106)	$ (56)	$ 1	$ 13	$ (17)	$ (61)	$ 1	$ (2)
Net realized gain (loss) on investments	1,868	5,588	624	338	890	749	109	14
Unrealized appreciation (depreciation)	5,176	(2,864)	1,832	(272)	(312)	(334)	(2)	43
Net increase (decrease) in net assets from operations	6,938	2,668	2,457	79	561	354	108	55
Contract Transactions:
Payments received from contract owners	143	473	886	795	123	138	375	212
Transfers between sub-accounts and the fixed account, net	(1,750)	(4,572)	6,989	1,316	(500)	(2,316)	2,668	593
Contract benefits	(117)	(206)	(1)	0	(46)	(30)	(1)	(16)
Contract terminations	(1,422)	(1,035)	(65)	(6)	(502)	(574)	(54)	(3)
Contract maintenance charges	(11)	(18)	(2)	(2)	(2)	(3)	(1)	0
Other transfers (to) from EFILI, net	10	(6)	0	(1)	3	4	0	0
Net increase (decrease) in net assets from contract transactions	(3,147)	(5,364)	7,807	2,102	(924)	(2,781)	2,987	786
Total increase (decrease) in net assets	3,791	(2,696)	10,264	2,181	(363)	(2,427)	3,095	841
Net Assets:
Beginning of period	20,024	22,720	2,703	522	7,054	9,481	1,122	281
End of period	$ 23,815	$ 20,024	$ 12,967	$ 2,703	$ 6,691	$ 7,054	$ 4,217	$ 1,122

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Financial Services		VIP - Financial Services Investor Class		VIP - Industrials (b)		VIP - Industrials Investor Class (b)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 56	$ 10	$ 26	$ 1	$ (11)	$ 3	$ 7	$ 6
Net realized gain (loss) on investments	225	797	88	6	560	843	313	105
Unrealized appreciation (depreciation)	(662)	(195)	(264)	82	26	(294)	(151)	(80)
Net increase (decrease) in net assets from operations	(381)	612	(150)	89	575	552	169	31
Contract Transactions:
Payments received from contract owners	70	80	121	210	30	32	288	76
Transfers between sub-accounts and the fixed account, net	(1,561)	329	(224)	653	(1,153)	24	1,058	762
Contract benefits	(107)	(24)	0	0	(40)	(47)	0	0
Contract terminations	(216)	(94)	(1)	0	(273)	(64)	(22)	0
Contract maintenance charges	(2)	(2)	(1)	0	(1)	(4)	0	0
Other transfers (to) from EFILI, net	1	2	9	(1)	1	20	0	(2)
Net increase (decrease) in net assets from contract transactions	(1,815)	291	(96)	862	(1,436)	(39)	1,324	836
Total increase (decrease) in net assets	(2,196)	903	(246)	951	(861)	513	1,493	867
Net Assets:
Beginning of period	4,452	3,549	1,088	137	4,306	3,793	903	36
End of period	$ 2,256	$ 4,452	$ 842	$ 1,088	$ 3,445	$ 4,306	$ 2,396	$ 903
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary (b)		VIP - Consumer Discretionary Investor Class (b)		VIP - Real Estate		VIP - Real Estate Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (4)	$ 0	$ (1)	$ 0	$ (1)	$ 156	$ 32	$ 31
Net realized gain (loss) on investments	123	21	36	0	2,341	3,618	753	274
Unrealized appreciation (depreciation)	(125)	28	(58)	11	(3,765)	446	(1,359)	138
Net increase (decrease) in net assets from operations	(6)	49	(23)	11	(1,425)	4,220	(574)	443
Contract Transactions:
Payments received from contract owners	6	28	34	10	161	229	856	470
Transfers between sub-accounts and the fixed account, net	(478)	323	25	117	(8,924)	1,447	(4,245)	5,053
Contract benefits	(5)	(12)	0	0	(189)	(122)	(1)	0
Contract terminations	(13)	(31)	0	0	(2,301)	(696)	(33)	0
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	2	0	1	(1)	8	8	0	1
Net increase (decrease) in net assets from contract transactions	(489)	307	60	126	(11,248)	863	(3,423)	5,524
Total increase (decrease) in net assets	(495)	356	37	137	(12,673)	5,083	(3,997)	5,967
Net Assets:
Beginning of period	802	446	162	25	17,215	12,132	6,143	176
End of period	$ 307	$ 802	$ 199	$ 162	$ 4,542	$ 17,215	$ 2,146	$ 6,143

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Strategic Income		VIP - Strategic Income Investor Class		VIP - Aggressive Growth		VIP - Aggressive Growth Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 366	$ 319	$ 825	$ 442	$ (6)	$ (2)	$ (2)	$ (1)
Net realized gain (loss) on investments	216	200	342	35	154	31	142	18
Unrealized appreciation (depreciation)	(158)	164	(390)	(29)	(79)	(5)	(79)	0
Net increase (decrease) in net assets from operations	424	683	777	448	69	24	61	17
Contract Transactions:
Payments received from contract owners	886	402	6,802	4,837	1	0	85	97
Transfers between sub-accounts and the fixed account, net	75	(1,698)	2,062	4,468	847	59	360	180
Contract benefits	(135)	(158)	(15)	0	(5)	(1)	0	0
Contract terminations	(757)	(718)	(1,439)	(1)	(52)	(1)	0	0
Contract maintenance charges	(2)	(2)	0	0	0	0	0	0
Other transfers (to) from EFILI, net	6	3	0	1	0	0	1	0
Net increase (decrease) in net assets from contract transactions	73	(2,171)	7,410	9,305	791	57	446	277
Total increase (decrease) in net assets	497	(1,488)	8,187	9,753	860	81	507	294
Net Assets:
Beginning of period	9,248	10,736	10,605	852	408	327	302	8
End of period	$ 9,745	$ 9,248	$ 18,792	$ 10,605	$ 1,268	$ 408	$ 809	$ 302
(In thousands)	Subaccounts Investing In:
	VIP - International Capital Appreciation	VIP - International Capital Appreciation, Class R (a)		VIP - International Capital Appreciation, Class R Investor Class
	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 14	$ (4)	$ (11)	$ 17	$ 13
Net realized gain (loss) on investments	52	526	27	684	108
Unrealized appreciation (depreciation)	(22)	(468)	136	(685)	72
Net increase (decrease) in net assets from operations	44	54	152	16	193
Contract Transactions:
Payments received from contract owners	20	55	96	1,049	1,061
Transfers between sub-accounts and the fixed account, net	(513)	441	1,864	847	589
Contract benefits	(1)	(40)	(10)	0	(17)
Contract terminations	0	(97)	(1)	(76)	(5)
Contract maintenance charges	0	(1)	0	(1)	0
Other transfers (to) from EFILI, net	1	0	(18)	1	1
Net increase (decrease) in net assets from contract transactions	(493)	358	1,931	1,820	1,629
Total increase (decrease) in net assets	(449)	412	2,083	1,836	1,822
Net Assets:
Beginning of period	449	2,083	0	2,239	417
End of period	$ 0	$ 2,495	$ 2,083	$ 4,075	$ 2,239

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 5	$ 1	$ 34	$ 13	$ (4)	$ 4	$ 13	$ 12
Net realized gain (loss) on investments	419	196	412	48	288	55	345	25
Unrealized appreciation (depreciation)	(335)	113	(386)	103	(325)	104	(438)	110
Net increase (decrease) in net assets from operations	89	310	60	164	(41)	163	(80)	147
Contract Transactions:
Payments received from contract owners	46	18	1,047	619	159	140	1,223	941
Transfers between sub-accounts and the fixed account, net	(731)	155	135	1,158	1,182	698	753	660
Contract benefits	(18)	(19)	0	0	(6)	(46)	(2)	0
Contract terminations	(42)	(266)	(29)	0	(229)	(37)	(15)	(7)
Contract maintenance charges	(1)	(1)	0	0	(2)	(1)	0	0
Other transfers (to) from EFILI, net	2	1	2	0	2	(1)	1	0
Net increase (decrease) in net assets from contract transactions	(744)	(112)	1,155	1,777	1,106	753	1,960	1,594
Total increase (decrease) in net assets	(655)	198	1,215	1,941	1,065	916	1,880	1,741
Net Assets:
Beginning of period	2,390	2,192	2,012	71	1,624	708	1,892	151
End of period	$ 1,735	$ 2,390	$ 3,227	$ 2,012	$ 2,689	$ 1,624	$ 3,772	$ 1,892
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (3)	$ (9)	$ (1)	$ 0	$ 14	$ 22	$ 52	$ 1
Net realized gain (loss) on investments	57	6	34	(5)	60	12	42	6
Unrealized appreciation (depreciation)	30	(29)	7	(3)	(20)	19	(43)	31
Net increase (decrease) in net assets from operations	84	(32)	40	(8)	54	53	51	38
Contract Transactions:
Payments received from contract owners	0	1	185	63	1	22	345	224
Transfers between sub-accounts and the fixed account, net	296	(976)	204	0	(272)	192	377	139
Contract benefits	(3)	(9)	0	0	0	0	0	0
Contract terminations	(1)	(79)	(7)	0	(199)	(32)	(407)	(36)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(2)	(1)	0	0	0	(1)	(1)	0
Net increase (decrease) in net assets from contract transactions	290	(1,064)	382	63	(470)	181	314	327
Total increase (decrease) in net assets	374	(1,096)	422	55	(416)	234	365	365
Net Assets:
Beginning of period	390	1,486	94	39	961	727	822	457
End of period	$ 764	$ 390	$ 516	$ 94	$ 545	$ 961	$ 1,187	$ 822

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 11	$ 10	$ 30	$ 0	$ 41	$ 17	$ 137	$ (2)
Net realized gain (loss) on investments	27	14	48	0	158	110	106	5
Unrealized appreciation (depreciation)	2	10	(13)	33	(23)	69	4	158
Net increase (decrease) in net assets from operations	40	34	65	33	176	196	247	161
Contract Transactions:
Payments received from contract owners	20	0	698	291	306	72	1,954	1,726
Transfers between sub-accounts and the fixed account, net	2	328	(101)	0	91	168	47	579
Contract benefits	0	0	0	0	(78)	0	0	0
Contract terminations	0	(10)	(21)	0	(32)	(742)	(131)	(54)
Contract maintenance charges	0	0	0	0	(1)	0	0	0
Other transfers (to) from EFILI, net	0	(1)	0	0	(1)	0	0	1
Net increase (decrease) in net assets from contract transactions	22	317	576	291	285	(502)	1,870	2,252
Total increase (decrease) in net assets	62	351	641	324	461	(306)	2,117	2,413
Net Assets:
Beginning of period	493	142	430	106	1,990	2,296	2,553	140
End of period	$ 555	$ 493	$ 1,071	$ 430	$ 2,451	$ 1,990	$ 4,670	$ 2,553
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 66	$ 18	$ 155	$ (2)	$ 26	$ 17	$ 191	$ (1)
Net realized gain (loss) on investments	302	134	62	7	204	125	154	8
Unrealized appreciation (depreciation)	(101)	130	137	180	(60)	110	200	211
Net increase (decrease) in net assets from operations	267	282	354	185	170	252	545	218
Contract Transactions:
Payments received from contract owners	171	800	873	1,684	150	321	2,492	1,848
Transfers between sub-accounts and the fixed account, net	(669)	695	1,295	1,131	(577)	202	506	1,694
Contract benefits	0	0	0	0	0	(1)	0	0
Contract terminations	(88)	(657)	(78)	(12)	(30)	(393)	(5)	0
Contract maintenance charges	(1)	0	0	0	(1)	(2)	0	0
Other transfers (to) from EFILI, net	1	0	(1)	0	0	1	1	1
Net increase (decrease) in net assets from contract transactions	(586)	838	2,089	2,803	(458)	128	2,994	3,543
Total increase (decrease) in net assets	(319)	1,120	2,443	2,988	(288)	380	3,539	3,761
Net Assets:
Beginning of period	3,577	2,457	3,103	115	2,404	2,024	3,931	170
End of period	$ 3,258	$ 3,577	$ 5,546	$ 3,103	$ 2,116	$ 2,404	$ 7,470	$ 3,931

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 10	$ 11	$ 52	$ 0	$ 16	$ 10	$ 45	$ (1)
Net realized gain (loss) on investments	79	38	29	8	106	63	47	7
Unrealized appreciation (depreciation)	9	36	61	57	(7)	3	104	64
Net increase (decrease) in net assets from operations	98	85	142	65	115	76	196	70
Contract Transactions:
Payments received from contract owners	18	130	507	222	2	25	924	723
Transfers between sub-accounts and the fixed account, net	(220)	454	814	394	103	521	546	279
Contract benefits	0	0	0	0	0	0	0	0
Contract terminations	(25)	0	(4)	(23)	0	(120)	(1)	0
Contract maintenance charges	0	0	0	0	(1)	0	0	0
Other transfers (to) from EFILI, net	1	0	11	0	28	0	(1)	0
Net increase (decrease) in net assets from contract transactions	(226)	584	1,328	593	132	426	1,468	1,002
Total increase (decrease) in net assets	(128)	669	1,470	658	247	502	1,664	1,072
Net Assets:
Beginning of period	1,016	347	834	176	1,007	505	1,080	8
End of period	$ 888	$ 1,016	$ 2,304	$ 834	$ 1,254	$ 1,007	$ 2,744	$ 1,080
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I (a)		VIP - Freedom Lifetime Income II (a)		VIP - Disciplined Small Cap (a)		VIP - Disciplined Small Cap Investor Class (a)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 66	$ 27	$ 15	$ 2	$ (3)	$ 0	$ 4	$ 0
Net realized gain (loss) on investments	81	2	24	1	36	1	57	6
Unrealized appreciation (depreciation)	2	41	(6)	8	(83)	18	(146)	29
Net increase (decrease) in net assets from operations	149	70	33	11	(50)	19	(85)	35
Contract Transactions:
Payments received from contract owners	0	0	0	0	130	48	506	268
Transfers between sub-accounts and the fixed account, net	1,224	1,486	502	185	316	333	447	638
Contract benefits	(130)	(22)	(17)	(2)	(4)	(1)	(1)	0
Contract terminations	0	0	0	0	(22)	(1)	(53)	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	3	0	(1)	0	1	0	(1)	(1)
Net increase (decrease) in net assets from contract transactions	1,097	1,464	484	183	421	379	898	905
Total increase (decrease) in net assets	1,246	1,534	517	194	371	398	813	940
Net Assets:
Beginning of period	1,534	0	194	0	398	0	940	0
End of period	$ 2,780	$ 1,534	$ 711	$ 194	$ 769	$ 398	$ 1,753	$ 940

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20% (a)		VIP - FundsManager 50% (a)		VIP - FundsManager 60% (a)	VIP - FundsManager 70% (a)		VIP - FundsManager 85% (a)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 282	$ 34	$ 917	$ 210	$ 46	$ 721	$ 173	$ 185	$ 55
Net realized gain (loss) on investments	293	43	2,469	250	61	3,000	294	1,850	100
Unrealized appreciation (depreciation)	(148)	(6)	(1,454)	444	(182)	(1,577)	664	(933)	492
Net increase (decrease) in net assets from operations	427	71	1,932	904	(75)	2,144	1,131	1,102	647
Contract Transactions:
Payments received from contract owners	3,137	1,668	16,447	8,300	0	18,434	8,364	8,167	3,865
Transfers between sub-accounts and the fixed account, net	5,588	1,164	12,590	10,771	10,799	14,354	11,549	5,489	5,179
Contract benefits	(15)	(4)	(300)	(15)	0	(341)	(46)	(134)	(30)
Contract terminations	(509)	0	(1,360)	(72)	(6)	(867)	(40)	(1,116)	(10)
Contract maintenance charges	0	0	(1)	0	0	(1)	0	(1)	(1)
Other transfers (to) from EFILI, net	0	2	23	13	(1)	22	4	15	16
Net increase (decrease) in net assets from contract transactions	8,201	2,830	27,399	18,997	10,792	31,601	19,831	12,420	9,019
Total increase (decrease) in net assets	8,628	2,901	29,331	19,901	10,717	33,745	20,962	13,522	9,666
Net Assets:
Beginning of period	2,901	0	19,901	0	0	20,962	0	9,666	0
End of period	$ 11,529	$ 2,901	$ 49,232	$ 19,901	$ 10,717	$ 54,707	$ 20,962	$ 23,188	$ 9,666
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Staples (a)	VIP - Consumer Staples Investor Class (a)	VIP - Materials (a)	VIP - Materials Investor Class (a)	VIP - Telecommunications (a)	VIP - Telecommunications Investor Class (a)	UIF - Emerging Markets Equity
	12/31/07	12/31/07	12/31/07	12/31/07	12/31/07	12/31/07	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 0	$ 2	$ 2	$ 4	$ (1)	$ 1	$ (112)	$ (39)
Net realized gain (loss) on investments	3	4	15	7	(10)	(4)	12,755	7,434
Unrealized appreciation (depreciation)	13	13	6	(3)	(16)	(20)	86	750
Net increase (decrease) in net assets from operations	16	19	23	8	(27)	(23)	12,729	8,145
Contract Transactions:
Payments received from contract owners	3	9	3	23	17	2	1,540	523
Transfers between sub-accounts and the fixed account, net	261	470	463	606	92	123	(5,489)	(1,344)
Contract benefits	(1)	0	0	0	0	0	(322)	(362)
Contract terminations	0	(1)	(4)	0	(1)	0	(2,060)	(557)
Contract maintenance charges	0	0	0	0	0	0	(6)	(5)
Other transfers (to) from EFILI, net	1	0	(1)	(2)	0	0	(8)	6
Net increase (decrease) in net assets from contract transactions	264	478	461	627	108	125	(6,345)	(1,739)
Total increase (decrease) in net assets	280	497	484	635	81	102	6,384	6,406
Net Assets:
Beginning of period	0	0	0	0	0	0	36,693	30,287
End of period	$ 280	$ 497	$ 484	$ 635	$ 81	$ 102	$ 43,077	$ 36,693

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Debt		UIF - Global Value Equity		UIF - International Magnum		OMIF - Growth II
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ 306	$ 334	$ 83	$ 43	$ 192	$ (49)	$ (12)	$ (16)
Net realized gain (loss) on investments	154	203	1,125	804	3,090	1,047	(617)	(677)
Unrealized appreciation (depreciation)	(207)	(125)	(805)	319	(967)	605	984	814
Net increase (decrease) in net assets from operations	253	412	403	1,166	2,315	1,603	355	121
Contract Transactions:
Payments received from contract owners	673	122	507	233	1,220	261	0	0
Transfers between sub-accounts and the fixed account, net	(160)	(1,601)	(757)	(559)	(1,949)	3,832	(372)	(306)
Contract benefits	(52)	(36)	(71)	(72)	(154)	(81)	(31)	(25)
Contract terminations	(524)	(117)	(301)	(137)	(657)	(186)	(87)	(85)
Contract maintenance charges	0	(1)	(1)	(1)	(1)	(1)	0	(1)
Other transfers (to) from EFILI, net	(17)	2	14	3	4	4	(1)	1
Net increase (decrease) in net assets from contract transactions	(80)	(1,631)	(609)	(533)	(1,537)	3,829	(491)	(416)
Total increase (decrease) in net assets	173	(1,219)	(206)	633	778	5,432	(136)	(295)
Net Assets:
Beginning of period	4,461	5,680	6,913	6,280	10,654	5,222	1,774	2,069
End of period	$ 4,634	$ 4,461	$ 6,707	$ 6,913	$ 11,432	$ 10,654	$ 1,638	$ 1,774
(In thousands)	Subaccounts Investing In:
	OMIF - Small Cap		OMIF - Select Value		OMIF - Columbus Circle Technology & Communications (b)		OMIF - Large Cap Growth
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (58)	$ (66)	$ 10	$ 19	$ (42)	$ (49)	$ (47)	$ (56)
Net realized gain (loss) on investments	1,286	374	(6)	(259)	(21,272)	(37,147)	(3,542)	(5,237)
Unrealized appreciation (depreciation)	(787)	836	127	949	22,752	37,416	4,759	5,787
Net increase (decrease) in net assets from operations	441	1,144	131	709	1,438	220	1,170	494
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,155)	(1,801)	(436)	(1,024)	(989)	(1,433)	(1,003)	(1,385)
Contract benefits	(114)	(108)	(29)	(35)	(36)	(112)	(88)	(167)
Contract terminations	(388)	(473)	(117)	(272)	(262)	(604)	(502)	(536)
Contract maintenance charges	(1)	(2)	(1)	(1)	(3)	(4)	(2)	(2)
Other transfers (to) from EFILI, net	2	(14)	(6)	1	(1)	0	(4)	2
Net increase (decrease) in net assets from contract transactions	(1,656)	(2,398)	(589)	(1,331)	(1,291)	(2,153)	(1,599)	(2,088)
Total increase (decrease) in net assets	(1,215)	(1,254)	(458)	(622)	147	(1,933)	(429)	(1,594)
Net Assets:
Beginning of period	7,434	8,688	3,209	3,831	5,351	7,284	6,275	7,869
End of period	$ 6,219	$ 7,434	$ 2,751	$ 3,209	$ 5,498	$ 5,351	$ 5,846	$ 6,275

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2007 and 2006

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery (b)		WFAF - Advantage VT Opportunity (b)		CST - Small Cap Core I (b)		CST - International Focus
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06
Operations:
Net investment income (loss)	$ (47)	$ (49)	$ (11)	$ (36)	$ (24)	$ (36)	$ 5	$ 5
Net realized gain (loss) on investments	(506)	(997)	530	499	(606)	(1,180)	91	62
Unrealized appreciation (depreciation)	1,638	1,791	(264)	(7)	616	1,256	239	245
Net increase (decrease) in net assets from operations	1,085	745	255	456	(14)	40	335	312
Contract Transactions:
Payments received from contract owners	0	0	0	0	20	39	9	8
Transfers between sub-accounts and the fixed account, net	(629)	(685)	(677)	(762)	(594)	(1,007)	280	26
Contract benefits	(82)	(385)	(61)	(71)	(12)	(41)	(7)	(7)
Contract terminations	(270)	(196)	(168)	(174)	(145)	(213)	(69)	(37)
Contract maintenance charges	(2)	(2)	(1)	(1)	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	(1)	1	3	2	1	0	2	1
Net increase (decrease) in net assets from contract transactions	(984)	(1,267)	(904)	(1,006)	(731)	(1,223)	214	(10)
Total increase (decrease) in net assets	101	(522)	(649)	(550)	(745)	(1,183)	549	302
Net Assets:
Beginning of period	5,544	6,066	4,131	4,681	3,317	4,500	2,133	1,831
End of period	$ 5,645	$ 5,544	$ 3,482	$ 4,131	$ 2,572	$ 3,317	$ 2,682	$ 2,133
(In thousands)	Subaccounts Investing In:
	CST - Global Small Cap Focus		Lazard - Retirement Emerging Markets (a)		SA - Mid Cap Value (a)	SA - Mid Cap Value Investor Class (a)	SA - Small Cap Blend (a)	SA - Small Cap Blend Investor Class (a)
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/07	12/31/07	12/31/07
Operations:
Net investment income (loss)	$ (15)	$ (23)	$ 122	$ 0	$ 1	$ 0	$ (1)	$ 0
Net realized gain (loss) on investments	(123)	51	2,200	56	2	0	0	0
Unrealized appreciation (depreciation)	91	178	(387)	249	(13)	(3)	(11)	(8)
Net increase (decrease) in net assets from operations	(47)	206	1,935	305	(10)	(3)	(12)	(8)
Contract Transactions:
Payments received from contract owners	8	59	1,621	204	0	40	0	15
Transfers between sub-accounts and the fixed account, net	(802)	(219)	5,495	3,001	277	41	153	120
Contract benefits	(20)	(27)	(24)	(3)	0	0	0	0
Contract terminations	(145)	(100)	(356)	(33)	0	0	0	0
Contract maintenance charges	0	(1)	(1)	0	0	0	0	0
Other transfers (to) from EFILI, net	3	3	4	3	(1)	0	1	0
Net increase (decrease) in net assets from contract transactions	(956)	(285)	6,739	3,172	276	81	154	135
Total increase (decrease) in net assets	(1,003)	(79)	8,674	3,477	266	78	142	127
Net Assets:
Beginning of period	2,238	2,317	3,477	0	0	0	0	0
End of period	$ 1,235	$ 2,238	$ 12,151	$ 3,477	$ 266	$ 78	$ 142	$ 127

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. Prior to October 1, 2007, FILI was a wholly owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. The Fidelity Growth and Guaranteed Income variable annuity contracts which offer a guaranteed minimum withdrawal benefit, began funding the Account in 2007. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")
Fidelity Strategic Advisers, Inc. ("SAI")

During 2007, the Fidelity Strategic Advisers funds were added as a fund group. In addition, the following Underlying Funds were added:

VIP - FundsManager 60%
VIP - Consumer Staples
VIP - Consumer Staples Investor Class
VIP - Materials
VIP - Materials Investor Class
VIP - Telecommunications
VIP - Telecommunications Investor Class
SAI - Mid Cap Value
SAI - Mid Cap Value Investor Class
SAI - Small Cap Blend
SAI - Small Cap Blend Investor Class

All the underlying funds, with the exception of the VIP - FundsManager 60%, commenced operations on May 1, 2007. The VIP - FundsManager 60% commenced operations on September 4, 2007.

During 2006, the following Underlying Funds were added:

VIP - International Capital Appreciation, Class R
VIP - Freedom Lifetime Income I
VIP - Freedom Lifetime Income II
VIP - Freedom Lifetime Income III
VIP - Disciplined Small Cap
VIP - Disciplined Small Cap Investor Class
VIP - FundsManager 20%
VIP - FundsManager 50%
VIP - FundsManager 70%
VIP - FundsManager 85%
Lazard - Retirement Emerging Markets

The Underlying Funds added during 2006 commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

1. Organization - continued

During 2006, the following Underlying Funds were renamed:

Old Name	New Name
VIP - Consumer Industries	VIP - Consumer Discretionary
VIP - Consumer Industries Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Cyclical Industries	VIP - Industrials
VIP - Cyclical Industries Investor Class	VIP - Industrials Investor Class
VIP - Natural Resources	VIP - Energy
VIP - Natural Resources Investor Class	VIP - Energy Investor Class
VIP - Telecom & Utilities	VIP - Utilities
VIP - Telecom & Utilities Investor Class	VIP - Utilities Investor Class
OMIF - Technologies & Communications	OMIF - Columbus Circle Technology & Communications
WFAF - Discovery	WFAF - Advantage VT Discovery
WFAF - Opportunity	WFAF - Advantage VT Opportunity
CST - Small Cap Growth	CST - Small Cap Core I

Effective March 1, 2006, all of the shares in the initial share class of the VIP - International Capital Appreciation Fund were transferred to the redemption share class of the VIP - International Capital Appreciation Fund. This transfer effectively closed the initial share class of the VIP - International Capital Appreciation Fund so no contractholder activity has been reported subsequent to the transfer. The investment objectives and strategies of the two funds are substantially the same.

The net assets and units of Fidelity Retirement Reserve contracts that have annuitized are reported with Fidelity Income Advantage. As of December 31, 2007, the net assets and units of Fidelity Retirement Reserve contracts that have been reported with Fidelity Income Advantage were $16,911,000 and 692,000, respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

The reserve for variable annuity contracts in the accumulation period is the fund value. The reserve for variable payout annuity contracts is based on the 1983 Basic or 1983a Individual Annuitant Mortality Table and an assumed investment return. The assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI. In addition, a payable to EFILI of $11,100 represents seed money held in the subaccounts as of December 31, 2007.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Federal Income Taxes - continued

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Statements of Assets and Liabilities and the Statements of Operations and of Changes in Net Assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Future Adoption of New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Qualitative and quantitative disclosures will focus on the inputs used to measure fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Account is currently assessing the impact SFAS No. 157 will have on its financial statements.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%	0.50%	0.85%-1.00%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Industrials
VIP - Overseas, Class R Investor Class	VIP - Industrials Investor Class
VIP - Utilities	VIP - Consumer Discretionary
VIP - Utilities Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Technology	VIP - International Capital Appreciation, Class R
VIP - Technology Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Energy	VIP - Consumer Staples
VIP - Energy Investor Class	VIP - Consumer Staples Investor Class
VIP - Health Care	VIP - Materials
VIP - Health Care Investor Class	VIP - Materials Investor Class
VIP - Financial Services	VIP - Telecommunications
VIP - Financial Services Investor Class	VIP - Telecommunications Investor Class

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. Management fees are also paid by certain funds to Fidelity Strategic Advisers Inc., an affiliate of FMR LLC, in its capacity as advisor to the SAI mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2007 were 0.10% to 0.82% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2007:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 58,994	$ 52,707
VIP - Money Market Investor Class	127,615	56,011
VIP - High Income	2,655	6,419
VIP - High Income Investor Class	6,472	2,835
VIP - Equity-Income	12,464	22,473
VIP - Equity-Income Investor Class	9,947	2,662
VIP - Growth	2,972	17,046
VIP - Growth Investor Class	5,664	719
VIP - Overseas	1,954	3,150
VIP - Overseas, Class R	4,446	3,604
VIP - Overseas, Class R Investor Class	8,717	1,440
VIP - Investment Grade Bond	5,314	11,364
VIP - Investment Grade Bond Investor Class	9,688	1,783
VIP - Asset Manager	6,113	9,819
VIP - Asset Manager Investor Class	2,544	214
VIP - Index 500	18,175	19,160
VIP - Asset Manager: Growth	2,072	4,141
VIP - Asset Manager: Growth Investor Class	1,109	133
VIP - Contrafund	45,755	24,630
VIP - Contrafund Investor Class	29,946	2,522
VIP - Balanced	5,255	4,276
VIP - Balanced Investor Class	26,594	1,336
VIP - Dynamic Capital Appreciation	834	2,591
VIP - Dynamic Capital Appreciation Investor Class	1,852	889
VIP - Growth & Income	2,517	5,370
VIP - Growth & Income Investor Class	1,450	472
VIP - Growth Opportunities	1,315	2,624
VIP - Growth Opportunities Investor Class	1,512	540
VIP - Mid Cap	8,564	14,016
VIP - Mid Cap Investor Class	12,860	5,337
VIP - Value Strategies	7,661	6,880
VIP - Value Strategies Investor Class	11,090	7,402
VIP - Utilities	9,430	8,018
VIP - Utilities Investor Class	14,512	8,345
VIP - Technology	2,782	3,305
VIP - Technology Investor Class	3,066	984
VIP - Energy	7,228	8,613
VIP - Energy Investor Class	9,784	1,351
VIP - Health Care	2,244	2,295
VIP - Health Care Investor Class	3,962	864
VIP - Financial Services	1,002	2,537
VIP - Financial Services Investor Class	1,287	1,269
VIP - Industrials	1,375	2,262
VIP - Industrials Investor Class	2,504	859
VIP - Consumer Discretionary	264	635
VIP - Consumer Discretionary Investor Class	291	196
VIP - Real Estate	3,931	12,838
VIP - Real Estate Investor Class	4,859	7,497

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Strategic Income	$ 3,865	$ 3,210
VIP - Strategic Income Investor Class	12,368	3,791
VIP - Aggressive Growth	1,307	369
VIP - Aggressive Growth Investor Class	1,068	482
VIP - International Capital Appreciation, Class R	2,263	1,383
VIP - International Capital Appreciation Investor Class	3,496	976
VIP - Value Leaders	1,177	1,498
VIP - Value Leaders Investor Class	2,660	1,059
VIP - Value	2,205	815
VIP - Value Investor Class	3,215	898
VIP - Growth Stock	559	215
VIP - Growth Stock Investor Class	534	118
VIP - Freedom Income	188	585
VIP - Freedom Income Investor Class	944	535
VIP - Freedom 2005	125	65
VIP - Freedom 2005 Investor Class	964	309
VIP - Freedom 2010	1,193	708
VIP - Freedom 2010 Investor Class	2,748	636
VIP - Freedom 2015	1,297	1,516
VIP - Freedom 2015 Investor Class	2,415	110
VIP - Freedom 2020	648	875
VIP - Freedom 2020 Investor Class	3,936	598
VIP - Freedom 2025	169	307
VIP - Freedom 2025 Investor Class	1,482	73
VIP - Freedom 2030	720	466
VIP - Freedom 2030 Investor Class	1,709	149
VIP - Freedom Lifetime Income I	1,361	118
VIP - Freedom Lifetime Income II	540	17
VIP - Disciplined Small Cap	911	457
VIP - Disciplined Small Cap Investor Class	1,643	684
VIP - FundsManager 20%	11,379	2,603
VIP - FundsManager 50%	37,782	6,997
VIP - FundsManager 60% (a)	10,906	7
VIP - FundsManager 70%	38,597	3,276
VIP - FundsManager 85%	18,076	3,624
VIP - Consumer Staples (a)	299	32
VIP - Consumer Staples Investor Class (a)	493	8
VIP - Materials (a)	616	138
VIP - Materials Investor Class (a)	734	96
VIP - Telecommunications (a)	386	289
VIP - Telecommunications Investor Class (a)	280	158
UIF - Emerging Markets Equity	44,875	38,577
UIF - Emerging Markets Debt	2,812	2,433
UIF - Global Value Equity	2,949	2,349
UIF - International Magnum	13,285	11,541
OMIF - Growth II	3	1,122
OMIF - Small Cap	858	1,286
OMIF - Select Value	34	621
OMIF - Columbus Circle Technology & Communications	1	22,606
OMIF - Large Cap Growth	1	5,188

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
WFAF - Advantage VT Discovery	$ 0	$ 1,537
WFAF - Advantage VT Opportunity	548	933
CST - Small Cap Core I	220	1,582
CST - International Focus	1,057	747
CST - Global Small Cap Focus	213	1,309
Lazard - Retirement Emerging Markets	11,746	2,686
SAI - Mid Cap Value (a)	342	61
SAI - Mid Cap Value Investor Class (a)	103	22
SAI - Small Cap Blend (a)	203	51
SAI - Small Cap Blend Investor Class (a)	167	31

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2007:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	80,394	$ 80,394	$ 1.00
VIP - Money Market Investor Class	119,951	119,951	1.00
VIP - High Income	2,846	28,558	5.98
VIP - High Income Investor Class	1,272	8,271	5.96
VIP - Equity-Income	4,215	103,895	23.91
VIP - Equity-Income Investor Class	705	18,698	23.85
VIP - Growth	1,641	80,716	45.12
VIP - Growth Investor Class	231	8,929	45.00
VIP - Overseas	732	17,588	25.32
VIP - Overseas, Class R	469	10,543	25.27
VIP - Overseas, Class R Investor Class	571	13,394	25.26
VIP - Investment Grade Bond	3,503	46,895	12.76
VIP - Investment Grade Bond Investor Class	1,250	15,626	12.73
VIP - Asset Manager	3,309	54,791	16.57
VIP - Asset Manager Investor Class	253	3,971	16.53
VIP - Index 500	525	81,733	164.02
VIP - Asset Manager: Growth	913	15,003	15.51
VIP - Asset Manager: Growth Investor Class	108	1,574	15.46
VIP - Contrafund	6,130	164,121	27.90
VIP - Contrafund Investor Class	1,507	47,803	27.82
VIP - Balanced	1,285	19,799	15.83
VIP - Balanced Investor Class	2,051	32,309	15.77
VIP - Dynamic Capital Appreciation	315	3,002	9.13
VIP - Dynamic Capital Appreciation Investor Class	265	2,632	9.12
VIP - Growth & Income	1,520	24,594	17.01
VIP - Growth & Income Investor Class	148	2,381	16.96
VIP - Growth Opportunities	507	10,971	22.37
VIP - Growth Opportunities Investor Class	67	1,409	22.28
VIP - Mid Cap	1,664	52,614	36.16
VIP - Mid Cap Investor Class	468	16,182	36.07

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Value Strategies	815	$ 11,189	$ 12.58
VIP - Value Strategies Investor Class	395	5,574	12.53
VIP - Utilities	634	8,330	13.09
VIP - Utilities Investor Class	684	9,203	13.05
VIP - Technology	530	5,721	11.02
VIP - Technology Investor Class	250	2,805	10.97
VIP - Energy	897	19,883	26.55
VIP - Energy Investor Class	490	11,429	26.49
VIP - Health Care	493	6,159	13.57
VIP - Health Care Investor Class	312	4,179	13.53
VIP - Financial Services	195	2,715	11.57
VIP - Financial Services Investor Class	73	1,023	11.54
VIP - Industrials	239	3,625	14.43
VIP - Industrials Investor Class	167	2,630	14.38
VIP - Consumer Discretionary	29	374	10.72
VIP - Consumer Discretionary Investor Class	19	247	10.72
VIP - Real Estate	316	6,998	14.38
VIP - Real Estate Investor Class	150	3,380	14.34
VIP - Strategic Income	917	9,880	10.63
VIP - Strategic Income Investor Class	1,769	19,242	10.62
VIP - Aggressive Growth	126	1,349	10.09
VIP - Aggressive Growth Investor Class	80	889	10.05
VIP - International Capital Appreciation, Class R	218	2,829	11.44
VIP - International Capital Appreciation Investor Class	357	4,669	11.41
VIP - Value Leaders	125	1,882	13.89
VIP - Value Leaders Investor Class	233	3,510	13.87
VIP - Value	205	2,897	13.11
VIP - Value Investor Class	288	4,099	13.09
VIP - Growth Stock	54	728	14.15
VIP - Growth Stock Investor Class	37	512	14.10
VIP - Freedom Income	50	540	10.80
VIP - Freedom Income Investor Class	110	1,194	10.79
VIP - Freedom 2005	48	538	11.59
VIP - Freedom 2005 Investor Class	93	1,052	11.53
VIP - Freedom 2010	205	2,382	11.96
VIP - Freedom 2010 Investor Class	404	4,507	11.56
VIP - Freedom 2015	265	3,157	12.29
VIP - Freedom 2015 Investor Class	468	5,226	11.86
VIP - Freedom 2020	168	1,987	12.63
VIP - Freedom 2020 Investor Class	618	7,055	12.09
VIP - Freedom 2025	70	826	12.71
VIP - Freedom 2025 Investor Class	189	2,181	12.21
VIP - Freedom 2030	96	1,230	13.02
VIP - Freedom 2030 Investor Class	220	2,576	12.48
VIP - Freedom Lifetime Income I	248	2,737	11.21
VIP - Freedom Lifetime Income II	61	709	11.68

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Disciplined Small Cap	69	$ 835	$ 11.18
VIP - Disciplined Small Cap Investor Class	157	1,871	11.16
VIP - FundsManager 20%	1,101	11,683	10.47
VIP - FundsManager 50%	4,684	50,241	10.51
VIP - FundsManager 60%	1,042	10,899	10.28
VIP - FundsManager 70%	5,137	55,620	10.65
VIP - FundsManager 85%	2,153	23,624	10.77
VIP - Consumer Staples	25	267	11.08
VIP - Consumer Staples Investor Class	45	484	11.07
VIP - Materials	44	478	11.13
VIP - Materials Investor Class	57	638	11.13
VIP - Telecommunications	9	97	9.36
VIP - Telecommunications Investor Class	11	122	9.35
UIF - Emerging Markets Equity	1,775	38,181	24.27
UIF - Emerging Markets Debt	543	4,919	8.53
UIF - Global Value Equity	407	6,632	16.46
UIF - International Magnum	788	11,375	14.50
OMIF - Growth II	106	3,644	15.42
OMIF - Small Cap	278	5,393	22.35
OMIF - Select Value	150	2,711	18.39
OMIF - Columbus Circle Technology & Communications	1,544	92,875	3.56
OMIF - Large Cap Growth	454	17,593	12.89
WFAF - Advantage VT Discovery	281	8,578	20.11
WFAF - Advantage VT Opportunity	158	4,283	22.03
CST - Small Cap Core I	166	5,641	15.47
CST - International Focus	169	2,786	15.85
CST - Global Small Cap Focus	88	1,894	14.08
Lazard - Retirement Emerging Markets	475	12,287	25.60
SAI - Mid Cap Value	29	280	9.23
SAI - Mid Cap Value Investor Class	8	81	9.23
SAI - Small Cap Blend	16	153	9.03
SAI - Small Cap Blend Investor Class	14	136	9.03

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Money Market
Units Issued	3,641	4,407	501	399
Units Redeemed	(3,544)	(4,370)	(456)	(409)
Net Increase (Decrease)	97	37	45	(10)
VIP - High Income
Units Issued	59	133	6	18
Units Redeemed	(189)	(273)	(29)	(25)
Net Increase (Decrease)	(130)	(140)	(23)	(7)
VIP - Equity-Income
Units Issued	81	161	9	37
Units Redeemed	(382)	(395)	(36)	(35)
Net Increase (Decrease)	(301)	(234)	(27)	2
VIP - Growth
Units Issued	60	53	6	6
Units Redeemed	(242)	(297)	(17)	(25)
Net Increase (Decrease)	(182)	(244)	(11)	(19)
VIP - Overseas
Units Issued	1	1	0	0
Units Redeemed	(76)	(114)	(3)	(10)
Net Increase (Decrease)	(75)	(113)	(3)	(10)
VIP - Overseas, Class R
Units Issued	245	473	30	78
Units Redeemed	(353)	(346)	(15)	(42)
Net Increase (Decrease)	(108)	127	15	36
VIP - Investment Grade Bond
Units Issued	154	137	17	34
Units Redeemed	(343)	(583)	(82)	(96)
Net Increase (Decrease)	(189)	(446)	(65)	(62)
VIP - Asset Manager
Units Issued	42	44	4	1
Units Redeemed	(258)	(354)	(23)	(27)
Net Increase (Decrease)	(216)	(310)	(19)	(26)
VIP - Index 500
Units Issued	165	166	14	23
Units Redeemed	(536)	(558)	(39)	(29)
Net Increase (Decrease)	(371)	(392)	(25)	(6)
VIP - Asset Manager: Growth
Units Issued	57	38	4	3
Units Redeemed	(144)	(145)	(13)	(13)
Net Increase (Decrease)	(87)	(107)	(9)	(10)
VIP - Contrafund
Units Issued	178	374	14	37
Units Redeemed	(865)	(995)	(52)	(98)
Net Increase (Decrease)	(687)	(621)	(38)	(61)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Balanced
Units Issued	182	268	51	48
Units Redeemed	(250)	(339)	(25)	(21)
Net Increase (Decrease)	(68)	(71)	26	27
VIP - Dynamic Capital Appreciation
Units Issued	32	262	4	30
Units Redeemed	(172)	(265)	(18)	(23)
Net Increase (Decrease)	(140)	(3)	(14)	7
VIP - Growth & Income
Units Issued	55	63	5	10
Units Redeemed	(250)	(290)	(32)	(52)
Net Increase (Decrease)	(195)	(227)	(27)	(42)
VIP - Growth Opportunities
Units Issued	82	44	15	0
Units Redeemed	(163)	(292)	(19)	(31)
Net Increase (Decrease)	(81)	(248)	(4)	(31)
VIP - Mid Cap
Units Issued	243	877	8	47
Units Redeemed	(942)	(1,491)	(71)	(98)
Net Increase (Decrease)	(699)	(614)	(63)	(51)
VIP - Value Strategies
Units Issued	423	104	18	9
Units Redeemed	(468)	(330)	(19)	(20)
Net Increase (Decrease)	(45)	(226)	(1)	(11)
VIP - Utilities (b)
Units Issued	698	650	45	92
Units Redeemed	(726)	(530)	0	0
Net Increase (Decrease)	(28)	120	45	92
VIP - Technology
Units Issued	197	347	19	14
Units Redeemed	(318)	(461)	(9)	(27)
Net Increase (Decrease)	(121)	(114)	10	(13)
VIP - Energy (b)
Units Issued	301	557	27	22
Units Redeemed	(490)	(842)	0	(23)
Net Increase (Decrease)	(189)	(285)	27	(1)
VIP - Health Care
Units Issued	154	196	57	4
Units Redeemed	(284)	(419)	0	(11)
Net Increase (Decrease)	(130)	(223)	57	(7)
VIP - Financial Services
Units Issued	64	328	1	3
Units Redeemed	(180)	(298)	(5)	(9)
Net Increase (Decrease)	(116)	30	(4)	(6)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Industrials (b)
Units Issued	55	127	8	15
Units Redeemed	(118)	(134)	(24)	(10)
Net Increase (Decrease)	(63)	(7)	(16)	5
VIP - Consumer Discretionary (b)
Units Issued	16	39	3	8
Units Redeemed	(45)	(23)	(11)	0
Net Increase (Decrease)	(29)	16	(8)	8
VIP - Real Estate
Units Issued	171	481	8	54
Units Redeemed	(609)	(502)	(84)	0
Net Increase (Decrease)	(438)	(21)	(76)	54
VIP - Strategic Income
Units Issued	318	263	33	77
Units Redeemed	(334)	(449)	(11)	(80)
Net Increase (Decrease)	(16)	(186)	22	(3)
VIP - Aggressive Growth
Units Issued	90	36	11	0
Units Redeemed	(43)	(31)	0	0
Net Increase (Decrease)	47	5	11	0
VIP - International Capital Appreciation
Units Issued	0	121	0	13
Units Redeemed	0	(158)	0	(16)
Net Increase (Decrease)	0	(37)	0	(3)
VIP - International Capital Appreciation, Class R (a)
Units Issued	121	159	21	17
Units Redeemed	(111)	(13)	(7)	(1)
Net Increase (Decrease)	10	146	14	16
VIP - Value Leaders
Units Issued	76	140	2	18
Units Redeemed	(124)	(149)	(12)	(17)
Net Increase (Decrease)	(48)	(9)	(10)	1
VIP - Value
Units Issued	154	125	8	8
Units Redeemed	(68)	(53)	(9)	(12)
Net Increase (Decrease)	86	72	(1)	(4)
VIP - Growth Stock
Units Issued	41	22	3	0
Units Redeemed	(19)	(113)	(2)	(14)
Net Increase (Decrease)	22	(91)	1	(14)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - Freedom Income
Units Issued	14	46	0	0
Units Redeemed	(55)	(29)	0	0
Net Increase (Decrease)	(41)	17	0	0
VIP - Freedom 2005
Units Issued	7	50	0	0
Units Redeemed	(6)	(21)	0	0
Net Increase (Decrease)	1	29	0	0
VIP - Freedom 2010
Units Issued	93	156	1	0
Units Redeemed	(69)	(201)	0	0
Net Increase (Decrease)	24	(45)	1	0
VIP - Freedom 2015
Units Issued	95	248	1	0
Units Redeemed	(145)	(174)	0	0
Net Increase (Decrease)	(50)	74	1	0
VIP - Freedom 2020
Units Issued	39	117	0	0
Units Redeemed	(78)	(100)	0	(4)
Net Increase (Decrease)	(39)	17	0	(4)
VIP - Freedom 2025
Units Issued	9	80	0	0
Units Redeemed	(27)	(27)	0	(1)
Net Increase (Decrease)	(18)	53	0	(1)
VIP - Freedom 2030
Units Issued	50	98	0	0
Units Redeemed	(39)	(62)	0	0
Net Increase (Decrease)	11	36	0	0
VIP - Disciplined Small Cap (a)
Units Issued	91	41	2	4
Units Redeemed	(50)	(5)	(3)	0
Net Increase (Decrease)	41	36	(1)	4
VIP - FundsManager 20% (a)
Units Issued	84	122	0	13
Units Redeemed	(45)	(96)	(1)	(0)
Net Increase (Decrease)	39	26	(1)	13
VIP - FundsManager 50% (a)
Units Issued	622	368	308	141
Units Redeemed	(262)	(148)	(10)	(12)
Net Increase (Decrease)	360	220	298	129

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
VIP - FundsManager 70% (a)
Units Issued	495	445	243	230
Units Redeemed	(204)	(182)	(20)	(1)
Net Increase (Decrease)	291	263	223	229
VIP - FundsManager 85% (a)
Units Issued	220	349	223	46
Units Redeemed	(224)	(40)	(90)	0
Net Increase (Decrease)	(4)	309	133	46
VIP - Consumer Staples (a)
Units Issued	26	0	1	0
Units Redeemed	(2)	0	0	0
Net Increase (Decrease)	24	0	1	0
VIP - Materials (a)
Units Issued	57	0	0	0
Units Redeemed	(15)	0	0	0
Net Increase (Decrease)	42	0	0	0
VIP - Telecommunications (a)
Units Issued	36	0	0	0
Units Redeemed	(28)	0	0	0
Net Increase (Decrease)	8	0	0	0
UIF - Emerging Markets Equity
Units Issued	616	1,282	32	54
Units Redeemed	(748)	(1,686)	(114)	(192)
Net Increase (Decrease)	(132)	(404)	(82)	(138)
UIF - Emerging Markets Debt
Units Issued	30	53	7	2
Units Redeemed	(92)	(154)	(6)	(8)
Net Increase (Decrease)	(62)	(101)	1	(6)
UIF - Global Value Equity
Units Issued	29	148	3	8
Units Redeemed	(129)	(238)	(8)	(10)
Net Increase (Decrease)	(100)	(90)	(5)	(2)
UIF - International Magnum
Units Issued	215	310	23	47
Units Redeemed	(306)	(260)	(54)	0
Net Increase (Decrease)	(91)	50	(31)	47
OMIF - Growth II
Units Issued	0	1	0	0
Units Redeemed	(38)	(39)	(1)	(1)
Net Increase (Decrease)	(38)	(38)	(1)	(1)
OMIF - Small Cap
Units Issued	0	5	0	0
Units Redeemed	(63)	(99)	(3)	(17)
Net Increase (Decrease)	(63)	(94)	(3)	(17)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2007	2006	2007	2006
OMIF - Select Value
Units Issued	0	1	0	0
Units Redeemed	(26)	(74)	(2)	(3)
Net Increase (Decrease)	(26)	(73)	(2)	(3)
OMIF - Columbus Circle Technology & Communications Fund (b)
Units Issued	0	4	0	0
Units Redeemed	(127)	(236)	(3)	(10)
Net Increase (Decrease)	(127)	(232)	(3)	(10)
OMIF - Large Cap Growth
Units Issued	0	5	0	0
Units Redeemed	(84)	(128)	(5)	(3)
Net Increase (Decrease)	(84)	(123)	(5)	(3)
WFAF - Advantage VT Discovery (b)
Units Issued	0	1	0	0
Units Redeemed	(45)	(77)	(6)	(3)
Net Increase (Decrease)	(45)	(76)	(6)	(3)
WFAF - Advantage VT Opportunity (b)
Units Issued	0	1	0	0
Units Redeemed	(37)	(48)	(3)	(4)
Net Increase (Decrease)	(37)	(47)	(3)	(4)
CST - Small Cap Core I (b)
Units Issued	25	134	2	0
Units Redeemed	(83)	(241)	(1)	(7)
Net Increase (Decrease)	(58)	(107)	1	(7)
CST - International Focus
Units Issued	66	101	3	0
Units Redeemed	(57)	(101)	0	(2)
Net Increase (Decrease)	9	(0)	3	(2)
CST - Global Small Cap Focus
Units Issued	14	94	0	4
Units Redeemed	(69)	(120)	(11)	(2)
Net Increase (Decrease)	(55)	(26)	(11)	2
Lazard - Retirement Emerging Markets (a)
Units Issued	394	185	24	30
Units Redeemed	(200)	(18)	(12)	(6)
Net Increase (Decrease)	194	167	12	24
SAI - Mid Cap Value (a)
Units Issued	38	0	0	0
Units Redeemed	(10)	0	0	0
Net Increase (Decrease)	28	0	0	0
SAI - Small Cap Blend (a)
Units Issued	21	0	1	0
Units Redeemed	(6)	0	0	0
Net Increase (Decrease)	15	0	1	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Money Market Investor Class
Units Issued	14,123	7,296	0	0
Units Redeemed	(7,966)	(3,215)	0	0
Net Increase (Decrease)	6,157	4,081	0	0
VIP - High Income Investor Class
Units Issued	567	452	0	0
Units Redeemed	(309)	(135)	0	0
Net Increase (Decrease)	258	317	0	0
VIP - Equity-Income Investor Class
Units Issued	816	840	0	0
Units Redeemed	(404)	(98)	0	0
Net Increase (Decrease)	412	742	0	0
VIP - Growth Investor Class
Units Issued	498	390	0	0
Units Redeemed	(123)	(107)	0	0
Net Increase (Decrease)	375	283	0	0
VIP - Overseas, Class R Investor Class
Units Issued	624	553	0	0
Units Redeemed	(194)	(144)	0	0
Net Increase (Decrease)	430	409	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	962	801	0	0
Units Redeemed	(254)	(213)	0	0
Net Increase (Decrease)	708	588	0	0
VIP - Asset Manager Investor Class
Units Issued	196	159	0	0
Units Redeemed	(20)	(29)	0	0
Net Increase (Decrease)	176	130	0	0
VIP - Index 500
Units Issued	1,003	809	0	0
Units Redeemed	(332)	(181)	0	0
Net Increase (Decrease)	671	628	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	86	102	0	0
Units Redeemed	(12)	(60)	0	0
Net Increase (Decrease)	74	42	0	0
VIP - Contrafund Investor Class
Units Issued	1,782	1,677	0	0
Units Redeemed	(464)	(278)	0	0
Net Increase (Decrease)	1,318	1,399	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Balanced Investor Class
Units Issued	1,096	628	0	0
Units Redeemed	(212)	(56)	0	0
Net Increase (Decrease)	884	572	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	123	185	0	0
Units Redeemed	(77)	(51)	0	0
Net Increase (Decrease)	46	134	0	0
VIP - Growth & Income Investor Class
Units Issued	110	154	0	0
Units Redeemed	(47)	(46)	0	0
Net Increase (Decrease)	63	108	0	0
VIP - Growth Opportunities Investor Class
Units Issued	129	54	0	0
Units Redeemed	(60)	(17)	0	0
Net Increase (Decrease)	69	37	0	0
VIP - Mid Cap Investor Class
Units Issued	1,019	721	0	0
Units Redeemed	(532)	(166)	0	0
Net Increase (Decrease)	487	555	0	0
VIP - Value Strategies Investor Class
Units Issued	827	198	0	0
Units Redeemed	(594)	(113)	0	0
Net Increase (Decrease)	233	85	0	0
VIP - Utilities Investor Class (b)
Units Issued	974	233	0	0
Units Redeemed	(641)	(3)	0	0
Net Increase (Decrease)	333	230	0	0
VIP - Technology Investor Class
Units Issued	239	65	0	0
Units Redeemed	(95)	(24)	0	0
Net Increase (Decrease)	144	41	0	0
VIP - Energy Investor Class (b)
Units Issued	644	245	0	0
Units Redeemed	(156)	(80)	0	0
Net Increase (Decrease)	488	165	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Health Care Investor Class
Units Issued	335	120	0	0
Units Redeemed	(88)	(45)	0	0
Net Increase (Decrease)	247	75	0	0
VIP - Financial Services Investor Class
Units Issued	102	80	0	0
Units Redeemed	(111)	(5)	0	0
Net Increase (Decrease)	(9)	75	0	0
VIP - Industrials Investor Class (b)
Units Issued	164	86	0	0
Units Redeemed	(70)	(14)	0	0
Net Increase (Decrease)	94	72	0	0
VIP - Consumer Discretionary Investor Class (b)
Units Issued	25	12	0	0
Units Redeemed	(20)	0	0	0
Net Increase (Decrease)	5	12	0	0
VIP - Real Estate Investor Class
Units Issued	340	464	0	0
Units Redeemed	(588)	(49)	0	0
Net Increase (Decrease)	(248)	415	0	0
VIP - Strategic Income Investor Class
Units Issued	1,166	968	0	0
Units Redeemed	(499)	(75)	0	0
Net Increase (Decrease)	667	893	0	0
VIP - Aggressive Growth Investor Class
Units Issued	79	43	0	0
Units Redeemed	(44)	(17)	0	0
Net Increase (Decrease)	35	26	0	0
VIP - International Capital Appreciation, Class R Investor Class (a)
Units Issued	257	217	0	0
Units Redeemed	(122)	(74)	0	0
Net Increase (Decrease)	135	143	0	0
VIP - Value Leaders Investor Class
Units Issued	205	183	0	0
Units Redeemed	(114)	(22)	0	0
Net Increase (Decrease)	91	161	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Value Investor Class
Units Issued	257	179	0	0
Units Redeemed	(103)	(33)	0	0
Net Increase (Decrease)	154	146	0	0
VIP - Growth Stock Investor Class
Units Issued	41	36	0	0
Units Redeemed	(9)	(31)	0	0
Net Increase (Decrease)	32	5	0	0
VIP - Freedom Income Investor Class
Units Issued	85	49	0	0
Units Redeemed	(57)	(18)	0	0
Net Increase (Decrease)	28	31	0	0
VIP - Freedom 2005 Investor Class
Units Issued	79	28	0	0
Units Redeemed	(29)	0	0	0
Net Increase (Decrease)	50	28	0	0
VIP - Freedom 2010 Investor Class
Units Issued	224	229	0	0
Units Redeemed	(67)	(15)	0	0
Net Increase (Decrease)	157	214	0	0
VIP - Freedom 2015 Investor Class
Units Issued	186	276	0	0
Units Redeemed	(12)	(15)	0	0
Net Increase (Decrease)	174	261	0	0
VIP - Freedom 2020 Investor Class
Units Issued	311	333	0	0
Units Redeemed	(64)	(9)	0	0
Net Increase (Decrease)	247	324	0	0
VIP - Freedom 2025 Investor Class
Units Issued	114	73	0	0
Units Redeemed	(6)	(18)	0	0
Net Increase (Decrease)	108	55	0	0
VIP - Freedom 2030 Investor Class
Units Issued	134	118	0	0
Units Redeemed	(15)	(27)	0	0
Net Increase (Decrease)	119	91	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
VIP - Freedom Lifetime Income I (a)
Units Issued	0	0	106	140
Units Redeemed	0	0	(11)	(2)
Net Increase (Decrease)	0	0	95	138
VIP - Freedom Lifetime Income II (a)
Units Issued	0	0	41	17
Units Redeemed	0	0	(1)	0
Net Increase (Decrease)	0	0	40	17
VIP - Disciplined Small Cap Investor Class (a)
Units Issued	161	119	0	0
Units Redeemed	(76)	(26)	0	0
Net Increase (Decrease)	85	93	0	0
VIP - FundsManager 20% (a)
Units Issued	948	254	0	0
Units Redeemed	(219)	(15)	0	0
Net Increase (Decrease)	729	239	0	0
VIP - FundsManager 50% (a)
Units Issued	2,378	1,544	0	0
Units Redeemed	(553)	(12)	0	0
Net Increase (Decrease)	1,825	1,532	0	0
VIP - FundsManager 70% (a)
Units Issued	2,486	1,481	0	0
Units Redeemed	(189)	(7)	0	0
Net Increase (Decrease)	2,297	1,474	0	0
VIP - FundsManager 85% (a)
Units Issued	1,116	553	0	0
Units Redeemed	(144)	(3)	0	0
Net Increase (Decrease)	972	550	0	0
VIP - Consumer Staples Investor Class (a)
Units Issued	49	0	0	0
Units Redeemed	(4)	0	0	0
Net Increase (Decrease)	45	0	0	0
VIP - Materials Investor Class (a)
Units Issued	66	0	0	0
Units Redeemed	(10)	0	0	0
Net Increase (Decrease)	56	0	0	0
VIP - Telecommunications Investor Class (a)
Units Issued	26	0	0	0
Units Redeemed	(16)	0	0	0
Net Increase (Decrease)	10	0	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2007	2006	2007	2006
UIF - Emerging Markets Equity
Units Issued	1,920	835	0	0
Units Redeemed	(1,974)	(61)	0	0
Net Increase (Decrease)	(54)	774	0	0
UIF - Emerging Market Debt
Units Issued	147	48	0	0
Units Redeemed	(37)	(3)	0	0
Net Increase (Decrease)	110	45	0	0
UIF - Global Value Equity
Units Issued	164	101	0	0
Units Redeemed	(44)	(7)	0	0
Net Increase (Decrease)	120	94	0	0
UIF - International Magnum
Units Issued	745	301	0	0
Units Redeemed	(631)	(55)	0	0
Net Increase (Decrease)	114	246	0	0
Lazard - Retirement Emerging Markets (a)
Units Issued	435	140	0	0
Units Redeemed	(128)	(16)	0	0
Net Increase (Decrease)	307	124	0	0
SAI - Mid Cap Value Investor Class (a)
Units Issued	11	0	0	0
Units Redeemed	(3)	0	0	0
Net Increase (Decrease)	8	0	0	0
SAI - Small Cap Blend Investor Class (a)
Units Issued	18	0	0	0
Units Redeemed	(4)	0	0	0
Net Increase (Decrease)	14	0	0	0
Fidelity Growth and Guaranteed Income
(in thousands)	2007
VIP - Money Market Investor Class
Units Issued	2,853
Units Redeemed	(2,767)
Net Increase (Decrease)	86
VIP - Balanced Investor Class
Units Issued	1,313
Units Redeemed	(2)
Net Increase (Decrease)	1,311
VIP - FundsManager 60% (a)
Units Issued	1,055
Units Redeemed	(1)
Net Increase (Decrease)	1,054

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios and total return for each sub account for the years ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2007	3,757	$21.41	$21.04	$ 80,387	0.80%	1.00%	0.49%	4.36%	4.15%
2006	3,615	$20.51	$20.20	$ 74,101	0.80%	1.00%	4.79%	4.04%	3.83%
2005	3,589	$19.71	$19.45	$ 70,696	0.80%	1.00%	2.99%	2.21%	2.00%
2004	3,910	$19.29	$19.07	$ 75,387	0.80%	1.00%	1.19%	0.40%	0.19%
2003	4,651	$19.21	$19.03	$ 89,311	0.80%	1.00%	1.00%	0.19%	(0.01%)
VIP - Money Market Investor Class
2007	10,809	$11.10	$10.12	$ 119,943	0.25%	1.10%	4.89%	4.89%	1.25%
2006	4,566	$10.59	$10.59	$ 48,342	0.25%	0.25%	4.82%	4.55%	4.55%
2005	485	$10.13	$10.13	$ 4,915	0.25%	0.25%	0.60%	1.26%	1.26% (c)
VIP - High Income
2007	531	$32.11	$31.55	$ 17,017	0.80%	1.00%	0.83%	1.96%	1.75%
2006	685	$31.49	$31.01	$ 21,511	0.80%	1.00%	7.29%	10.35%	10.13%
2005	834	$28.54	$28.16	$ 23,721	0.80%	1.00%	14.57%	1.88%	1.68%
2004	1,028	$28.01	$27.69	$ 28,745	0.80%	1.00%	8.38%	8.71%	8.49%
2003	1,106	$25.76	$25.52	$ 28,461	0.80%	1.00%	6.17%	26.25%	25.99%
VIP - High Income Investor Class
2007	660	$11.49	$11.49	$ 7,582	0.25%	0.25%	9.83%	2.30%	2.30%
2006	402	$11.23	$11.23	$ 4,516	0.25%	0.25%	11.96%	10.96%	10.96%
2005	85	$10.12	$10.12	$ 863	0.25%	0.25%	11.36%	1.20%	1.20% (c)
VIP - Equity-Income
2007	1,456	$69.34	$68.14	$ 100,774	0.80%	1.00%	0.20%	0.71%	0.51%
2006	1,783	$68.85	$67.80	$ 122,617	0.80%	1.00%	3.36%	19.23%	19.00%
2005	2,015	$57.74	$56.97	$ 116,260	0.80%	1.00%	1.67%	5.02%	4.81%
2004	2,307	$54.98	$54.36	$ 126,745	0.80%	1.00%	1.52%	10.63%	10.41%
2003	2,288	$49.70	$49.24	$ 113,614	0.80%	1.00%	1.81%	29.29%	29.03%
VIP - Equity-Income Investor Class
2007	1,354	$12.42	$12.42	$ 16,816	0.25%	0.25%	1.91%	1.13%	1.13%
2006	942	$12.28	$12.28	$ 11,560	0.25%	0.25%	3.52%	19.74%	19.74%
2005	200	$10.25	$10.25	$ 2,054	0.25%	0.25%	-	2.52%	2.52% (c)
VIP - Growth
2007	971	$76.40	$75.09	$ 74,059	0.80%	1.00%	0.09%	25.94%	25.69%
2006	1,163	$60.67	$59.74	$ 70,515	0.80%	1.00%	0.41%	6.00%	5.78%
2005	1,426	$57.23	$56.47	$ 81,528	0.80%	1.00%	0.52%	4.95%	4.74%
2004	1,721	$54.53	$53.92	$ 93,779	0.80%	1.00%	0.27%	2.55%	2.34%
2003	2,035	$53.18	$52.68	$ 108,162	0.80%	1.00%	0.26%	31.79%	31.52%
VIP - Growth Investor Class
2007	753	$13.82	$13.82	$ 10,407	0.25%	0.25%	0.62%	26.49%	26.49%
2006	377	$10.93	$10.93	$ 4,124	0.25%	0.25%	0.21%	6.45%	6.45%
2005	94	$10.27	$10.27	$ 963	0.25%	0.25%	-	2.65%	2.65% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2007	389	$47.67	$46.85	$ 18,546	0.80%	1.00%	0.31%	16.37%	16.13%
2006	467	$40.97	$40.34	$ 19,146	0.80%	1.00%	0.92%	17.14%	16.90%
2005	590	$34.97	$34.51	$ 20,659	0.80%	1.00%	0.69%	18.10%	17.86%
2004	745	$29.61	$29.28	$ 22,053	0.80%	1.00%	1.22%	12.72%	12.50%
2003	840	$26.27	$26.03	$ 22,060	0.80%	1.00%	0.80%	42.22%	41.94%
VIP - Overseas, Class R
2007	663	$17.91	$17.78	$ 11,864	0.80%	1.00%	0.33%	16.41%	16.18%
2006	757	$15.39	$15.30	$ 11,636	0.80%	1.00%	0.74%	17.08%	16.84%
2005	594	$13.14	$13.10	$ 7,800	0.80%	1.00%	0.61%	18.16%	17.93%
2004	381	$11.12	$11.11	$ 4,233	0.80%	1.00%	-	11.23%	11.08% (e)
VIP - Overseas, Class R Investor Class
2007	946	$15.24	$15.24	$ 14,424	0.25%	0.25%	3.21%	16.91%	16.91%
2006	516	$13.04	$13.04	$ 6,727	0.25%	0.25%	0.41%	17.65%	17.65%
2005	107	$11.08	$11.08	$ 1,182	0.25%	0.25%	-	10.83%	10.83% (c)
VIP - Investment Grade Bond
2007	1,478	$30.33	$29.80	$ 44,700	0.80%	1.00%	0.56%	3.51%	3.30%
2006	1,732	$29.30	$28.85	$ 50,605	0.80%	1.00%	4.35%	3.52%	3.31%
2005	2,241	$28.30	$27.93	$ 63,258	0.80%	1.00%	3.73%	1.38%	1.17%
2004	2,441	$27.92	$27.61	$ 68,015	0.80%	1.00%	4.40%	3.62%	3.41%
2003	2,888	$26.95	$26.70	$ 77,712	0.80%	1.00%	4.34%	4.36%	4.15%
VIP - Investment Grade Bond Investor Class
2007	1,463	$10.88	$10.88	$ 15,917	0.25%	0.25%	3.17%	4.01%	4.01%
2006	755	$10.46	$10.46	$ 7,896	0.25%	0.25%	1.55%	4.07%	4.07%
2005	167	$10.05	$10.05	$ 1,675	0.25%	0.25%	-	0.54%	0.54% (c)
VIP - Asset Manager
2007	1,391	$39.47	$38.79	$ 54,831	0.80%	1.00%	0.90%	14.57%	14.34%
2006	1,625	$34.45	$33.93	$ 55,942	0.80%	1.00%	2.83%	6.46%	6.25%
2005	1,960	$32.36	$31.93	$ 63,403	0.80%	1.00%	2.74%	3.21%	3.01%
2004	2,209	$31.35	$31.00	$ 69,203	0.80%	1.00%	2.69%	4.62%	4.41%
2003	2,284	$29.97	$29.69	$ 68,379	0.80%	1.00%	3.57%	17.03%	16.80%
VIP - Asset Manager Investor Class
2007	333	$12.58	$12.58	$ 4,185	0.25%	0.25%	6.42%	15.09%	15.09%
2006	157	$10.93	$10.93	$ 1,710	0.25%	0.25%	0.78%	6.97%	6.97%
2005	27	$10.22	$10.22	$ 276	0.25%	0.25%	-	2.15%	2.15% (c)
VIP - Index 500
2007	3,190	$12.36	$39.21	$ 86,109	0.25%	1.00%	0.48%	5.17%	4.38%
2006	2,916	$11.75	$37.56	$ 89,470	0.25%	1.00%	1.72%	15.44%	14.58%
2005	2,685	$10.18	$32.79	$ 84,730	0.25%	1.00%	1.80%	1.76%	3.78%
2004	2,780	$31.95	$31.59	$ 88,763	0.80%	1.00%	1.29%	9.73%	9.51%
2003	2,763	$29.12	$28.85	$ 80,396	0.80%	1.00%	1.44%	27.38%	27.13%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager: Growth
2007	534	$26.56	$26.11	$ 14,158	0.80%	1.00%	0.49%	18.01%	17.77%
2006	630	$22.51	$22.17	$ 14,155	0.80%	1.00%	2.12%	6.13%	5.92%
2005	747	$21.21	$20.93	$ 15,833	0.80%	1.00%	2.55%	3.06%	2.85%
2004	940	$20.58	$20.35	$ 19,312	0.80%	1.00%	2.30%	5.13%	4.92%
2003	993	$19.57	$19.39	$ 19,419	0.80%	1.00%	2.96%	22.35%	22.10%
VIP - Asset Manager: Growth Investor Class
2007	129	$12.92	$12.92	$ 1,671	0.25%	0.25%	4.98%	18.48%	18.48%
2006	56	$10.90	$10.90	$ 609	0.25%	0.25%	1.00%	6.53%	6.53%
2005	14	$10.24	$10.24	$ 143	0.25%	0.25%	-	2.35%	2.35% (c)
VIP - Contrafund
2007	3,315	$51.65	$50.76	$ 171,016	0.80%	1.00%	0.11%	16.65%	16.41%
2006	4,039	$44.28	$43.61	$ 178,699	0.80%	1.00%	1.27%	10.83%	10.60%
2005	4,721	$39.95	$39.43	$ 188,503	0.80%	1.00%	0.28%	16.00%	15.77%
2004	4,670	$34.44	$34.06	$ 160,740	0.80%	1.00%	0.33%	14.55%	14.32%
2003	4,527	$30.07	$29.79	$ 136,025	0.80%	1.00%	0.46%	27.44%	27.18%
VIP - Contrafund Investor Class
2007	3,012	$13.92	$13.92	$ 41,924	0.25%	0.25%	1.09%	17.17%	17.17%
2006	1,694	$11.88	$11.88	$ 20,121	0.25%	0.25%	1.31%	11.32%	11.32%
2005	295	$10.67	$10.67	$ 3,148	0.25%	0.25%	-	6.72%	6.72% (c)
VIP - Balanced
2007	1,092	$18.70	$18.38	$ 20,345	0.80%	1.00%	0.42%	8.17%	7.95%
2006	1,134	$17.29	$17.03	$ 19,566	0.80%	1.00%	2.01%	10.82%	10.59%
2005	1,178	$15.60	15.40	$ 18,348	0.80%	1.00%	2.50%	4.92%	4.71%
2004	1,115	$14.87	$14.70	$ 16,556	0.80%	1.00%	2.04%	4.63%	4.41%
2003	1,121	$14.21	$14.08	$ 15,910	0.80%	1.00%	2.75%	16.78%	16.55%
VIP - Balanced Investor Class
2007	2,833	$12.60	$10.03	$ 32,341	0.25%	1.25%	3.45%	8.62%	0.28%
2006	639	$11.60	$11.60	$ 7,411	0.25%	0.25%	0.69%	11.28%	11.28%
2005	67	$10.43	$10.43	$ 699	0.25%	0.25%	-	4.28%	4.28% (c)
VIP - Dynamic Capital Appreciation
2007	180	$16.03	$15.89	$ 2,876	0.80%	1.00%	0.02%	6.26%	6.04%
2006	334	$15.09	$14.99	$ 5,026	0.80%	1.00%	0.53%	13.06%	12.84%
2005	330	$13.34	$13.28	$ 4,394	0.80%	1.00%	-	20.18%	19.93%
2004	156	$11.10	$11.08	$ 1,731	0.80%	1.00%	-	0.60%	0.39%
2003	103	$11.04	$11.03	$ 1,139	0.80%	1.00%	-	10.38%	10.32% (f)
VIP - Dynamic Capital Appreciation Investor Class
2007	182	$13.22	$13.22	$ 2,413	0.25%	0.25%	0.31%	6.64%	6.64%
2006	136	$12.40	$12.40	$ 1,690	0.25%	0.25%	0.65%	13.58%	13.58%
2005	2	$10.92	$10.92	$ 27	0.25%	0.25%	-	9.18%	9.18% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2007	1,194	$21.71	$21.33	$ 25,856	0.80%	1.00%	0.28%	11.22%	11.00%
2006	1,415	$19.52	$19.22	$ 27,551	0.80%	1.00%	0.94%	12.27%	12.05%
2005	1,683	$17.38	$17.15	$ 29,208	0.80%	1.00%	1.60%	6.78%	6.56%
2004	2,131	$16.28	$16.10	$ 34,631	0.80%	1.00%	0.91%	4.95%	4.74%
2003	2,449	$15.51	$15.37	$ 37,944	0.80%	1.00%	1.11%	22.78%	22.54%
VIP - Growth & Income Investor Class
2007	190	$13.22	$13.22	$ 2,509	0.25%	0.25%	1.88%	11.77%	11.77%
2006	126	$11.83	$11.83	$ 1,495	0.25%	0.25%	0.37%	12.67%	12.67%
2005	18	$10.50	$10.50	$ 192	0.25%	0.25%	-	4.96%	4.96% (c)
VIP - Growth Opportunities
2007	687	$16.55	$16.26	$ 11,331	0.80%	1.00%	-	22.19%	21.94%
2006	771	$13.54	$13.33	$ 10,422	0.80%	1.00%	0.80%	4.61%	4.40%
2005	1,051	$12.94	$12.77	$ 13,572	0.80%	1.00%	0.94%	8.02%	7.81%
2004	1,230	$11.98	$11.85	$ 14,712	0.80%	1.00%	0.54%	6.33%	6.12%
2003	1,235	$11.27	$11.16	$ 13,902	0.80%	1.00%	0.71%	28.83%	28.58%
VIP - Growth Opportunities Investor Class
2007	110	$13.70	$13.70	$ 1,503	0.25%	0.25%	-	22.72%	22.72%
2006	41	$11.16	$11.16	$ 462	0.25%	0.25%	0.19%	5.00%	5.00%
2005	4	$10.63	$10.63	$ 43	0.25%	0.25%	-	6.28%	6.28% (c)
VIP - Mid Cap
2007	2,441	$24.69	$24.31	$ 60,180	0.80%	1.00%	0.10%	14.70%	14.46%
2006	3,202	$21.53	$21.24	$ 68,861	0.80%	1.00%	0.35%	11.80%	11.58%
2005	3,867	$19.26	$19.04	$ 74,400	0.80%	1.00%	-	17.36%	17.13%
2004	4,166	$16.41	$16.25	$ 68,306	0.80%	1.00%	-	23.92%	23.67%
2003	3,424	$13.24	$13.14	$ 45,297	0.80%	1.00%	0.43%	37.53%	37.25%
VIP - Mid Cap Investor Class
2007	1,223	$13.80	$13.80	$ 16,876	0.25%	0.25%	0.71%	15.17%	15.17%
2006	736	$11.99	$11.99	$ 8,817	0.25%	0.25%	0.18%	12.31%	12.31%
2005	181	$10.67	$10.67	$ 1,931	0.25%	0.25%	-	6.72%	6.72% (c)
VIP - Value Strategies
2007	647	$15.88	$15.75	$ 10,257	0.80%	1.00%	0.11%	4.88%	4.66%
2006	693	$15.15	$15.05	$ 10,488	0.80%	1.00%	0.62%	15.41%	15.17%
2005	930	$13.12	$13.06	$ 12,211	0.80%	1.00%	-	1.84%	1.64%
2004	1,420	$12.89	$12.85	$ 18,294	0.80%	1.00%	-	13.21%	12.98%
2003	823	$11.38	$11.38	$ 9,372	0.80%	1.00%	-	13.83%	13.77% (f)
VIP - Value Strategies Investor Class
2007	395	$12.53	$12.53	$ 4,944	0.25%	0.25%	0.66%	5.26%	5.26%
2006	162	$11.90	$11.90	$ 1,928	0.25%	0.25%	0.22%	15.89%	15.89%
2005	77	$10.27	$10.27	$ 789	0.25%	0.25%	-	2.69%	2.69% (c)
VIP - Utilities (b)
2007	524	$15.89	$15.68	$ 8,303	0.80%	1.00%	0.20%	19.70%	19.45%
2006	507	$13.27	$13.13	$ 6,716	0.80%	1.00%	2.45%	30.74%	30.48%
2005	293	$10.15	$10.06	$ 2,989	0.80%	1.00%	2.24%	8.67%	8.45%
2004	218	$9.34	$9.28	$ 2,037	0.80%	1.00%	2.46%	23.61%	23.36%
2003	61	$7.56	$7.52	$ 461	0.80%	1.00%	1.12%	25.16%	24.91%
VIP - Utilities Investor Class (b)
2007	564	$15.82	$15.82	$ 8,921	0.25%	0.25%	2.82%	20.23%	20.23%
2006	230	$13.16	$13.16	$ 3,030	0.25%	0.25%	3.26%	31.24%	31.24%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology
2007	471	$12.41	$12.25	$ 5,840	0.80%	1.00%	-	14.43%	14.20%
2006	582	$10.85	$10.73	$ 6,309	0.80%	1.00%	-	7.32%	7.11%
2005	709	$10.11	$10.02	$ 7,170	0.80%	1.00%	0.42%	10.00%	9.78%
2004	1,080	$9.19	$9.13	$ 9,924	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	1,368	$9.22	$9.18	$ 12,616	0.80%	1.00%	-	57.94%	57.63%
VIP - Technology Investor Class
2007	206	$13.35	$13.36	$ 2,746	0.25%	0.25%	-	14.86%	14.86%
2006	61	$11.63	$11.63	$ 713	0.25%	0.25%	-	7.83%	7.83%
2005	20	$10.78	$10.78	$ 221	0.25%	0.25%	-	7.84%	7.84% (c)
VIP - Energy (b)
2007	746	$31.94	$31.53	$ 23,815	0.80%	1.00%	0.02%	44.80%	44.51%
2006	908	$22.06	$21.82	$ 20,024	0.80%	1.00%	0.59%	15.98%	15.75%
2005	1,195	$19.02	$18.85	$ 22,720	0.80%	1.00%	0.53%	45.14%	44.85%
2004	680	$13.10	$13.01	$ 8,905	0.80%	1.00%	0.83%	22.96%	22.72%
2003	200	$10.66	$10.60	$ 2,134	0.80%	1.00%	0.62%	29.57%	29.30%
VIP - Energy Investor Class (b)
2007	701	$18.50	$18.50	$ 12,967	0.25%	0.25%	0.27%	45.51%	45.51%
2006	213	$12.71	$12.71	$ 2,703	0.25%	0.25%	1.00%	16.40%	16.40%
2005	48	$10.92	$10.92	$ 522	0.25%	0.25%	0.59%	9.23%	9.23% (c)
VIP - Health Care
2007	480	$13.95	$13.77	$ 6,691	0.80%	1.00%	0.07%	9.32%	9.10%
2006	553	$12.76	$12.62	$ 7,054	0.80%	1.00%	0.05%	5.49%	5.28%
2005	785	$12.09	$11.99	$ 9,481	0.80%	1.00%	0.19%	16.12%	15.89%
2004	680	$10.42	$10.34	$ 7,078	0.80%	1.00%	0.31%	8.09%	7.88%
2003	508	$9.64	$9.59	$ 4,891	0.80%	1.00%	-	15.24%	15.01%
VIP - Health Care Investor Class
2007	350	$12.06	$12.06	$ 4,217	0.25%	0.25%	0.31%	9.74%	9.74%
2006	102	$10.99	$10.99	$ 1,122	0.25%	0.25%	0.05%	5.95%	5.95%
2005	27	$10.38	$10.38	$ 281	0.25%	0.25%	-	3.76%	3.76% (c)
VIP - Financial Services
2007	173	$13.02	$12.85	$ 2,256	0.80%	1.00%	0.32%	(14.12%)	(14.30%)
2006	294	$15.16	$14.99	$ 4,452	0.80%	1.00%	1.06%	15.36%	15.13%
2005	270	$13.14	$13.02	$ 3,549	0.80%	1.00%	1.34%	6.85%	6.64%
2004	331	$12.30	$12.21	$ 4,069	0.80%	1.00%	-	10.84%	10.61%
2003	321	$11.09	$11.04	$ 3,563	0.80%	1.00%	1.21%	29.54%	29.28%
VIP - Financial Services Investor Class
2007	79	$10.69	$10.69	$ 842	0.25%	0.25%	2.71%	(13.81%)	(13.81%)
2006	88	$12.40	$12.40	$ 1,088	0.25%	0.25%	0.36%	15.83%	15.83%
2005	13	$10.71	$10.71	$ 137	0.25%	0.25%	-	7.08%	7.08% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials (b)
2007	168	$20.53	$20.27	$ 3,445	0.80%	1.00%	0.05%	17.34%	17.11%
2006	247	$17.50	$17.31	$ 4,306	0.80%	1.00%	0.90%	14.71%	14.47%
2005	249	$15.25	$15.12	$ 3,793	0.80%	1.00%	0.61%	11.98%	11.76%
2004	254	$13.62	$13.53	$ 3,459	0.80%	1.00%	0.63%	23.11%	22.86%
2003	105	$11.06	$11.01	$ 1,161	0.80%	1.00%	0.46%	37.26%	36.99%
VIP - Industrials Investor Class (b)
2007	168	$14.24	$14.24	$ 2,396	0.25%	0.25%	0.80%	17.82%	17.82%
2006	75	$12.09	$12.09	$ 903	0.25%	0.25%	1.74%	15.14%	15.14%
2005	3	$10.50	$10.50	$ 36	0.25%	0.25%	0.64%	4.96%	4.96% (c)
VIP - Consumer Discretionary (b)
2007	27	$11.36	$11.22	$ 307	0.80%	1.00%	0.02%	(8.88%)	(9.06%)
2006	64	$12.47	$12.34	$ 802	0.80%	1.00%	0.74%	11.73%	11.50%
2005	40	$11.16	$11.06	$ 446	0.80%	1.00%	-	2.15%	1.94%
2004	66	$10.93	$10.85	$ 720	0.80%	1.00%	-	8.46%	8.25%
2003	62	$10.08	$10.03	$ 627	0.80%	1.00%	-	24.09%	23.84%
VIP - Consumer Discretionary Investor Class (b)
2007	19	$10.34	$10.34	$ 199	0.25%	0.25%	0.09%	(8.52%)	(8.52%)
2006	14	$11.30	$11.30	$ 162	0.25%	0.25%	0.93%	12.34%	12.34%
2005	2	$10.06	$10.06	$ 25	0.25%	0.25%	-	0.61%	0.61% (c)
VIP - Real Estate
2007	246	$18.50	$18.34	$ 4,542	0.80%	1.00%	0.08%	(18.39%)	(18.55%)
2006	760	$22.66	$22.52	$ 17,215	0.80%	1.00%	1.89%	35.62%	35.35%
2005	726	$16.71	$16.64	$ 12,132	0.80%	1.00%	2.60%	14.21%	13.98%
2004	728	$14.63	$14.60	$ 10,652	0.80%	1.00%	3.22%	33.07%	32.80%
2003	185	$11.00	$10.99	$ 2,034	0.80%	1.00%	1.90%	9.96%	9.90% (f)
VIP - Real Estate Investor Class
2007	184	$11.67	$11.67	$ 2,146	0.25%	0.25%	1.07%	(18.04%)	(18.04%)
2006	432	$14.23	$14.23	$ 6,143	0.25%	0.25%	2.58%	36.19%	36.19%
2005	17	$10.45	$10.45	$ 176	0.25%	0.25%	3.95%	4.51%	4.51% (c)
VIP - Strategic Income
2007	782	$12.48	$12.39	$ 9,745	0.80%	1.00%	0.49%	4.74%	4.52%
2006	777	$11.92	$11.85	$ 9,248	0.80%	1.00%	3.92%	7.00%	6.79%
2005	964	$11.14	$11.10	$ 10,736	0.80%	1.00%	4.98%	2.27%	2.07%
2004	548	$10.89	$10.87	$ 5,965	0.80%	1.00%	3.68%	8.89%	8.74% (e)
VIP - Strategic Income Investor Class
2007	1,644	$11.43	$11.43	$ 18,792	0.25%	0.25%	5.58%	5.28%	5.28%
2006	977	$10.86	$10.86	$ 10,605	0.25%	0.25%	8.46%	7.58%	7.58%
2005	84	$10.09	$10.09	$ 852	0.25%	0.25%	7.57%	0.93%	0.93% (c)
VIP - Aggressive Growth
2007	93	$13.64	$13.57	$ 1,268	0.80%	1.00%	-	16.58%	16.34%
2006	35	$11.70	$11.67	$ 408	0.80%	1.00%	-	7.66%	7.45%
2005	30	$10.87	$10.86	$ 327	0.80%	1.00%	-	8.68%	8.57% (d)
VIP - Aggressive Growth Investor Class
2007	62	$13.04	$13.04	$ 809	0.25%	0.25%	-	17.10%	17.10%
2006	27	$11.13	$11.13	$ 302	0.25%	0.25%	-	8.17%	8.17%
2005	1	$10.29	$10.29	$ 8	0.25%	0.25%	-	2.94%	2.94% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - International Capital Appreciation
2006	0	$ -	$ -	$ -	0.80%	1.00%	0.00%	1.22%	1.18%
2005	39	$11.38	$11.37	$ 449	0.80%	1.00%	0.39%	13.81%	13.70%
VIP - International Capital Appreciation Class R (a)
2007	185	$13.49	$13.42	$ 2,495	0.80%	1.00%	0.08%	4.32%	4.11%
2006	161	$12.93	$12.89	$ 2,083	0.80%	1.00%	0.98%	13.58%	13.36%
VIP - International Capital Appreciation, Class R Investor Class
2007	317	$12.86	$12.86	$ 4,075	0.25%	0.25%	0.74%	4.80%	4.80%
2006	182	$12.28	$12.28	$ 2,239	0.25%	0.25%	1.08%	13.94%	13.94%
2005	39	$10.77	$10.77	$ 417	0.25%	0.25%	0.35%	7.73%	7.73% (c)
VIP - Value Leaders
2007	136	$12.84	$12.77	$ 1,735	0.80%	1.00%	0.09%	3.72%	3.51%
2006	194	$12.37	$12.34	$ 2,390	0.80%	1.00%	0.85%	14.26%	14.03%
2005	202	$10.83	$10.82	$ 2,192	0.80%	1.00%	0.61%	8.30%	8.19% (d)
VIP - Value Leaders Investor Class
2007	259	$12.46	$12.46	$ 3,227	0.25%	0.25%	1.42%	4.22%	4.22%
2006	168	$11.95	$11.95	$ 2,012	0.25%	0.25%	1.61%	14.70%	14.70%
2005	7	$10.42	$10.42	$ 71	0.25%	0.25%	0.62%	4.20%	4.20% (c)
VIP - Value
2007	219	$12.29	$12.23	$ 2,689	0.80%	1.00%	0.10%	1.27%	1.07%
2006	133	$12.13	$12.10	$ 1,624	0.80%	1.00%	1.15%	13.84%	13.61%
2005	67	$10.66	$10.65	$ 708	0.80%	1.00%	0.63%	6.60%	6.49% (d)
VIP - Value Investor Class
2007	316	$11.95	$11.95	$ 3,772	0.25%	0.25%	0.60%	1.73%	1.73%
2006	161	$11.74	$11.74	$ 1,892	0.25%	0.25%	1.35%	14.20%	14.20%
2005	15	$10.28	$10.28	$ 151	0.25%	0.25%	0.76%	2.83%	2.83% (c)
VIP - Growth Stock
2007	60	$12.91	$12.85	$ 764	0.80%	1.00%	-	21.68%	21.43%
2006	37	$10.61	$10.58	$ 390	0.80%	1.00%	0.04%	0.31%	0.11%
2005	141	$10.58	$10.57	$ 1,486	0.80%	1.00%	-	5.80%	5.70% (d)
VIP - Growth Stock Investor Class
2007	41	$12.69	$12.69	$ 516	0.25%	0.25%	-	22.15%	22.15%
2006	9	$10.39	$10.39	$ 94	0.25%	0.25%	0.03%	0.69%	0.69%
2005	4	$10.32	$10.32	$ 39	0.25%	0.25%	-	3.19%	3.19% (c)
VIP - Freedom Income
2007	48	$11.44	$11.44	$ 545	0.80%	0.80%	0.26%	5.35%	5.35%
2006	89	$10.86	$10.86	$ 961	0.80%	0.80%	3.23%	6.09%	6.09%
2005	71	$10.23	$10.23	$ 727	0.80%	0.80%	1.27%	2.32%	2.32% (d)
VIP - Freedom Income Investor Class
2007	104	$11.43	$11.43	$ 1,187	0.25%	0.25%	5.83%	5.81%	5.81%
2006	76	$10.81	$10.81	$ 822	0.25%	0.25%	0.50%	6.57%	6.57%
2005	45	$10.14	$10.14	$ 457	0.25%	0.25%	-	1.41%	1.41% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2005
2007	45	$12.28	$12.28	$ 555	0.80%	0.80%	0.23%	7.78%	7.78%
2006	43	$11.40	$11.40	$ 493	0.80%	0.80%	3.15%	8.71%	8.71%
2005	14	$10.48	$10.48	$ 142	0.80%	0.80%	0.28%	4.82%	4.82% (d)
VIP - Freedom 2005 Investor Class
2007	88	$12.14	$12.14	$ 1,071	0.25%	0.25%	4.00%	8.28%	8.28%
2006	38	$11.21	$11.21	$ 430	0.25%	0.25%	0.22%	9.44%	9.44%
2005	10	$10.24	$10.24	$ 106	0.25%	0.25%	-	2.41%	2.41% (c)
VIP - Freedom 2010
2007	199	$12.34	$12.34	$ 2,451	0.80%	0.80%	0.29%	7.84%	7.84%
2006	174	$11.45	$11.45	$ 1,990	0.80%	0.80%	1.62%	8.95%	8.95%
2005	219	$10.51	$10.51	$ 2,296	0.80%	0.80%	1.13%	5.06%	5.06% (d)
VIP - Freedom 2010 Investor Class
2007	385	$12.14	$12.14	$ 4,670	0.25%	0.25%	4.05%	8.36%	8.36%
2006	228	$11.21	$11.21	$ 2,553	0.25%	0.25%	0.06%	9.21%	9.21%
2005	14	$10.26	$10.26	$ 140	0.25%	0.25%	-	2.61%	2.61% (c)
VIP - Freedom 2015
2007	257	$12.71	$12.71	$ 3,258	0.80%	0.80%	0.37%	8.45%	8.45%
2006	305	$11.72	$11.72	$ 3,577	0.80%	0.80%	1.38%	10.15%	10.15%
2005	231	$10.64	$10.64	$ 2,457	0.80%	0.80%	1.14%	6.37%	6.37% (d)
VIP - Freedom 2015 Investor Class
2007	446	$12.44	$12.44	$ 5,546	0.25%	0.25%	3.70%	8.99%	8.99%
2006	272	$11.42	$11.42	$ 3,103	0.25%	0.25%	0.07%	10.61%	10.61%
2005	11	$10.32	$10.32	$ 115	0.25%	0.25%	-	3.21%	3.21% (c)
VIP - Freedom 2020
2007	162	$13.04	$13.04	$ 2,116	0.80%	0.80%	0.20%	9.35%	9.35%
2006	202	$11.92	$11.92	$ 2,404	0.80%	0.80%	1.49%	11.06%	11.06%
2005	189	$10.74	$10.74	$ 2,024	0.80%	0.80%	0.85%	7.35%	7.35% (d)
VIP - Freedom 2020 Investor Class
2007	587	$12.72	$12.72	$ 7,470	0.25%	0.25%	3.31%	9.92%	9.92%
2006	340	$11.57	$11.57	$ 3,931	0.25%	0.25%	0.21%	11.55%	11.55%
2005	16	$10.37	$10.37	$ 170	0.25%	0.25%	-	3.71%	3.71% (c)
VIP - Freedom 2025
2007	67	$13.21	$13.21	$ 888	0.80%	0.80%	0.20%	9.61%	9.61%
2006	84	$12.05	$12.05	$ 1,016	0.80%	0.80%	2.22%	11.59%	11.59%
2005	32	$10.80	$10.80	$ 347	0.80%	0.80%	0.77%	8.02%	8.02% (d)
VIP - Freedom 2025 Investor Class
2007	180	$12.83	$12.83	$ 2,304	0.25%	0.25%	3.54%	10.11%	10.11%
2006	72	$11.65	$11.65	$ 834	0.25%	0.25%	0.26%	11.98%	11.98%
2005	17	$10.40	$10.40	$ 176	0.25%	0.25%	-	4.01%	4.01% (c)
VIP - Freedom 2030
2007	93	$13.51	$13.51	$ 1,254	0.80%	0.80%	0.16%	10.47%	10.47%
2006	82	$12.23	$12.23	$ 1,007	0.80%	0.80%	2.17%	12.29%	12.29%
2005	46	$10.89	$10.89	$ 505	0.80%	0.80%	0.74%	8.87%	8.87% (d)
VIP - Freedom 2030 Investor Class
2007	210	$13.06	$13.06	$ 2,744	0.25%	0.25%	2.29%	11.00%	11.00%
2006	92	$11.77	$11.77	$ 1,080	0.25%	0.25%	0.19%	12.83%	12.83%
2005	1	$10.43	$10.43	$ 8	0.25%	0.25%	-	4.31%	4.31% (c)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Lifetime Income I (a)
2007	233	$11.95	$11.95	$ 2,780	0.60%	0.60%	3.53%	7.50%	7.50%
2006	138	$11.12	$11.12	$ 1,534	0.60%	0.60%	4.66%	8.50%	8.50%
VIP - Freedom Lifetime Income II (a)
2007	57	$12.48	$12.48	$ 711	0.60%	0.60%	4.17%	9.01%	9.01%
2006	17	$11.45	$11.45	$ 194	0.60%	0.60%	4.11%	10.71%	10.71%
VIP - Disciplined Small Cap (a)
2007	79	$9.79	$9.76	$ 769	0.80%	1.00%	0.04%	(3.03%)	(3.23%)
2006	39	$10.10	$10.09	$ 398	0.80%	1.00%	0.28%	1.01%	.87%
VIP - Disciplined Small Cap Investor Class (a)
2007	178	$9.87	$9.87	$ 1,753	0.25%	0.25%	0.49%	(2.65%)	(2.65%)
2006	93	$10.14	$10.14	$ 940	0.25%	0.25%	0.28%	1.37%	1.37%
VIP - FundsManager 20% (a)
2007	1,044	$11.06	$10.92	$ 11,529	0.25%	1.00%	1.57%	5.75%	4.95%
2006	278	$10.45	$10.40	$ 2,901	0.25%	1.00%	3.37%	4.54%	4.01%
VIP - FundsManager 50% (a)
2007	4,364	$11.31	$11.17	$ 49,232	0.25%	1.00%	1.49%	6.82%	6.01%
2006	1,881	$10.59	$10.53	$ 19,901	0.25%	1.00%	2.67%	5.86%	5.33%
VIP - FundsManager 60% (a)
2007	1,054	$10.17	$10.16	$ 10,717	1.10%	1.25%	1.68%	1.66%	1.61%
VIP - FundsManager 70% (a)
2007	4,775	$11.48	$11.34	$ 54,707	0.25%	1.00%	1.00%	7.52%	6.71%
2006	1,966	$10.68	$10.62	$ 20,962	0.25%	1.00%	2.27%	6.77%	6.24%
VIP - FundsManager 85% (a)
2007	2,005	$11.59	$11.44	$ 23,188	0.25%	1.00%	0.62%	8.35%	7.46%
2006	905	$10.70	$10.65	$ 9,666	0.25%	1.00%	1.33%	6.99%	6.45%
VIP - Consumer Staples (a)
2007	25	$11.09	$11.09	$ 280	0.80%	0.80%	0.05%	10.87%	10.87%
VIP - Consumer Staples Investor Class (a)
2007	45	$11.12	$11.12	$ 497	0.25%	0.25%	1.12%	11.19%	11.19%
VIP - Materials (a)
2007	42	$11.36	$11.36	$ 484	0.80%	0.80%	0.05%	13.65%	13.65%
VIP - Materials Investor Class (a)
2007	56	$11.40	$11.40	$ 635	0.25%	0.25%	1.61%	14.00%	14.00%
VIP - Telecommunications (a)
2007	8	$9.89	$9.89	$ 81	0.80%	0.80%	0.02%	(1.12%)	(1.12%)
VIP - Telecommunications Investor Class (a)
2007	10	$9.91	$9.91	$ 102	0.25%	0.25%	0.36%	(0.85%)	(0.85%)
UIF - Emerging Markets Equity
2007	1,659	$15.68	$33.28	$ 43,077	0.25%	1.00%	0.06%	40.10%	39.04%
2006	1,928	$11.19	$23.94	$ 36,693	0.25%	1.00%	0.67%	36.80%	35.78%
2005	1,699	$17.87	$17.63	$ 30,287	0.80%	1.00%	0.35%	32.79%	32.52%
2004	1,082	$13.45	$13.30	$ 14,551	0.80%	1.00%	0.60%	22.13%	21.88%
2003	1,045	$11.02	$10.92	$ 11,512	0.80%	1.00%	-	48.47%	48.18%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Emerging Markets Debt
2007	282	$11.53	$21.99	$ 4,634	0.25%	1.00%	0.89%	6.26%	5.46%
2006	232	$10.85	$20.85	$ 4,461	0.25%	1.00%	7.71%	10.53%	9.70%
2005	295	$19.26	$19.01	$ 5,680	0.80%	1.00%	7.86%	11.36%	11.13%
2004	285	$17.30	$17.10	$ 4,923	0.80%	1.00%	6.42%	9.18%	8.96%
2003	316	$15.84	$15.70	$ 5,009	0.80%	1.00%	-	26.84%	26.59%
UIF - Global Value Equity
2007	431	$11.82	$18.95	$ 6,707	0.25%	1.00%	0.28%	6.37%	5.57%
2006	415	$11.11	$17.95	$ 6,913	0.25%	1.00%	1.44%	20.90%	20.00%
2005	415	$15.16	$14.96	$ 6,280	0.80%	1.00%	1.04%	4.99%	4.78%
2004	435	$14.44	$14.27	$ 6,273	0.80%	1.00%	0.97%	12.63%	12.40%
2003	334	$12.82	$12.70	$ 4,272	0.80%	1.00%	-	27.93%	27.68%
UIF - International Magnum
2007	760	$12.53	$17.07	$ 11,432	0.25%	1.00%	0.34%	14.30%	13.44%
2006	768	$10.96	$15.05	$ 10,654	0.25%	1.00%	0.08%	24.82%	23.89%
2005	425	$12.31	$12.15	$ 5,222	0.80%	1.00%	1.31%	10.18%	9.96%
2004	391	$11.17	$11.05	$ 4,367	0.80%	1.00%	2.93%	16.45%	16.21%
2003	315	$9.60	$9.51	$ 3,022	0.80%	1.00%	0.13%	26.40%	26.14%
OMIF - Growth II
2007	120	$13.69	$13.45	$ 1,638	0.80%	1.00%	0.01%	22.44%	22.19%
2006	158	$11.18	$11.01	$ 1,774	0.80%	1.00%	-	6.34%	6.13%
2005	197	$10.51	$10.37	$ 2,069	0.80%	1.00%	-	10.47%	10.25%
2004	307	$9.52	$9.41	$ 2,917	0.80%	1.00%	-	5.76%	5.54%
2003	544	$9.00	$8.92	$ 4,895	0.80%	1.00%	-	24.70%	24.45%
OMIF - Small Cap
2007	248	$25.12	$24.69	$ 6,219	0.80%	1.00%	-	5.78%	5.57%
2006	313	$23.75	$23.39	$ 7,434	0.80%	1.00%	-	15.80%	15.57%
2005	424	$20.51	$20.24	$ 8,688	0.80%	1.00%	-	0.67%	0.46%
2004	556	$20.37	$20.14	$ 11,320	0.80%	1.00%	-	15.25%	15.02%
2003	1,008	$17.68	$17.51	$ 17,811	0.80%	1.00%	-	37.92%	37.64%
OMIF - Select Value
2007	128	$21.57	$21.20	$ 2,751	0.80%	1.00%	0.13%	4.67%	4.46%
2006	156	$20.61	$20.30	$ 3,209	0.80%	1.00%	1.42%	24.73%	24.48%
2005	232	$16.52	$16.31	$ 3,831	0.80%	1.00%	1.92%	3.67%	3.47%
2004	301	$15.94	$15.76	$ 4,801	0.80%	1.00%	2.04%	2.03%	1.82%
2003	512	$15.62	$15.48	$ 7,985	0.80%	1.00%	2.44%	17.35%	17.11%
OMIF - Columbus Circle Technology & Communications (b)
2007	453	$12.13	$11.92	$ 5,498	0.80%	1.00%	-	32.26%	31.99%
2006	584	$9.17	$9.03	$ 5,351	0.80%	1.00%	-	3.87%	3.66%
2005	826	$8.83	$8.71	$ 7,284	0.80%	1.00%	-	9.04%	8.82%
2004	1,203	$8.10	$8.01	$ 9,739	0.80%	1.00%	-	5.57%	5.36%
2003	1,968	$7.67	$7.60	$ 15,093	0.80%	1.00%	-	44.17%	43.88%
OMIF - Large Cap Growth
2007	279	$21.00	$20.64	$ 5,846	0.80%	1.00%	-	22.71%	22.46%
2006	367	$17.11	$16.85	$ 6,275	0.80%	1.00%	-	7.23%	6.99%
2005	493	$15.96	$15.75	$ 7,869	0.80%	1.00%	-	4.86%	4.65%
2004	713	$15.22	$15.05	$ 10,852	0.80%	1.00%	-	6.06%	5.85%
2003	1,088	$14.35	$14.22	$ 15,610	0.80%	1.00%	-	31.80%	31.54%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Discovery (b)
2007	271	$20.92	$20.56	$ 5,645	0.80%	1.00%	-	21.34%	21.09%
2006	322	$17.24	$16.98	$ 5,544	0.80%	1.00%	-	13.73%	13.50%
2005	401	$15.16	$14.96	$ 6,066	0.80%	1.00%	-	8.73%	8.51%
2004	512	$13.94	$13.78	$ 7,133	0.80%	1.00%	-	18.20%	17.96%
2003	871	$11.79	$11.68	$ 10,272	0.80%	1.00%	-	33.14%	32.87%
WFAF - Advantage VT Opportunity (b)
2007	155	$22.53	$22.14	$ 3,482	0.80%	1.00%	0.07%	5.78%	5.56%
2006	194	$21.30	$20.97	$ 4,131	0.80%	1.00%	-	11.32%	11.10%
2005	245	$19.13	$18.88	$ 4,681	0.80%	1.00%	-	7.02%	6.81%
2004	321	$17.88	$17.67	$ 5,735	0.80%	1.00%	-	17.27%	17.04%
2003	488	$15.24	$15.10	$ 7,428	0.80%	1.00%	0.07%	35.91%	35.64%
CST - Small Cap Core I (b)
2007	219	$11.73	$11.53	$ 2,572	0.80%	1.00%	-	(1.63%)	(1.83%)
2006	278	$11.92	$11.74	$ 3,317	0.80%	1.00%	-	3.93%	3.72%
2005	392	$11.47	$11.32	$ 4,500	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	654	$11.88	$11.75	$ 7,771	0.80%	1.00%	-	9.98%	9.76%
2003	855	$10.81	$10.70	$ 9,228	0.80%	1.00%	-	47.36%	47.06%
CST - International Focus
2007	159	$16.88	$16.59	$ 2,682	0.80%	1.00%	0.10%	15.66%	15.42%
2006	146	$14.59	$14.37	$ 2,133	0.80%	1.00%	1.04%	17.71%	17.47%
2005	147	$12.40	$12.23	$ 1,831	0.80%	1.00%	0.77%	16.50%	16.27%
2004	144	$10.64	$10.52	$ 1,530	0.80%	1.00%	0.95%	13.82%	13.59%
2003	153	$9.35	$9.26	$ 1,435	0.80%	1.00%	0.48%	32.03%	31.76%
CST - Global Small Cap Focus
2007	90	$13.81	$13.57	$ 1,235	0.80%	1.00%	-	(4.73%)	(4.92%)
2006	155	$14.49	$14.27	$ 2,238	0.80%	1.00%	-	12.30%	12.08%
2005	180	$12.90	$12.73	$ 2,317	0.80%	1.00%	-	15.22%	14.99%
2004	193	$11.20	$11.07	$ 2,157	0.80%	1.00%	-	17.04%	16.81%
2003	567	$9.57	$9.48	$ 5,421	0.80%	1.00%	-	46.48%	46.18%
Lazard - Retirement Emerging Markets (a)
2007	828	$14.72	$14.54	$ 12,151	0.25%	1.00%	0.33%	33.29%	32.29%
2006	315	$11.05	$10.99	$ 3,477	0.25%	1.00%	0.37%	10.45%	9.90%
SAI - Mid Cap Value (a)
2007	28	$9.36	$9.36	$ 266	0.80%	0.80%	0.29%	(6.35%)	(6.35%)
SAI - Mid Cap Value Investor Class (a)
2007	8	$9.39	$9.39	$ 78	0.25%	0.25%	1.32%	(6.10%)	(6.10%)
SAI - Small Cap Blend (a)
2007	16	$9.15	$9.15	$ 142	0.80%	0.80%	0.03%	(8.47%)	(8.47%)
SAI - Small Cap Blend Investor Class (a)
2007	14	$9.18	$9.18	$ 127	0.25%	0.25%	0.13%	(8.21%)	(8.21%)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on August 15, 2005.

(d) These portfolios commenced operations on July 1, 2005.

(e) These portfolios commenced operations on April 30, 2004.

(f) These portfolios commenced operations on September 26, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 4, 2008

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/E.FIA-ANN-0208
1.xxxxxx.xxx

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

(1) The following financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

(2) Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2007.

(3) Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2007 and 2006.

(4) Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

(5) Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2007 and 2006.

(6) Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2007 and 2006.

(7) Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2007 and 2006

(8) Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2007 and 2006.

(9) Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

(10) Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b)Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4) (a) Specimen Variable Annuity Contract (Note 4)

(b) Endorsement for Qualified Contracts (Note 4)

(5) Application for Variable Annuity Contract (Note 4)

(6) Certification of Incorporation and By-laws

(a) Charter of Empire Fidelity Investments Life (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life (Note 1)

(7) Form of Reinsurance Agreement - Not available

(8) (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corp rate Services. (Note 1)

(9) Legal opinion and consent of David J. Pearlman, filed herewith as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Not Applicable

(14) (a) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund (Note 1)

(b) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distribtors Corporation and Variable Insurance Products Fund II (Note 1)

(c) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund III (Note 6)

(d) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund IV (Note 6)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 4)

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 4)

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

(h) Form of Participation Agreement between Empire Fidelity Investments Life andWarburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)

(i) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 8)

(15) Powers of Attorney

(a) Power of Attorney for Lena G. Goldberg (Note 4)

(b) Powers of Attorney for Allan Brandon (Note 5)

(c) Power of Attorney for Richard A. Spillane, Jr. (Note 6)

(d) Power of Attorney for David A. Golino (Note 10)

(e) Power of Attorney for Jon J. Skillman (Note 10)

(f) Power of Attorney for Roger T. Servison (Note 10)

(g) Power of Attorney for Peter G. Johannsen (Note 9)

(h) Power of Attorney for Malcolm MacKay (Note 9)

(i) Power of Attorney for Rodney R. Rohda (Note 9)

(j) Power of Attorney for Miles Mei incorporated by reference herewith as Exhibit 14

(Note 1) Incorporated by reference from original registration statement filed on Form N-4 on April 24, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 13 of this registration statement on September 25, 2003.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 5) Incorporated herein by reference from Post-Effective Amendment No. 8 to this Registration Statement filed on January 19, 1999.

(Note 6) Incorporated herein by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 24, 2001.

(Note 7) Incorporated herein by reference from Post-Effective Amendment No. 12 to this Registration Statement filed on April 25, 2003.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

(Note 9) Incorporated by reference from Post-Effective Amendment No 4 to Registration Statement on Form N-4 Reg. No. 33-42376, filed on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 25, 1996.

(Note 10) Incorporated by reference from Post-Effective Amendment No. 18 to Registration Statement on Form N-4 Reg. No. 33-54924, filed on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2007.

Item 25. Directors and Officers of the Depositor

The directors and officers of Empire Fidelity Investments Life are as follows:

Directors of Empire Fidelity Investments Life

ALLAN BRANDON, Director

ALBERT FRANCKE, Director

LENA G. GOLDBERG, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

CLARE S. RICHER, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director and President

FLOYD L. SMITH, Director

RICHARD A. SPILLANE, JR., Director

Executive Officers of Empire Fidelity Investments Life

JOAN M. BLOOM,	\\\\\\\\\\\\\\\\\\\\\\\	Senior Vice President, Marketing
DAVID A. GOLINO,		Senior Vice President, Chief Financial Officer
ROBERT J. CUMMINGS,		Senior Vice President, Client Services
JEFFREY K. CIMINI,		Executive Vice President, Sales
WILLIAM J. JOHNSON JR.,		Actuary and Executive Vice President, Investment Product Development
and Risk Management
DAVID J. PEARLMAN,		Senior Vice President, Secretary and General Counsel
PAUL J. VANCHERI,		Senior Vice President, System and Technology
EARL F. MARTIN,		Appointed Actuary
BRIAN N. LEARY,		Chief Compliance Officer and Consumer Services Officer
MILES MEI		Treasurer

The addresses of Albert Francke, Peter Johannsen, Malcolm MacKay, and Floyd L. Smith are 11 Depot Street, P. O. Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109; and 4 Peter Cooper Road, # 9G, New York, New York 10010, respectively. The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2008, there were 741 Qualified Contracts and 223 Non-qualified Contracts outstanding.

Item 28. Indemnification.

FMR LLC and its subsidiaries own directors' and officers' liability reimbursement contracts (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life. A $10 million limit (policy aggregate limit) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgement in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgements, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Steven P. Akin	\\\\\\\\\\\\\\\\\\\\\\\\\\	Director
	Rodger A. Lawson,		Director
	Steven P. Akin		Chief Executive Officer and President
	Richard Lyons		Chief Financial Officer and Senior Vice President
	Donald St. Peter		Vice President, Real Estate
	John W. Callahan		Executive Vice President
	Tami R. Rash		Treasurer
	J. Gregory Wass		Assistant Treasurer
	David Forman		Secretary and General Counsel
	Susan Sturdy		Assistant Secretary
	Susan Boudrot		Compliance Officer
	Roger Hobby		Executive Vice President, Family Office

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2007, 2006, and 2005 were $3,094,320, $2,743,836, and $1,857,529 respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 28th day of April, 2008.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/David J. Pearlman
	Jon J. Skillman		David J. Pearlman,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 2008.

Signature	Title
/s/ *
Jon J. Skillman	President	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Albert Francke	Director	)
)
/s/ *		)
Richard A. Spillane, Jr.	Director	)
)*By: /s/David J. Pearlman )David J. Pearlman
/s/ *		)(Attorney-in-Fact)
Rodney R. Rohda	Director	)
)
/s/ *		)
Lena G. Goldberg	Director	)
)
/s/ *		)
Clare S. Richer	Director	)
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)*By: /s/ David J. Pearlman
/s/ *		)David J. Pearlman
Allan Brandon	Director	)(Attorney-in-Fact)
)
/s/ *		)
Floyd L. Smith	Director	)
)
/s/ *		)
Roger T. Servison	Director	)